UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 04/30/2026

Date of reporting period: 10/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

iShares Select U.S. REIT ETF

ICF | Cboe BZX Exchange

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Select U.S. REIT ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Select U.S. REIT ETF	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Key Fund statistics

Net Assets...
$1,891,595,082
Number of Portfolio Holdings...
32
Portfolio Turnover Rate...
10%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
42.6%
Residential REITs...
16.9
Retail REITs...
14.1
Health Care REITs...
13.0
Industrial REITs...
10.6
Office REITs...
1.4
Hotel & Resort REITs...
1.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Prologis, Inc...
9.3%
Welltower, Inc...
9.3
Equinix, Inc...
8.3
American Tower Corp...
6.7
Digital Realty Trust, Inc...
5.4
Simon Property Group, Inc...
5.2
Public Storage...
4.7
Realty Income Corp...
4.6
Crown Castle, Inc...
3.8
Ventas, Inc...
3.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Select U.S. REIT ETF

Semi-Annual Shareholder Report — October 31, 2025

ICF-10/25-SAR

iShares Morningstar Growth ETF

ILCG | NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Morningstar Growth ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Growth ETF	$2	0.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,128,808,555
Number of Portfolio Holdings...
357
Portfolio Turnover Rate...
8%

What did the Fund invest in?

(as of October 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
51.8%
Consumer Discretionary...
11.8
Financials...
8.0
Communication Services...
7.9
Industrials...
7.9
Health Care...
6.2
Consumer Staples...
2.5
Real Estate...
1.7
Materials...
1.1
Utilities...
0.8
Energy...
0.3
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
14.8%
Microsoft Corp...
12.0
Apple, Inc...
6.2
Broadcom, Inc...
5.3
Meta Platforms, Inc., Class A...
4.4
Tesla, Inc...
4.0
Amazon.com, Inc...
3.7
Eli Lilly & Co...
2.1
Visa, Inc., Class A...
1.8
Netflix, Inc...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Growth ETF

Semi-Annual Shareholder Report — October 31, 2025

ILCG-10/25-SAR

iShares Morningstar Mid-Cap ETF

IMCB | NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Morningstar Mid-Cap ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap ETF	$2	0.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,341,263,680
Number of Portfolio Holdings...
412
Portfolio Turnover Rate...
10%

What did the Fund invest in?

(as of October 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
17.8%
Financials...
15.9
Information Technology...
14.7
Consumer Discretionary...
9.5
Health Care...
8.6
Utilities...
7.2
Real Estate...
6.0
Energy...
5.8
Materials...
5.5
Consumer Staples...
5.4
Communication Services...
3.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Capital One Financial Corp...
1.2%
Robinhood Markets, Inc., Class A...
0.9
Snowflake, Inc., Class A...
0.8
Newmont Corp...
0.8
Marvell Technology, Inc...
0.7
Howmet Aerospace, Inc...
0.7
Emerson Electric Co...
0.7
Cloudflare, Inc., Class A...
0.7
Johnson Controls International plc...
0.6
Bank of New York Mellon Corp. (The)...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Mid-Cap ETF

Semi-Annual Shareholder Report — October 31, 2025

IMCB-10/25-SAR

iShares Morningstar Mid-Cap Growth ETF

IMCG | NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Morningstar Mid-Cap Growth ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Growth ETF	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,148,108,086
Number of Portfolio Holdings...
276
Portfolio Turnover Rate...
19%

What did the Fund invest in?

(as of October 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
23.7%
Information Technology...
20.0
Financials...
12.6
Consumer Discretionary...
11.5
Health Care...
10.0
Real Estate...
6.0
Communication Services...
4.6
Utilities...
3.5
Materials...
3.2
Consumer Staples...
3.2
Energy...
1.7
Security	Percent of Total InvestmentsFootnote Reference(a)
Robinhood Markets, Inc., Class A...
1.8%
Snowflake, Inc., Class A...
1.5
Marvell Technology, Inc...
1.4
Howmet Aerospace, Inc...
1.4
Cloudflare, Inc., Class A...
1.3
Royal Caribbean Cruises Ltd...
1.2
Vertiv Holdings Co., Class A...
1.2
Coinbase Global, Inc., Class A...
1.2
ROBLOX Corp., Class A...
1.2
Quanta Services, Inc...
1.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Mid-Cap Growth ETF

Semi-Annual Shareholder Report — October 31, 2025

IMCG-10/25-SAR

iShares Morningstar Small-Cap Growth ETF

ISCG | NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Morningstar Small-Cap Growth ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Growth ETF	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$775,982,225
Number of Portfolio Holdings...
940
Portfolio Turnover Rate...
20%

What did the Fund invest in?

(as of October 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
28.2%
Information Technology...
22.0
Health Care...
15.9
Consumer Discretionary...
9.1
Financials...
8.7
Real Estate...
4.3
Materials...
3.2
Communication Services...
2.8
Consumer Staples...
2.3
Energy...
2.1
Utilities...
1.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Credo Technology Group Holding Ltd...
1.0%
Ciena Corp...
1.0
Bloom Energy Corp., Class A...
1.0
Rocket Lab Corp...
0.9
Astera Labs, Inc...
0.9
Coherent Corp...
0.7
BWX Technologies, Inc...
0.7
IonQ, Inc...
0.7
FTAI Aviation Ltd...
0.6
Fabrinet...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Small-Cap Growth ETF

Semi-Annual Shareholder Report — October 31, 2025

ISCG-10/25-SAR

iShares Morningstar Small-Cap Value ETF

ISCV | NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Morningstar Small-Cap Value ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Value ETF	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$546,772,646
Number of Portfolio Holdings...
1,119
Portfolio Turnover Rate...
21%

What did the Fund invest in?

(as of October 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.2%
Consumer Discretionary...
14.9
Industrials...
14.0
Health Care...
9.4
Information Technology...
8.4
Real Estate...
7.7
Energy...
6.1
Materials...
5.4
Utilities...
4.4
Communication Services...
3.4
Consumer Staples...
3.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Sandisk Corp...
0.9%
Rocket Cos., Inc., Class A...
0.6
NEXTracker, Inc., Class A...
0.5
Annaly Capital Management, Inc...
0.5
Toll Brothers, Inc...
0.5
Bunge Global SA...
0.5
Viatris, Inc...
0.5
Skyworks Solutions, Inc...
0.5
TD SYNNEX Corp...
0.4
Host Hotels & Resorts, Inc...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Small-Cap Value ETF

Semi-Annual Shareholder Report — October 31, 2025

ISCV-10/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
OCTOBER 31, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Select U.S. REIT ETF | ICF | Cboe BZX Exchange

Table of Contents
Page
2

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
Select U.S. REIT ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 13.0%
Ventas, Inc. ........................ 950,185 $ 70,114,151
Welltower, Inc. ....................... 966,467 174,969,186
245,083,337
Hotel & Resort REITs — 1.4%
Host Hotels & Resorts, Inc. .............. 1,598,658 25,610,501
Industrial REITs — 10.6%
EastGroup Properties, Inc. .............. 139,708 24,383,237
Prologis, Inc. ........................ 1,422,532 176,521,996
200,905,233
Office REITs — 1.4%
BXP, Inc. .......................... 377,037 26,841,264
Residential REITs — 16.9%
American Homes 4 Rent , Class A .......... 787,430 24,882,788
AvalonBay Communities, Inc. ............ 304,338 52,930,465
Equity LifeStyle Properties, Inc. ........... 470,433 28,719,935
Equity Residential .................... 750,954 44,636,706
Essex Property Trust, Inc. ............... 147,282 37,081,189
Invitation Homes, Inc. .................. 1,293,935 36,424,270
Mid-America Apartment Communities, Inc. .... 268,174 34,387,952
Sun Communities, Inc. ................. 279,637 35,402,044
UDR, Inc. .......................... 739,781 24,923,222
319,388,571
Retail REITs — 14.0%
Federal Realty Investment Trust ........... 219,303 21,094,755
Kimco Realty Corp. ................... 1,595,454 32,962,080
Realty Income Corp. ................... 1,483,936 86,038,609
Regency Centers Corp. ................ 402,047 27,721,141
Simon Property Group, Inc. .............. 555,907 97,706,214
265,522,799
Specialized REITs — 42.6%
American Tower Corp. ................. 703,620 125,933,908
Crown Castle, Inc. .................... 785,425 70,861,044
Digital Realty Trust, Inc. ................ 598,172 101,934,491
Equinix, Inc. ........................ 184,825 156,363,798
Extra Space Storage, Inc. ............... 448,198 59,852,361
Iron Mountain, Inc. .................... 627,373 64,588,050
Lamar Advertising Co. , Class A ........... 220,633 26,164,867
Public Storage ....................... 321,915 89,672,642
SBA Communications Corp. ............. 231,812 44,387,362
VICI Properties, Inc. ................... 2,195,325 65,837,797
805,596,320
Total Long-Term Investments — 99 .9%
(Cost: $ 1,748,727,067 ) ............................ 1,888,948,025
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 2,592,498 $ 2,592,498
Total Short-Term Securities — 0 .1%
(Cost: $ 2,592,498 ) ............................... 2,592,498
Total Investments — 100 .0%
(Cost: $ 1,751,319,565 ) ............................ 1,891,540,523
Other Assets Less Liabilities — 0.0% .................... 54,559
Net Assets — 100.0% ...............................
$ 1,891,595,082
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Select U.S. REIT ETF
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 3,329,894 $ — $ (737,396)
(a)
$ — $ — $ 2,592,498 2,592,498 $ 76,773 $ —
— —
(a)
Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 68 12/19/25 $ 2,449 $ (39,400)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 39,400 $ — $ — $ — $ 39,400
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (60,001) $ — $ — $ — $ (60,001)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (136,859) $ — $ — $ — $ (136,859)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,997,990

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Select U.S. REIT ETF
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,888,948,025 $ — $ — $ 1,888,948,025
Short-Term Securities
Money Market Funds ...................................... 2,592,498 — — 2,592,498
$ 1,891,540,523 $ — $ — $ 1,891,540,523
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (39,400) $ — $ — $ (39,400)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

October 31, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
6
iShares Select
U.S. REIT ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,888,948,025
Investments, at value — affiliated
(b)
.......................................................................................... 2,592,498
Cash pledged:
Futures contracts .................................................................................................... 148,000
Receivables: –
Dividends — unaffiliated ............................................................................................... 399,921
Dividends — affiliated ................................................................................................. 13,596
Variation margin on futures contracts ....................................................................................... 4,953
Other assets ......................................................................................................... 10,353
Total a ssets .........................................................................................................
1,892,117,346
LIABILITIES
Bank overdraft ........................................................................................................ 4,951
Payables: –
Investment advisory fees ............................................................................................... 517,313
Total li abilities ........................................................................................................
522,264
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 1,891,595,082
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 2,000,968,199
Accumulated loss ..................................................................................................... (109,373,117)
NET ASSETS ........................................................................................................
$ 1,891,595,082
NET ASSET VALUE
Shares outstanding ....................................................................................................
31,250,000
Net asset value .......................................................................................................
$ 60.53
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,748,727,067
(b)
  Investments, at cost — affiliated ................................................................................... $ 2,592,498
See notes to financial statements.

Statement of Operations
Six Months Ended October 31, 2025
7
Statement of Operations
See notes to financial statements.
iShares Select
U.S. REIT ETF
INVESTMENT INCOME –
Dividends — unaffiliated .............................................................................................. $ 30,830,209
Dividends — affiliated ................................................................................................ 76,773
Interest — unaffiliated ................................................................................................ 140,923
Total investment income ................................................................................................
31,047,905
EXPENSES
Investment advisory ................................................................................................. 3,092,402
Total expenses ......................................................................................................
3,092,402
Net investment income .................................................................................................
27,955,503
REALIZED AND UNREALIZED GAIN (LOSS) $ (21,562,961)
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ (36,706,581)
Futures contracts ................................................................................................. (60,001)
In-kind redemptions — unaffiliated
(a)
.................................................................................... 11,123,343
(25,643,239)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 4,217,137
Futures contracts ................................................................................................. (136,859)
4,080,278
Net realized and unrealized loss ...........................................................................................
(21,562,961)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 6,392,542
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2025
iShares Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
iShares Select U.S. REIT ETF
Six Months Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 27,955,503 $ 56,635,800
Net realized gain (loss) .............................................................................. (25,643,239) 71,217,925
Net change in unrealized appreciation (depreciation) .......................................................... 4,080,278 213,522,804
Net increase in net assets resulting from operations .............................................................
6,392,542 341,376,529
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(24,253,493)
(b)
(54,203,831)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(36,639,934) (269,448,941)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (54,500,885) 17,723,757
Beginning of period ..................................................................................
1,946,095,967 1,928,372,210
End of period ......................................................................................
$ 1,891,595,082 $ 1,946,095,967
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
iShares Select U.S. REIT ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period ................
$ 61.10  $ 53.20  $ 55.74  $ 68.41  $ 62.62  $ 49.68
Net investment income
(b)
........................
0 .89  1 .67  1 .70  1 .62  1 .01  1 .15
Net realized and unrealized gain (loss)
(c)
..............
(0.69) 7.83  (2.63) (12.80) 6.10  13.04
Net increase (decrease) from investment operations ....... 0.20  9.50  (0.93) (11.18) 7.11  14.19
Distributions from net investment income
(d)
........... (0.77)
(e)
(1.60) (1.61) (1.49) (1.32) (1.25)
Net asset value, end of period ..................... $ 60.53  $ 61.10  $ 53.20  $ 55.74  $ 68.41  $ 62.62
Total Return
(f)
Based on net asset value ......................... 0.32%
(g)
17.84% (1.70)% (16.31)% 11.33% 29.11%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.32%
(i)
0.32% 0.33% 0.33% 0.32% 0.33%
Net investment income ...........................
2.88%
(i)
2.74% 3.10% 2.77% 1.46% 2.15%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,891,595  $ 1,946,096  $ 1,928,372  $ 2,277,133  $ 2,753,437  $ 2,257,332
Portfolio turnover rate
(j)
........................... 10% 17% 16% 12% 11% 27%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
iShares Semi-Annual Financial Statements and Additional Information
10
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
iShares ETF
Diversification
Classification
Select U.S. REIT ..................................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) (continued)
11
Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.350000%
Over $121 billion, up to and including $181 billion ............................................................................ 0.332500
Over $181 billion, up to and including $231 billion ............................................................................ 0.315875
Over $231 billion, up to and including $281 billion ............................................................................ 0.300081
Over $281 billion .................................................................................................. 0.285077

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
12
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended October 31, 2025, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended October 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2025, the Fund had non-expiring capital loss carryforwards of $226,614,810 available to offset future realized capital gains.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Select U.S. REIT ...................................................................... $ 8,591,305 $ 8,476,820 $ (911,200)
iShares ETF Purchases Sales
Select U.S. REIT ...................................................................................... $ 211,398,970 $ 201,548,868
iShares ETF
In-kind
Purchases
In-kind
Sales
Select U.S. REIT ...................................................................................... $ 9,210,265 $ 45,742,880
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Select U.S. REIT .................................................. $ 1,763,203,410 $ 264,218,003 $ (135,920,290) $ 128,297,713

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
10/31/25
Year Ended
04/30/25
iShares ETF Shares Amount Shares Amount
Select U.S. REIT
Shares sold 150,000 $ 9,243,268 1,050,000 $ 65,379,455
Shares redeemed
(750,000) (45,883,202) (5,450,000) (334,828,396)
(600,000) $ (36,639,934) (4,400,000) $ (269,448,941)

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
14
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
15
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Semi-Annual Financial Statements and Additional Information
16
iShares Select U.S. REIT ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December
9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
17
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
18
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
19
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or Cohen
& Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Morningstar Growth ETF | ILCG | NYSE Arca
iShares Morningstar Mid-Cap ETF | IMCB | NYSE Arca
iShares Morningstar Mid-Cap Growth ETF | IMCG | NYSE Arca
iShares Morningstar Small-Cap Growth ETF | ISCG | NYSE Arca
iShares Morningstar Small-Cap Value ETF | ISCV | NYSE Arca

Table of Contents
Page

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
Morningstar Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.
(a)
................. 7,213 $ 5,281,575
Curtiss-Wright Corp. ................... 3,702 2,205,392
GE Aerospace ....................... 78,350 24,206,233
HEICO Corp. ....................... 4,103 1,303,810
HEICO Corp. , Class A .................. 7,464 1,849,057
Howmet Aerospace, Inc. ................ 37,752 7,775,024
L3Harris Technologies, Inc. .............. 8,518 2,462,554
Textron, Inc. ........................ 6,260 505,871
TransDigm Group, Inc. ................. 5,183 6,782,007
52,371,523
Automobiles — 4.0%
Tesla, Inc.
(a)
......................... 272,624 124,469,213
Banks — 0.0%
First Citizens BancShares, Inc. , Class A ...... 619 1,129,564
Beverages — 0.2%
Brown-Forman Corp. , Class A ............ 2,319 62,892
Brown-Forman Corp. , Class B, NVS ........ 12,288 334,602
Monster Beverage Corp.
(a)
............... 66,356 4,434,571
4,832,065
Biotechnology — 0.7%
(a)
Alnylam Pharmaceuticals, Inc. ............ 12,186 5,557,304
BioMarin Pharmaceutical, Inc. ............ 13,218 708,088
Insmed, Inc. ........................ 20,284 3,845,846
Natera, Inc. ......................... 12,847 2,555,654
Summit Therapeutics, Inc.
(b)
.............. 10,940 206,875
Vertex Pharmaceuticals, Inc. ............. 18,265 7,773,036
20,646,803
Broadline Retail — 4.2%
Amazon.com, Inc.
(a)
................... 473,293 115,587,617
Coupang, Inc. , Class A
(a)
................ 79,374 2,537,587
eBay, Inc. .......................... 15,411 1,253,068
MercadoLibre, Inc.
(a)
................... 4,562 10,616,960
129,995,232
Building Products — 0.6%
Allegion plc ......................... 4,764 789,728
Carlisle Cos., Inc. .................... 4,188 1,361,309
Carrier Global Corp. ................... 38,612 2,297,028
Johnson Controls International plc ......... 45,517 5,206,690
Lennox International, Inc. ............... 3,182 1,606,910
Masco Corp. ........................ 8,651 560,239
Trane Technologies plc ................. 15,517 6,961,702
18,783,606
Capital Markets — 2.7%
Ameriprise Financial, Inc. ............... 4,796 2,171,485
Ares Management Corp. , Class A .......... 19,674 2,925,720
Bank of New York Mellon Corp. (The) ....... 32,414 3,498,443
Blackstone, Inc. , Class A ................ 48,201 7,068,195
Blue Owl Capital, Inc. , Class A ............ 55,858 880,881
Charles Schwab Corp. (The) ............. 90,848 8,586,953
Coinbase Global, Inc. , Class A
(a)
........... 20,312 6,982,859
FactSet Research Systems, Inc. ........... 3,674 980,223
Interactive Brokers Group, Inc. , Class A ...... 41,994 2,954,698
Intercontinental Exchange, Inc. ........... 31,238 4,569,807
KKR & Co., Inc. ...................... 31,472 3,724,082
LPL Financial Holdings, Inc. .............. 7,832 2,955,092
Moody's Corp. ....................... 15,072 7,239,082
Morningstar, Inc. ..................... 2,449 519,923
MSCI, Inc. ......................... 7,294 4,292,884
Nasdaq, Inc. ........................ 37,511 3,206,815
Security
Shares
Shares Value
Capital Markets (continued)
Raymond James Financial, Inc. ........... 8,061 $ 1,279,039
Robinhood Markets, Inc. , Class A
(a)
......... 71,182 10,448,094
S&P Global, Inc. ..................... 21,020 10,241,154
Tradeweb Markets, Inc. , Class A ........... 11,229 1,183,424
85,708,853
Chemicals — 0.7%
Corteva, Inc. ........................ 41,696 2,561,802
Dow, Inc. .......................... 23,181 552,867
DuPont de Nemours, Inc. ............... 16,871 1,377,517
Ecolab, Inc. ........................ 18,414 4,721,350
International Flavors & Fragrances, Inc. ...... 12,897 812,124
Linde plc .......................... 15,990 6,688,617
RPM International, Inc. ................. 6,519 712,396
Sherwin-Williams Co. (The) .............. 13,153 4,536,996
Westlake Corp. ...................... 1,322 90,967
22,054,636
Commercial Services & Supplies — 0.7%
Cintas Corp. ........................ 33,711 6,178,215
Clean Harbors, Inc.
(a)
.................. 4,927 1,037,183
Copart, Inc.
(a)
....................... 81,411 3,501,487
Republic Services, Inc. ................. 13,488 2,808,741
Rollins, Inc. ......................... 28,523 1,643,210
Veralto Corp. ........................ 15,358 1,515,528
Waste Management, Inc. ................ 21,242 4,243,514
20,927,878
Communications Equipment — 0.7%
Arista Networks, Inc.
(a)
................. 99,809 15,738,881
F5, Inc.
(a)
.......................... 3,684 932,236
Motorola Solutions, Inc. ................ 11,218 4,562,473
21,233,590
Construction & Engineering — 0.4%
AECOM ........................... 8,415 1,130,555
Comfort Systems USA, Inc. .............. 3,415 3,297,456
EMCOR Group, Inc. ................... 4,350 2,939,643
Quanta Services, Inc. .................. 14,105 6,334,979
13,702,633
Construction Materials — 0.2%
Martin Marietta Materials, Inc. ............ 2,875 1,762,663
Vulcan Materials Co. .................. 12,863 3,723,838
5,486,501
Consumer Finance — 0.5%
American Express Co. ................. 30,518 11,008,758
SoFi Technologies, Inc.
(a) (b)
.............. 112,417 3,336,537
Synchrony Financial ................... 16,530 1,229,501
15,574,796
Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings, Inc.
(a)
........ 7,731 682,338
Casey's General Stores, Inc. ............. 3,523 1,807,968
Costco Wholesale Corp. ................ 29,319 26,722,803
Performance Food Group Co.
(a)
........... 10,540 1,019,640
Sprouts Farmers Market, Inc.
(a)
............ 9,489 749,251
Sysco Corp. ........................ 16,868 1,252,955
US Foods Holding Corp.
(a)
............... 14,398 1,045,583
Walmart, Inc. ........................ 199,277 20,162,847
53,443,385
Containers & Packaging — 0.0%
Avery Dennison Corp. .................. 2,815 492,315
Ball Corp. .......................... 13,409 630,223
1,122,538

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services — 0.1%
Duolingo, Inc. , Class A
(a)
................ 3,758 $ 1,017,065
Service Corp. International .............. 9,651 805,955
1,823,020
Electric Utilities — 0.3%
Constellation Energy Corp. .............. 15,651 5,900,427
NRG Energy, Inc. ..................... 7,854 1,349,788
PPL Corp. ......................... 30,326 1,107,506
8,357,721
Electrical Equipment — 1.4%
AMETEK, Inc. ....................... 22,478 4,543,029
Eaton Corp. plc ...................... 18,758 7,157,302
Emerson Electric Co. .................. 28,809 4,020,872
GE Vernova, Inc. ..................... 26,518 15,516,743
Hubbell, Inc. ........................ 5,184 2,436,480
Rockwell Automation, Inc. ............... 6,446 2,374,449
Vertiv Holdings Co. , Class A ............. 36,518 7,042,861
43,091,736
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp. , Class A ............... 118,497 16,511,372
CDW Corp. ......................... 4,468 712,065
Corning, Inc. ........................ 40,318 3,591,528
Flex Ltd.
(a)
.......................... 15,027 939,488
Jabil, Inc. .......................... 5,682 1,255,097
Keysight Technologies, Inc.
(a)
............. 11,560 2,115,018
TE Connectivity plc ................... 14,438 3,566,330
Teledyne Technologies, Inc.
(a)
............. 3,228 1,700,575
Trimble, Inc.
(a)
....................... 16,467 1,313,243
Zebra Technologies Corp. , Class A
(a)
........ 3,291 886,102
32,590,818
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 48,219 2,334,282
Entertainment — 2.1%
Electronic Arts, Inc. ................... 10,341 2,068,820
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 2,266 206,161
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 20,554 2,052,317
Live Nation Entertainment, Inc.
(a)
.......... 13,910 2,079,962
Netflix, Inc.
(a)
........................ 41,282 46,188,779
ROBLOX Corp. , Class A
(a)
............... 60,026 6,826,157
Take-Two Interactive Software, Inc.
(a)
........ 16,506 4,231,643
TKO Group Holdings, Inc. , Class A ......... 6,615 1,246,266
64,900,105
Financial Services — 3.7%
Affirm Holdings, Inc. , Class A
(a)
............ 25,764 1,851,916
Apollo Global Management, Inc. ........... 18,303 2,275,246
Block, Inc. , Class A
(a)
.................. 32,536 2,470,784
Corpay, Inc.
(a)
....................... 4,444 1,156,995
Fidelity National Information Services, Inc. .... 34,698 2,169,319
Fiserv, Inc.
(a)
........................ 25,707 1,714,400
Jack Henry & Associates, Inc. ............ 7,056 1,050,921
Mastercard, Inc. , Class A ................ 80,004 44,161,408
Toast, Inc. , Class A
(a)
.................. 47,989 1,734,322
Visa, Inc. , Class A .................... 165,031 56,232,663
114,817,974
Food Products — 0.1%
Hershey Co. (The) .................... 5,083 862,229
McCormick & Co., Inc. (Non-Voting) , NVS .... 12,284 788,142
1,650,371
Security
Shares
Shares Value
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 7,324 $ 1,257,677
Ground Transportation — 0.9%
JB Hunt Transport Services, Inc. .......... 4,234 714,953
Norfolk Southern Corp. ................. 13,263 3,758,469
Old Dominion Freight Line, Inc. ........... 17,269 2,424,913
Uber Technologies, Inc.
(a)
............... 195,646 18,879,839
XPO, Inc.
(a)
......................... 11,414 1,642,132
27,420,306
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories ................... 90,620 11,202,444
Align Technology, Inc.
(a)
................. 3,414 470,722
Boston Scientific Corp.
(a)
................ 143,588 14,462,183
Cooper Cos., Inc. (The)
(a)
............... 13,642 953,712
Dexcom, Inc.
(a)
...................... 37,793 2,200,309
Edwards Lifesciences Corp.
(a)
............ 56,696 4,674,585
GE HealthCare Technologies, Inc. ......... 17,952 1,345,503
IDEXX Laboratories, Inc.
(a)
............... 7,831 4,929,693
Insulet Corp.
(a)
....................... 6,770 2,119,078
Intuitive Surgical, Inc.
(a)
................. 34,654 18,514,939
ResMed, Inc. ....................... 14,339 3,540,012
STERIS plc ......................... 9,225 2,174,333
Stryker Corp. ....................... 21,012 7,485,315
74,072,828
Health Care Providers & Services — 0.5%
Cardinal Health, Inc. ................... 13,461 2,567,955
Cencora, Inc. ....................... 17,743 5,993,762
McKesson Corp. ..................... 7,682 6,232,714
Molina Healthcare, Inc.
(a) (b)
............... 2,832 433,466
Tenet Healthcare Corp.
(a)
................ 2,865 591,594
15,819,491
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc. ........ 5,421 315,610
Healthpeak Properties, Inc. .............. 28,921 519,132
Ventas, Inc. ........................ 41,987 3,098,221
Welltower, Inc. ....................... 64,979 11,763,798
15,696,761
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 14,509 4,225,021
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc. , Class A
(a)
.................. 26,419 3,343,060
Booking Holdings, Inc. ................. 3,144 15,964,415
Chipotle Mexican Grill, Inc.
(a)
............. 130,410 4,132,693
Darden Restaurants, Inc. ............... 6,802 1,225,380
Domino's Pizza, Inc. ................... 3,067 1,222,077
DoorDash, Inc. , Class A
(a)
............... 35,479 9,024,793
DraftKings, Inc. , Class A
(a)
............... 47,194 1,443,664
Expedia Group, Inc. ................... 5,460 1,201,200
Flutter Entertainment plc
(a)
............... 16,122 3,749,816
Hilton Worldwide Holdings, Inc. ........... 21,432 5,507,167
Las Vegas Sands Corp. ................ 17,646 1,047,290
Marriott International, Inc. , Class A ......... 7,660 1,996,043
McDonald's Corp. .................... 22,576 6,737,356
Royal Caribbean Cruises Ltd. ............ 24,542 7,039,382
Starbucks Corp. ...................... 35,189 2,845,734
Yum! Brands, Inc. .................... 27,175 3,755,857
70,235,927
Household Durables — 0.2%
Garmin Ltd. ......................... 11,576 2,476,569
NVR, Inc.
(a)
......................... 113 814,823
PulteGroup, Inc. ..................... 8,397 1,006,548

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Somnigroup International, Inc. ............ 18,072 $ 1,433,833
5,731,773
Household Products — 0.2%
Church & Dwight Co., Inc. ............... 23,879 2,093,949
Clorox Co. (The) ..................... 8,965 1,008,204
Colgate-Palmolive Co. ................. 40,171 3,095,176
Kimberly-Clark Corp. .................. 11,254 1,347,216
7,544,545
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. ........................ 32,865 6,188,479
Insurance — 1.0%
Allstate Corp. (The) ................... 13,783 2,639,720
American International Group, Inc. ......... 22,030 1,739,489
Aon plc , Class A ..................... 11,604 3,953,251
Arthur J Gallagher & Co. ................ 18,169 4,532,984
Brown & Brown, Inc. ................... 27,508 2,193,488
Erie Indemnity Co. , Class A, NVS .......... 2,435 712,578
Loews Corp. ........................ 7,357 732,463
Markel Group, Inc.
(a)
................... 707 1,395,993
Marsh & McLennan Cos., Inc. ............ 20,218 3,601,837
Progressive Corp. (The) ................ 39,324 8,100,744
Willis Towers Watson plc ................ 4,316 1,351,339
WR Berkley Corp. .................... 16,403 1,170,190
32,124,076
Interactive Media & Services — 5.7%
Alphabet, Inc. , Class C, NVS ............. 133,912 37,739,080
Meta Platforms, Inc. , Class A ............. 210,934 136,759,059
Pinterest, Inc. , Class A
(a)
................ 26,172 866,293
Reddit, Inc. , Class A
(a)
.................. 7,366 1,539,126
Snap, Inc. , Class A, NVS
(a)
.............. 55,490 432,822
177,336,380
IT Services — 1.0%
Accenture plc , Class A ................. 18,776 4,695,878
Cloudflare, Inc. , Class A
(a)
............... 29,627 7,504,519
CoreWeave, Inc. , Class A
(a)
.............. 2,933 392,172
Gartner, Inc.
(a)
....................... 7,350 1,825,299
GoDaddy, Inc. , Class A
(a)
................ 13,772 1,833,466
MongoDB, Inc. , Class A
(a)
............... 7,607 2,737,151
Okta, Inc. , Class A
(a)
................... 16,207 1,483,427
Snowflake, Inc. , Class A
(a) (b)
.............. 31,705 8,715,070
Twilio, Inc. , Class A
(a)
.................. 9,690 1,306,987
VeriSign, Inc. ....................... 7,720 1,851,256
32,345,225
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. ............... 10,582 1,548,782
IQVIA Holdings, Inc.
(a)
.................. 5,367 1,161,741
Mettler-Toledo International, Inc.
(a)
......... 1,180 1,671,222
Revvity, Inc. ........................ 4,474 418,722
Waters Corp.
(a)
...................... 5,734 2,004,606
West Pharmaceutical Services, Inc. ........ 4,131 1,165,231
7,970,304
Machinery — 1.0%
Caterpillar, Inc. ...................... 12,665 7,310,998
Cummins, Inc. ....................... 6,223 2,723,683
Dover Corp. ........................ 8,390 1,522,449
Fortive Corp. ........................ 16,711 841,232
Graco, Inc. ......................... 16,325 1,334,895
IDEX Corp. ......................... 3,727 639,031
Ingersoll Rand, Inc. ................... 25,828 1,971,451
Otis Worldwide Corp. .................. 25,605 2,375,120
Security
Shares
Shares Value
Machinery (continued)
Parker-Hannifin Corp. .................. 4,347 $ 3,359,492
Pentair plc ......................... 11,504 1,223,450
Snap-on, Inc. ....................... 1,643 551,309
Westinghouse Air Brake Technologies Corp. ... 16,549 3,383,278
Xylem, Inc. ......................... 23,340 3,520,839
30,757,227
Media — 0.2%
Fox Corp. , Class A, NVS ................ 8,960 579,264
Fox Corp. , Class B .................... 5,700 332,937
Liberty Broadband Corp. , Class A
(a)
......... 1,649 88,205
Liberty Broadband Corp. , Class C, NVS
(a)
.... 10,148 546,165
News Corp. , Class A, NVS .............. 36,677 971,941
News Corp. , Class B .................. 9,994 304,517
Trade Desk, Inc. (The) , Class A
(a)
.......... 43,822 2,203,370
5,026,399
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. ................ 94,246 3,930,058
Reliance, Inc. ....................... 2,142 604,965
Steel Dynamics, Inc. ................... 6,861 1,075,805
5,610,828
Multi-Utilities — 0.3%
Ameren Corp. ....................... 10,628 1,084,269
CenterPoint Energy, Inc. ................ 28,586 1,093,129
CMS Energy Corp. .................... 11,559 850,164
Dominion Energy, Inc. .................. 43,875 2,575,024
Public Service Enterprise Group, Inc. ....... 18,749 1,510,419
WEC Energy Group, Inc. ................ 12,496 1,396,178
8,509,183
Oil, Gas & Consumable Fuels — 0.2%
EQT Corp. ......................... 29,228 1,566,036
Expand Energy Corp. .................. 10,997 1,136,100
Targa Resources Corp. ................. 20,965 3,229,449
Texas Pacific Land Corp. ................ 1,870 1,764,121
7,695,706
Passenger Airlines — 0.0%
Southwest Airlines Co. ................. 32,390 981,417
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The) , Class A ...... 7,438 719,180
Pharmaceuticals — 2.2%
Eli Lilly & Co. ....................... 77,647 66,998,491
Zoetis, Inc. , Class A ................... 22,237 3,204,129
70,202,620
Professional Services — 0.7%
Automatic Data Processing, Inc. ........... 23,657 6,157,917
Booz Allen Hamilton Holding Corp. ......... 11,811 1,029,447
Broadridge Financial Solutions, Inc. ........ 11,465 2,526,886
Equifax, Inc. ........................ 11,919 2,516,101
Jacobs Solutions, Inc. .................. 5,134 799,929
Leidos Holdings, Inc. .................. 5,026 957,302
Paychex, Inc. ....................... 21,741 2,544,349
Paycom Software, Inc. ................. 4,871 911,315
TransUnion ......................... 18,750 1,522,125
Verisk Analytics, Inc. ................... 13,587 2,972,292
21,937,663
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc. , Class A .............. 19,156 2,919,949
CoStar Group, Inc. .................... 38,581 2,654,759
Zillow Group, Inc. , Class A ............... 4,883 349,281

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc. , Class C, NVS .......... 16,299 $ 1,222,099
7,146,088
Residential REITs — 0.2%
American Homes 4 Rent , Class A .......... 17,606 556,350
AvalonBay Communities, Inc. ............ 6,750 1,173,960
Camden Property Trust ................. 4,232 420,999
Equity LifeStyle Properties, Inc. ........... 11,634 710,256
Equity Residential .................... 16,273 967,267
Essex Property Trust, Inc. ............... 3,233 813,972
Invitation Homes, Inc. .................. 31,093 875,268
Mid-America Apartment Communities, Inc. .... 5,094 653,204
Sun Communities, Inc. ................. 4,767 603,502
UDR, Inc. .......................... 12,673 426,953
7,201,731
Retail REITs — 0.1%
Realty Income Corp. ................... 63,361 3,673,671
Regency Centers Corp. ................ 6,319 435,695
4,109,366
Semiconductors & Semiconductor Equipment — 23.0%
Advanced Micro Devices, Inc.
(a)
........... 157,346 40,299,458
Applied Materials, Inc. ................. 24,951 5,816,078
Broadcom, Inc. ...................... 448,272 165,694,779
Entegris, Inc. ........................ 14,525 1,330,054
KLA Corp. .......................... 12,848 15,529,891
Lam Research Corp. .................. 69,312 10,913,867
Marvell Technology, Inc. ................ 83,366 7,814,729
Monolithic Power Systems, Inc. ........... 4,439 4,461,195
NVIDIA Corp. ....................... 2,284,024 462,492,020
NXP Semiconductors NV ............... 11,780 2,463,434
ON Semiconductor Corp.
(a)
.............. 19,069 954,976
Teradyne, Inc. ....................... 10,078 1,831,777
719,602,258
Software — 19.5%
Adobe, Inc.
(a)
........................ 25,746 8,761,621
AppLovin Corp. , Class A
(a)
............... 20,688 13,185,083
Atlassian Corp. , Class A
(a)
............... 15,750 2,668,365
Autodesk, Inc.
(a)
...................... 20,708 6,240,149
Bentley Systems, Inc. , Class B ............ 12,947 658,096
Cadence Design Systems, Inc.
(a)
.......... 26,421 8,948,529
Crowdstrike Holdings, Inc. , Class A
(a)
........ 23,392 12,702,090
Datadog, Inc. , Class A
(a)
................ 28,959 4,714,815
DocuSign, Inc.
(a)
..................... 19,679 1,439,322
Dynatrace, Inc.
(a)
..................... 28,798 1,456,315
Fair Isaac Corp.
(a)
..................... 2,266 3,760,495
Fortinet, Inc.
(a)
....................... 63,404 5,480,008
Gen Digital, Inc. ...................... 19,931 525,381
Guidewire Software, Inc.
(a)
............... 8,071 1,885,708
HubSpot, Inc.
(a)
...................... 4,880 2,400,570
Intuit, Inc. .......................... 26,478 17,675,389
Microsoft Corp. ...................... 722,319 374,024,001
Nutanix, Inc. , Class A
(a)
................. 25,080 1,786,699
Oracle Corp. ........................ 111,697 29,332,749
Palantir Technologies, Inc. , Class A
(a)
....... 211,933 42,486,209
Palo Alto Networks, Inc.
(a)
............... 64,651 14,238,736
PTC, Inc.
(a)
......................... 11,549 2,292,938
Roper Technologies, Inc. ................ 10,318 4,603,376
Salesforce, Inc. ...................... 50,366 13,115,810
ServiceNow, Inc.
(a)
.................... 20,160 18,532,685
Synopsys, Inc.
(a)
..................... 17,901 8,123,832
Tyler Technologies, Inc.
(a)
............... 4,159 1,980,765
Workday, Inc. , Class A
(a)
................ 20,946 5,025,364
Security
Shares
Shares Value
Software (continued)
Zscaler, Inc.
(a)
....................... 9,439 $ 3,125,630
611,170,730
Specialized REITs — 0.6%
Crown Castle, Inc. .................... 29,049 2,620,801
Digital Realty Trust, Inc. ................ 15,392 2,622,951
Equinix, Inc. ........................ 7,138 6,038,819
Extra Space Storage, Inc. ............... 9,671 1,291,465
Iron Mountain, Inc. .................... 18,229 1,876,675
Public Storage ....................... 6,214 1,730,972
SBA Communications Corp. ............. 10,447 2,000,392
18,182,075
Specialty Retail — 1.1%
AutoZone, Inc.
(a)
..................... 1,625 5,970,949
Burlington Stores, Inc.
(a)
................ 6,064 1,659,050
Carvana Co. , Class A
(a) (b)
................ 13,361 4,095,681
O'Reilly Automotive, Inc.
(a)
............... 51,090 4,824,939
Ross Stores, Inc. ..................... 31,341 4,980,712
TJX Cos., Inc. (The) ................... 51,821 7,262,195
Tractor Supply Co. .................... 49,799 2,694,624
Ulta Beauty, Inc.
(a)
.................... 1,880 977,374
Williams-Sonoma, Inc. ................. 5,809 1,128,921
33,594,445
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. ......................... 718,364 194,224,075
NetApp, Inc. ........................ 8,789 1,035,168
Pure Storage, Inc. , Class A
(a)
............. 29,741 2,935,437
Super Micro Computer, Inc.
(a)
............. 51,132 2,656,819
200,851,499
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.
(a)
................ 14,661 1,194,871
Lululemon Athletica, Inc.
(a)
............... 6,753 1,151,657
Tapestry, Inc. ........................ 11,911 1,308,066
3,654,594
Tobacco — 0.3%
Philip Morris International, Inc. ............ 67,451 9,735,203
Trading Companies & Distributors — 0.5%
Fastenal Co. ........................ 111,320 4,580,818
Ferguson Enterprises, Inc. ............... 6,483 1,611,025
United Rentals, Inc. ................... 4,318 3,761,755
Watsco, Inc. ........................ 3,373 1,241,298
WW Grainger, Inc. .................... 4,392 4,299,768
15,494,664
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 11,543 1,482,467
Total Long-Term Investments — 99 .8%
(Cost: $ 1,793,650,442 ) ............................ 3,122,682,979

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(e)
................... 15,243,377 $ 15,250,998
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 5,372,022 5,372,022
Total Short-Term Securities — 0 .7%
(Cost: $ 20,622,750 ) ............................... 20,623,020
Total Investments — 100 .5%
(Cost: $ 1,814,273,192 ) ............................ 3,143,305,999
Liabilities in Excess of Other Assets — (0.5) % ............. (14,497,444)
Net Assets — 100.0% ...............................
$ 3,128,808,555
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 33,391,014 $ — $ (18,129,909)
(a)
$ (7,665) $ (2,442) $ 15,250,998 15,243,377 $ 66,978
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,089,324 2,282,698
(a)
— — — 5,372,022 5,372,022 86,848 —
$ (7,665) $ (2,442) $ 20,623,020 $ 153,826 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index ............................................... 22 12/19/25 $ 5,408 $ 240,550

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 240,550 $ — $ — $ — $ 240,550
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 808,619 $ — $ — $ — $ 808,619
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 232,384 $ — $ — $ — $ 232,384
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,712,075
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,122,682,979 $ — $ — $ 3,122,682,979
Short-Term Securities
Money Market Funds ...................................... 20,623,020 — — 20,623,020
$ 3,143,305,999 $ — $ — $ 3,143,305,999
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 240,550 $ — $ — $ 240,550
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a)
................. 8,405 $ 6,154,393
Curtiss-Wright Corp.
(b)
.................. 4,273 2,545,554
HEICO Corp. ....................... 4,807 1,527,520
HEICO Corp. , Class A .................. 8,745 2,166,399
Howmet Aerospace, Inc. ................ 43,961 9,053,768
L3Harris Technologies, Inc. .............. 21,133 6,109,551
Textron, Inc. ........................ 20,559 1,661,373
29,218,558
Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc. ... 15,205 1,853,489
FedEx Corp. ........................ 25,018 6,350,069
8,203,558
Automobile Components — 0.1%
Aptiv plc
(a)
.......................... 23,542 1,909,256
Automobiles — 1.1%
Ford Motor Co. ...................... 445,562 5,850,229
General Motors Co. ................... 107,860 7,452,048
Rivian Automotive, Inc. , Class A
(a) (b)
......... 86,104 1,168,431
14,470,708
Banks — 2.6%
Citizens Financial Group, Inc. ............ 49,800 2,533,326
East West Bancorp, Inc. ................ 15,835 1,608,836
Fifth Third Bancorp ................... 75,285 3,133,362
First Citizens BancShares, Inc. , Class A
(b)
.... 1,183 2,158,762
Huntington Bancshares, Inc. ............. 173,846 2,684,182
KeyCorp ........................... 106,664 1,876,220
M&T Bank Corp. ..................... 17,681 3,251,005
Regions Financial Corp. ................ 97,390 2,356,838
Truist Financial Corp. .................. 146,052 6,518,301
US Bancorp ........................ 176,090 8,219,881
34,340,713
Beverages — 1.0%
Brown-Forman Corp. , Class A ............ 5,421 147,017
Brown-Forman Corp. , Class B, NVS ........ 33,269 905,915
Constellation Brands, Inc. , Class A ......... 17,241 2,265,123
Keurig Dr Pepper, Inc. ................. 137,442 3,732,925
Monster Beverage Corp.
(a)
............... 77,669 5,190,619
Primo Brands Corp. , Class A ............. 23,502 516,339
12,757,938
Biotechnology — 1.6%
(a)
Alnylam Pharmaceuticals, Inc. ............ 14,231 6,489,905
Biogen, Inc. ........................ 15,991 2,466,932
BioMarin Pharmaceutical, Inc. ............ 21,648 1,159,683
Incyte Corp. ........................ 18,322 1,712,741
Insmed, Inc. ........................ 23,699 4,493,330
Natera, Inc. ......................... 14,864 2,956,896
Summit Therapeutics, Inc.
(b)
.............. 13,250 250,558
United Therapeutics Corp. ............... 4,666 2,078,376
21,608,421
Broadline Retail — 0.7%
Coupang, Inc. , Class A
(a)
................ 138,843 4,438,811
eBay, Inc. .......................... 52,866 4,298,534
8,737,345
Building Products — 1.7%
Allegion plc ......................... 9,798 1,624,215
Builders FirstSource, Inc.
(a)
.............. 12,938 1,503,007
Carlisle Cos., Inc. .................... 4,917 1,598,271
Carrier Global Corp. ................... 90,164 5,363,856
Security
Shares
Shares Value
Building Products (continued)
Johnson Controls International plc ......... 74,810 $ 8,557,516
Lennox International, Inc. ............... 3,692 1,864,460
Masco Corp. ........................ 24,035 1,556,507
Owens Corning ...................... 9,765 1,243,182
23,311,014
Capital Markets — 5.2%
Ameriprise Financial, Inc. ............... 10,620 4,808,417
Ares Management Corp. , Class A .......... 23,048 3,427,468
Bank of New York Mellon Corp. (The) ....... 76,911 8,301,004
Blue Owl Capital, Inc. , Class A ............ 65,405 1,031,437
Carlyle Group, Inc. (The) ................ 24,594 1,311,352
Coinbase Global, Inc. , Class A
(a)
........... 23,701 8,147,930
FactSet Research Systems, Inc. ........... 4,309 1,149,641
Interactive Brokers Group, Inc. , Class A ...... 49,206 3,462,134
LPL Financial Holdings, Inc. .............. 9,052 3,415,410
Morningstar, Inc. ..................... 2,896 614,821
MSCI, Inc. ......................... 8,484 4,993,258
Nasdaq, Inc. ........................ 43,948 3,757,115
Northern Trust Corp. ................... 21,504 2,766,920
Raymond James Financial, Inc. ........... 19,365 3,072,645
Robinhood Markets, Inc. , Class A
(a)
......... 83,057 12,191,106
State Street Corp. .................... 32,724 3,784,858
T. Rowe Price Group, Inc. ............... 25,145 2,578,117
Tradeweb Markets, Inc. , Class A ........... 13,189 1,389,989
70,203,622
Chemicals — 1.9%
Air Products & Chemicals, Inc. ............ 25,208 6,115,209
CF Industries Holdings, Inc. .............. 18,852 1,570,183
Corteva, Inc. ........................ 77,687 4,773,089
Dow, Inc. .......................... 79,561 1,897,530
DuPont de Nemours, Inc. ............... 47,243 3,857,391
International Flavors & Fragrances, Inc. ...... 29,064 1,830,160
LyondellBasell Industries NV , Class A ....... 29,445 1,366,837
PPG Industries, Inc. ................... 25,734 2,515,498
RPM International, Inc. ................. 14,654 1,601,389
Westlake Corp. ...................... 3,965 272,832
25,800,118
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.
(a)
.................. 5,826 1,226,431
Copart, Inc.
(a)
....................... 95,353 4,101,132
Rollins, Inc. ......................... 33,446 1,926,824
Veralto Corp. ........................ 26,770 2,641,664
9,896,051
Communications Equipment — 0.1%
F5, Inc.
(a)
.......................... 6,564 1,661,020
Construction & Engineering — 1.2%
AECOM ........................... 14,490 1,946,732
Comfort Systems USA, Inc. .............. 3,987 3,849,767
EMCOR Group, Inc. ................... 5,066 3,423,501
Quanta Services, Inc. .................. 16,505 7,412,891
16,632,891
Construction Materials — 0.9%
Amrize Ltd.
(a) (b)
....................... 55,918 2,898,789
Martin Marietta Materials, Inc. ............ 6,866 4,209,545
Vulcan Materials Co. .................. 15,051 4,357,264
11,465,598
Consumer Finance — 1.7%
Capital One Financial Corp. .............. 72,381 15,923,096
SoFi Technologies, Inc.
(a)
................ 131,669 3,907,936

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Synchrony Financial ................... 42,045 $ 3,127,307
22,958,339
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.
(a)
........ 13,273 1,171,475
Casey's General Stores, Inc. ............. 4,127 2,117,935
Dollar General Corp. .................. 24,927 2,459,298
Dollar Tree, Inc.
(a)
..................... 22,350 2,215,332
Kroger Co. (The) ..................... 69,652 4,431,957
Performance Food Group Co.
(a)
........... 17,616 1,704,172
Sprouts Farmers Market, Inc.
(a)
............ 11,160 881,193
Sysco Corp. ........................ 54,024 4,012,903
Target Corp. ........................ 51,490 4,774,153
US Foods Holding Corp.
(a)
............... 26,024 1,889,863
25,658,281
Containers & Packaging — 0.9%
Amcor plc .......................... 258,672 2,043,509
Avery Dennison Corp. .................. 8,987 1,571,736
Ball Corp. .......................... 30,495 1,433,265
International Paper Co. ................. 59,074 2,282,619
Packaging Corp. of America ............. 10,126 1,982,266
Smurfit WestRock plc .................. 58,269 2,151,292
11,464,687
Distributors — 0.1%
Genuine Parts Co. .................... 15,678 1,995,966
Diversified Consumer Services — 0.2%
Duolingo, Inc. , Class A
(a) (b)
............... 4,455 1,205,701
Service Corp. International .............. 16,125 1,346,599
2,552,300
Diversified REITs — 0.1%
WP Carey, Inc. ...................... 24,704 1,630,464
Electric Utilities — 3.4%
Alliant Energy Corp. ................... 28,911 1,931,833
American Electric Power Co., Inc. .......... 58,411 7,024,507
Edison International ................... 43,564 2,412,574
Entergy Corp. ....................... 50,445 4,847,260
Evergy, Inc. ......................... 26,083 2,003,435
Eversource Energy ................... 39,853 2,941,550
Exelon Corp. ........................ 114,512 5,281,293
FirstEnergy Corp. .................... 58,561 2,683,851
NRG Energy, Inc. ..................... 21,811 3,748,438
PG&E Corp. ........................ 248,186 3,961,049
PPL Corp. ......................... 80,005 2,921,783
Xcel Energy, Inc. ..................... 65,123 5,286,034
45,043,607
Electrical Equipment — 2.2%
AMETEK, Inc. ....................... 26,121 5,279,315
Emerson Electric Co. .................. 63,827 8,908,335
Hubbell, Inc. ........................ 6,073 2,854,310
Rockwell Automation, Inc. ............... 12,816 4,720,902
Vertiv Holdings Co. , Class A ............. 42,492 8,195,007
29,957,869
Electronic Equipment, Instruments & Components — 2.5%
CDW Corp. ......................... 14,939 2,380,828
Corning, Inc. ........................ 85,412 7,608,501
Flex Ltd.
(a)
.......................... 41,591 2,600,269
Jabil, Inc. .......................... 11,317 2,499,812
Keysight Technologies, Inc.
(a)
............. 19,477 3,563,512
TE Connectivity plc ................... 33,555 8,288,421
Teledyne Technologies, Inc.
(a)
............. 5,309 2,796,887
Trimble, Inc.
(a)
....................... 27,078 2,159,471
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
........ 5,812 $ 1,564,881
33,462,582
Energy Equipment & Services — 1.1%
Baker Hughes Co. , Class A .............. 112,212 5,432,183
Halliburton Co. ...................... 97,709 2,622,509
SLB Ltd. ........................... 168,213 6,065,761
14,120,453
Entertainment — 2.3%
Electronic Arts, Inc. ................... 25,871 5,175,752
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 2,621 238,459
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 24,080 2,404,388
Live Nation Entertainment, Inc.
(a)
.......... 16,299 2,437,189
ROBLOX Corp. , Class A
(a)
............... 69,989 7,959,149
Take-Two Interactive Software, Inc.
(a)
........ 19,265 4,938,968
TKO Group Holdings, Inc. , Class A ......... 7,801 1,469,708
Warner Bros Discovery, Inc.
(a)
............ 256,868 5,766,687
30,390,300
Financial Services — 1.4%
Affirm Holdings, Inc. , Class A
(a)
............ 30,258 2,174,945
Block, Inc. , Class A
(a)
.................. 63,423 4,816,343
Corpay, Inc.
(a)
....................... 7,690 2,002,091
Equitable Holdings, Inc. ................ 26,305 1,299,467
Fidelity National Information Services, Inc. .... 59,615 3,727,130
Global Payments, Inc. ................. 27,706 2,154,418
Jack Henry & Associates, Inc. ............ 8,322 1,239,479
Toast, Inc. , Class A
(a)
.................. 56,209 2,031,393
19,445,266
Food Products — 1.5%
Archer-Daniels-Midland Co. .............. 51,419 3,112,392
Conagra Brands, Inc. .................. 54,696 940,224
General Mills, Inc. .................... 61,998 2,889,727
Hershey Co. (The) .................... 16,673 2,828,241
Hormel Foods Corp. ................... 33,188 716,529
J M Smucker Co. (The) ................. 11,918 1,234,109
Kellanova .......................... 30,942 2,570,043
Kraft Heinz Co. (The) .................. 98,725 2,441,469
McCormick & Co., Inc. (Non-Voting) , NVS .... 28,572 1,833,180
Pilgrim's Pride Corp. ................... 4,935 188,023
Tyson Foods, Inc. , Class A .............. 30,991 1,593,247
20,347,184
Gas Utilities — 0.2%
Atmos Energy Corp. ................... 17,957 3,083,576
Ground Transportation — 1.6%
CSX Corp. ......................... 211,329 7,612,071
JB Hunt Transport Services, Inc. .......... 9,140 1,543,380
Norfolk Southern Corp. ................. 25,636 7,264,730
Old Dominion Freight Line, Inc. ........... 20,149 2,829,323
XPO, Inc.
(a)
......................... 13,411 1,929,440
21,178,944
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc.
(a)
................. 8,109 1,118,069
Baxter International, Inc. ................ 58,463 1,079,811
Becton Dickinson & Co. ................ 32,553 5,817,546
Cooper Cos., Inc. (The)
(a)
............... 22,525 1,574,723
Dexcom, Inc.
(a)
...................... 44,185 2,572,451
Edwards Lifesciences Corp.
(a)
............ 66,366 5,471,877
GE HealthCare Technologies, Inc. ......... 51,578 3,865,771
Hologic, Inc.
(a)
....................... 25,480 1,883,227

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.
(a)
............... 9,117 $ 5,739,243
Insulet Corp.
(a)
....................... 7,879 2,466,206
ResMed, Inc. ....................... 16,620 4,103,145
Solventum Corp.
(a)
.................... 15,834 1,093,179
STERIS plc ......................... 10,761 2,536,368
Zimmer Biomet Holdings, Inc. ............ 22,643 2,276,980
41,598,596
Health Care Providers & Services — 1.9%
Cardinal Health, Inc. ................... 26,980 5,146,974
Cencora, Inc. ....................... 20,761 7,013,273
Centene Corp.
(a)
..................... 53,029 1,875,636
Humana, Inc. ....................... 13,641 3,794,790
Labcorp Holdings, Inc. ................. 9,499 2,412,366
Molina Healthcare, Inc.
(a)
................ 6,097 933,207
Quest Diagnostics, Inc. ................. 12,620 2,220,489
Tenet Healthcare Corp.
(a)
................ 9,883 2,040,741
25,437,476
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 16,865 981,880
Healthpeak Properties, Inc. .............. 79,605 1,428,910
Ventas, Inc. ........................ 49,086 3,622,056
6,032,846
Health Care Technology — 0.4%
Veeva Systems, Inc. , Class A
(a)
........... 16,974 4,942,829
Hotels, Restaurants & Leisure — 3.2%
Airbnb, Inc. , Class A
(a)
.................. 47,336 5,989,898
Carnival Corp.
(a)
...................... 122,222 3,523,660
Darden Restaurants, Inc. ............... 13,260 2,388,789
Domino's Pizza, Inc. ................... 3,614 1,440,035
DraftKings, Inc. , Class A
(a)
............... 55,280 1,691,015
Expedia Group, Inc. ................... 13,787 3,033,140
Flutter Entertainment plc
(a)
............... 18,797 4,371,994
Hilton Worldwide Holdings, Inc. ........... 25,019 6,428,882
Las Vegas Sands Corp. ................ 35,960 2,134,226
Royal Caribbean Cruises Ltd. ............ 28,621 8,209,361
Yum! Brands, Inc. .................... 31,774 4,391,485
43,602,485
Household Durables — 1.4%
DR Horton, Inc. ...................... 30,257 4,510,714
Garmin Ltd. ......................... 18,303 3,915,744
Lennar Corp. , Class A .................. 24,126 2,986,075
Lennar Corp. , Class B ................. 1,049 123,834
NVR, Inc.
(a)
......................... 302 2,177,668
PulteGroup, Inc. ..................... 22,717 2,723,087
Somnigroup International, Inc. ............ 21,248 1,685,816
18,122,938
Household Products — 0.6%
Church & Dwight Co., Inc. ............... 27,884 2,445,148
Clorox Co. (The) ..................... 14,054 1,580,513
Kimberly-Clark Corp. .................. 37,761 4,520,369
8,546,030
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp. ........................ 38,335 7,218,481
Insurance — 4.9%
Aflac, Inc. .......................... 55,132 5,909,599
Allstate Corp. (The) ................... 29,984 5,742,536
American International Group, Inc. ......... 60,705 4,793,267
Arch Capital Group Ltd. ................ 42,033 3,627,868
Brown & Brown, Inc. ................... 31,885 2,542,510
Cincinnati Financial Corp. ............... 17,525 2,709,190
Security
Shares
Shares Value
Insurance (continued)
Erie Indemnity Co. , Class A, NVS .......... 2,895 $ 847,193
Everest Group Ltd. .................... 4,859 1,528,253
Fidelity National Financial, Inc. , Class A ...... 29,184 1,612,124
Hartford Insurance Group, Inc. (The) ........ 32,050 3,979,969
Loews Corp. ........................ 19,782 1,969,496
Markel Group, Inc.
(a)
................... 1,343 2,651,794
MetLife, Inc. ........................ 63,909 5,101,216
Principal Financial Group, Inc. ............ 25,361 2,131,338
Prudential Financial, Inc. ................ 40,291 4,190,264
Reinsurance Group of America, Inc. ........ 7,502 1,368,815
RenaissanceRe Holdings Ltd. ............ 5,207 1,323,047
Travelers Cos., Inc. (The) ............... 25,459 6,838,796
Unum Group ........................ 17,810 1,307,610
Willis Towers Watson plc ................ 10,774 3,373,339
WR Berkley Corp. .................... 32,609 2,326,326
65,874,550
Interactive Media & Services — 0.4%
(a)
Pinterest, Inc. , Class A ................. 67,580 2,236,898
Reddit, Inc. , Class A ................... 13,377 2,795,124
Snap, Inc. , Class A, NVS ................ 120,120 936,936
5,968,958
IT Services — 2.9%
Akamai Technologies, Inc.
(a)
.............. 15,967 1,199,122
Cloudflare, Inc. , Class A
(a)
............... 34,557 8,753,288
Cognizant Technology Solutions Corp. , Class A . 55,881 4,072,607
CoreWeave, Inc. , Class A
(a)
.............. 6,298 842,106
Gartner, Inc.
(a)
....................... 8,558 2,125,294
GoDaddy, Inc. , Class A
(a)
................ 16,131 2,147,520
MongoDB, Inc. , Class A
(a)
............... 8,871 3,191,963
Okta, Inc. , Class A
(a)
................... 18,880 1,728,086
Snowflake, Inc. , Class A
(a)
............... 36,930 10,151,318
Twilio, Inc. , Class A
(a) (b)
................. 16,630 2,243,054
VeriSign, Inc. ....................... 9,057 2,171,869
38,626,227
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc. ............... 32,316 4,729,770
Illumina, Inc.
(a)
....................... 17,637 2,178,875
IQVIA Holdings, Inc.
(a) (b)
................. 19,076 4,129,191
Mettler-Toledo International, Inc.
(a)
......... 2,352 3,331,114
Revvity, Inc. ........................ 13,732 1,285,178
Waters Corp.
(a)
...................... 6,730 2,352,808
West Pharmaceutical Services, Inc. ........ 8,128 2,292,665
20,299,601
Machinery — 3.1%
CNH Industrial NV .................... 100,895 1,058,388
Cummins, Inc. ....................... 15,588 6,822,556
Dover Corp. ........................ 15,577 2,826,602
Fortive Corp. ........................ 38,374 1,931,747
Graco, Inc. ......................... 19,182 1,568,512
IDEX Corp. ......................... 8,196 1,405,286
Ingersoll Rand, Inc. ................... 45,835 3,498,586
Otis Worldwide Corp. .................. 44,743 4,150,361
PACCAR, Inc. ....................... 58,303 5,737,015
Pentair plc ......................... 18,635 1,981,832
Snap-on, Inc. ....................... 5,767 1,935,117
Westinghouse Air Brake Technologies Corp. ... 19,379 3,961,843
Xylem, Inc. ......................... 27,295 4,117,451
40,995,296
Media — 0.8%
Charter Communications, Inc. , Class A
(a) (b)
.... 10,588 2,475,898
Fox Corp. , Class A, NVS ................ 23,807 1,539,123
Fox Corp. , Class B .................... 15,164 885,729

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Liberty Broadband Corp. , Class A
(a)
......... 2,040 $ 109,119
Liberty Broadband Corp. , Class C, NVS
(a)
.... 11,935 642,342
News Corp. , Class A, NVS .............. 43,317 1,147,901
News Corp. , Class B .................. 11,805 359,698
Omnicom Group, Inc. .................. 22,175 1,663,569
Trade Desk, Inc. (The) , Class A
(a)
.......... 50,430 2,535,620
11,358,999
Metals & Mining — 1.9%
Freeport-McMoRan, Inc. ................ 158,789 6,621,501
Newmont Corp. ...................... 124,471 10,078,417
Nucor Corp. ........................ 26,306 3,947,215
Reliance, Inc. ....................... 5,962 1,683,848
Steel Dynamics, Inc. ................... 15,923 2,496,727
24,827,708
Multi-Utilities — 2.9%
Ameren Corp. ....................... 30,573 3,119,058
CenterPoint Energy, Inc. ................ 73,996 2,829,607
CMS Energy Corp. .................... 33,820 2,487,461
Consolidated Edison, Inc. ............... 40,900 3,984,069
Dominion Energy, Inc. .................. 96,632 5,671,332
DTE Energy Co. ..................... 23,367 3,167,163
NiSource, Inc. ....................... 52,988 2,231,325
Public Service Enterprise Group, Inc. ....... 56,488 4,550,673
Sempra ........................... 73,897 6,794,090
WEC Energy Group, Inc. ................ 34,832 3,891,779
38,726,557
Oil, Gas & Consumable Fuels — 4.8%
Cheniere Energy, Inc. .................. 25,097 5,320,564
Coterra Energy, Inc. ................... 86,140 2,038,072
Devon Energy Corp. ................... 69,149 2,246,651
Diamondback Energy, Inc. ............... 21,520 3,081,449
EOG Resources, Inc. .................. 61,749 6,535,514
EQT Corp. ......................... 70,268 3,764,960
Expand Energy Corp. .................. 25,801 2,665,501
Kinder Morgan, Inc. ................... 222,810 5,835,394
Marathon Petroleum Corp. .............. 33,485 6,526,561
Occidental Petroleum Corp. .............. 74,087 3,052,384
ONEOK, Inc. ........................ 70,428 4,718,676
Phillips 66 .......................... 46,109 6,277,279
Targa Resources Corp. ................. 24,492 3,772,748
Texas Pacific Land Corp.
(b)
.............. 2,167 2,044,305
Valero Energy Corp. ................... 35,127 5,956,134
63,836,192
Passenger Airlines — 0.7%
Delta Air Lines, Inc.
(b)
.................. 73,841 4,236,996
Southwest Airlines Co. ................. 52,302 1,584,751
United Airlines Holdings, Inc.
(a)
............ 37,090 3,487,944
9,309,691
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The) , Class A ...... 26,241 2,537,242
Kenvue, Inc. ........................ 196,903 2,829,496
5,366,738
Pharmaceuticals — 0.1%
Royalty Pharma plc , Class A ............. 40,093 1,505,091
Professional Services — 1.8%
Booz Allen Hamilton Holding Corp. ......... 13,936 1,214,662
Broadridge Financial Solutions, Inc. ........ 13,292 2,929,557
Equifax, Inc. ........................ 13,972 2,949,489
Jacobs Solutions, Inc. .................. 13,863 2,159,994
Leidos Holdings, Inc. .................. 13,731 2,615,343
Security
Shares
Shares Value
Professional Services (continued)
Paychex, Inc. ....................... 36,632 $ 4,287,043
Paycom Software, Inc. ................. 5,732 1,072,400
SS&C Technologies Holdings, Inc. ......... 24,487 2,079,436
TransUnion ......................... 22,098 1,793,916
Verisk Analytics, Inc. ................... 15,899 3,478,065
24,579,905
Real Estate Management & Development — 0.8%
(a)
CBRE Group, Inc. , Class A .............. 33,718 5,139,635
CoStar Group, Inc. .................... 45,212 3,111,038
Zillow Group, Inc. , Class A ............... 5,843 417,950
Zillow Group, Inc. , Class C, NVS .......... 19,087 1,431,143
10,099,766
Residential REITs — 1.3%
American Homes 4 Rent , Class A .......... 34,843 1,101,039
AvalonBay Communities, Inc. ............ 15,522 2,699,586
Camden Property Trust ................. 12,393 1,232,856
Equity LifeStyle Properties, Inc. ........... 21,838 1,333,210
Equity Residential .................... 38,927 2,313,821
Essex Property Trust, Inc. ............... 6,961 1,752,571
Invitation Homes, Inc. .................. 63,433 1,785,639
Mid-America Apartment Communities, Inc. .... 13,279 1,702,766
Sun Communities, Inc. ................. 13,557 1,716,316
UDR, Inc. .......................... 34,142 1,150,244
16,788,048
Retail REITs — 1.1%
Kimco Realty Corp. ................... 77,465 1,600,427
Realty Income Corp. ................... 99,141 5,748,195
Regency Centers Corp. ................ 18,765 1,293,847
Simon Property Group, Inc. .............. 36,791 6,466,386
15,108,855
Semiconductors & Semiconductor Equipment — 2.6%
Entegris, Inc. ........................ 17,114 1,567,129
First Solar, Inc.
(a)
..................... 11,580 3,091,165
Marvell Technology, Inc. ................ 97,489 9,138,619
Microchip Technology, Inc. ............... 61,420 3,833,837
Monolithic Power Systems, Inc. ........... 5,187 5,212,935
NXP Semiconductors NV ............... 27,378 5,725,287
ON Semiconductor Corp.
(a)
.............. 47,817 2,394,675
Teradyne, Inc. ....................... 18,181 3,304,579
34,268,226
Software — 4.2%
Atlassian Corp. , Class A
(a)
............... 18,382 3,114,279
Autodesk, Inc.
(a)
...................... 24,110 7,265,307
Bentley Systems, Inc. , Class B ............ 15,367 781,105
Circle Internet Group, Inc.
(a) (b)
............. 4,735 601,250
Datadog, Inc. , Class A
(a) (b)
............... 33,875 5,515,189
DocuSign, Inc.
(a)
..................... 23,119 1,690,924
Dynatrace, Inc.
(a)
..................... 33,873 1,712,958
Fair Isaac Corp.
(a)
..................... 2,636 4,374,521
Gen Digital, Inc. ...................... 64,615 1,703,251
Guidewire Software, Inc.
(a)
............... 9,440 2,205,562
HubSpot, Inc.
(a)
...................... 5,633 2,770,985
Nutanix, Inc. , Class A
(a)
................. 28,881 2,057,482
PTC, Inc.
(a)
......................... 13,517 2,683,665
Roper Technologies, Inc. ................ 12,061 5,381,015
Tyler Technologies, Inc.
(a)
............... 4,876 2,322,244
Workday, Inc. , Class A
(a)
................ 24,482 5,873,721
Zoom Communications, Inc. , Class A
(a)
...... 27,228 2,375,098
Zscaler, Inc.
(a)
....................... 10,998 3,641,878
56,070,434

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs — 2.3%
Crown Castle, Inc. .................... 46,847 $ 4,226,536
Digital Realty Trust, Inc. ................ 36,085 6,149,245
Extra Space Storage, Inc. ............... 23,132 3,089,047
Gaming & Leisure Properties, Inc. ......... 29,988 1,339,264
Iron Mountain, Inc. .................... 33,430 3,441,619
Public Storage ....................... 17,943 4,998,202
SBA Communications Corp. ............. 12,227 2,341,226
VICI Properties, Inc. ................... 119,522 3,584,465
Weyerhaeuser Co. .................... 78,748 1,811,204
30,980,808
Specialty Retail — 2.2%
AutoZone, Inc.
(a)
..................... 1,902 6,988,766
Best Buy Co., Inc. .................... 22,231 1,826,054
Burlington Stores, Inc.
(a)
................ 7,098 1,941,942
Carvana Co. , Class A
(a)
................. 15,597 4,781,104
Ross Stores, Inc. ..................... 36,679 5,829,027
Tractor Supply Co. .................... 57,654 3,119,658
Ulta Beauty, Inc.
(a)
.................... 5,105 2,653,988
Williams-Sonoma, Inc. ................. 13,936 2,708,322
29,848,861
Technology Hardware, Storage & Peripherals — 2.5%
Dell Technologies, Inc. , Class C ........... 34,879 5,650,747
Hewlett Packard Enterprise Co. ........... 148,939 3,637,090
HP, Inc. ........................... 106,947 2,959,224
NetApp, Inc. ........................ 21,785 2,565,837
Pure Storage, Inc. , Class A
(a)
............. 34,793 3,434,069
Seagate Technology Holdings plc .......... 23,123 5,916,713
Super Micro Computer, Inc.
(a)
............. 59,552 3,094,322
Western Digital Corp. .................. 39,062 5,867,503
33,125,505
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a)
................ 17,246 1,405,549
Lululemon Athletica, Inc.
(a)
............... 11,962 2,040,000
Tapestry, Inc. ........................ 23,477 2,578,244
6,023,793
Trading Companies & Distributors — 1.8%
Fastenal Co. ........................ 129,477 5,327,979
Ferguson Enterprises, Inc. ............... 22,745 5,652,132
United Rentals, Inc. ................... 7,266 6,329,994
Watsco, Inc. ........................ 3,948 1,452,903
WW Grainger, Inc. .................... 5,127 5,019,333
23,782,341
Water Utilities — 0.2%
American Water Works Co., Inc. ........... 22,093 2,837,404
Total Long-Term Investments — 99 .8%
(Cost: $ 1,069,519,359 ) ............................ 1,339,217,864
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(e)
................... 22,222,222 $ 22,233,333
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 1,408,787 1,408,787
Total Short-Term Securities — 1 .8%
(Cost: $ 23,634,126 ) ............................... 23,642,120
Total Investments — 101 .6%
(Cost: $ 1,093,153,485 ) ............................ 1,362,859,984
Liabilities in Excess of Other Assets — (1.6) % ............. (21,596,304)
Net Assets — 100.0% ...............................
$ 1,341,263,680
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Mid-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 23,133,198 $ — $ (901,829)
(a)
$ 656 $ 1,308 $ 22,233,333 22,222,222 $ 108,362
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,037,118 — (628,331)
(a)
— — 1,408,787 1,408,787 31,427 —
$ 656 $ 1,308 $ 23,642,120 $ 139,789 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 4 12/19/25 $ 1,303 $ (22,874)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 22,874 $ — $ — $ — $ 22,874
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 268,081 $ — $ — $ — $ 268,081
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (25,620) $ — $ — $ — $ (25,620)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,284,560
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,339,217,864 $ — $ — $ 1,339,217,864
Short-Term Securities
Money Market Funds ...................................... 23,642,120 — — 23,642,120
$ 1,362,859,984 $ — $ — $ 1,362,859,984
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (22,874) $ — $ — $ (22,874)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.7%
Axon Enterprise, Inc.
(a)
................. 39,387 $ 28,840,343
Curtiss-Wright Corp. ................... 20,003 11,916,387
HEICO Corp. ....................... 22,496 7,148,554
HEICO Corp. , Class A .................. 40,968 10,149,003
Howmet Aerospace, Inc. ................ 206,394 42,506,844
L3Harris Technologies, Inc. .............. 46,697 13,500,103
Textron, Inc. ........................ 34,332 2,774,369
116,835,603
Banks — 0.2%
First Citizens BancShares, Inc. , Class A ...... 3,373 6,155,118
Beverages — 0.8%
Brown-Forman Corp. , Class A ............ 10,029 271,987
Brown-Forman Corp. , Class B, NVS ........ 67,767 1,845,295
Monster Beverage Corp.
(a)
............... 364,159 24,336,746
26,454,028
Biotechnology — 2.2%
(a)
Alnylam Pharmaceuticals, Inc. ............ 66,684 30,410,571
BioMarin Pharmaceutical, Inc. ............ 72,514 3,884,575
Insmed, Inc. ........................ 110,971 21,040,102
Natera, Inc. ......................... 69,837 13,892,674
Summit Therapeutics, Inc.
(b)
.............. 60,470 1,143,488
70,371,410
Broadline Retail — 0.7%
Coupang, Inc. , Class A
(a)
................ 435,620 13,926,771
eBay, Inc. .......................... 84,661 6,883,786
20,810,557
Building Products — 2.1%
Allegion plc ......................... 26,156 4,335,880
Carlisle Cos., Inc. .................... 23,002 7,476,800
Carrier Global Corp. ................... 211,277 12,568,869
Johnson Controls International plc ......... 248,386 28,412,875
Lennox International, Inc. ............... 17,391 8,782,455
Masco Corp. ........................ 46,707 3,024,745
64,601,624
Capital Markets — 7.7%
Ameriprise Financial, Inc. ............... 26,849 12,156,422
Ares Management Corp. , Class A .......... 107,936 16,051,163
Bank of New York Mellon Corp. (The) ....... 177,347 19,141,062
Blue Owl Capital, Inc. , Class A ............ 306,559 4,834,435
Coinbase Global, Inc. , Class A
(a) (b)
.......... 111,143 38,208,741
FactSet Research Systems, Inc. ........... 20,179 5,383,757
Interactive Brokers Group, Inc. , Class A ...... 230,457 16,214,954
LPL Financial Holdings, Inc. .............. 42,552 16,055,295
Morningstar, Inc. ..................... 13,537 2,873,905
MSCI, Inc. ......................... 39,794 23,420,759
Nasdaq, Inc. ........................ 205,907 17,602,989
Raymond James Financial, Inc. ........... 43,472 6,897,702
Robinhood Markets, Inc. , Class A
(a)
......... 389,381 57,153,343
Tradeweb Markets, Inc. , Class A ........... 61,689 6,501,404
242,495,931
Chemicals — 1.1%
Corteva, Inc. ........................ 228,894 14,063,247
Dow, Inc. .......................... 127,175 3,033,124
DuPont de Nemours, Inc. ............... 92,582 7,559,320
International Flavors & Fragrances, Inc. ...... 70,828 4,460,039
RPM International, Inc. ................. 35,816 3,913,973
Westlake Corp. ...................... 7,177 493,849
33,523,552
Security
Shares
Shares Value
Commercial Services & Supplies — 1.3%
Clean Harbors, Inc.
(a)
.................. 27,072 $ 5,698,927
Copart, Inc.
(a)
....................... 446,884 19,220,481
Rollins, Inc. ......................... 156,558 9,019,306
Veralto Corp. ........................ 84,317 8,320,401
42,259,115
Communications Equipment — 0.2%
F5, Inc.
(a)
.......................... 20,230 5,119,202
Construction & Engineering — 2.4%
AECOM ........................... 46,213 6,208,717
Comfort Systems USA, Inc. .............. 18,694 18,050,552
EMCOR Group, Inc. ................... 23,660 15,988,955
Quanta Services, Inc. .................. 77,381 34,754,128
75,002,352
Construction Materials — 1.0%
Martin Marietta Materials, Inc. ............ 15,745 9,653,260
Vulcan Materials Co. .................. 70,584 20,434,068
30,087,328
Consumer Finance — 0.8%
SoFi Technologies, Inc.
(a)
................ 616,497 18,297,631
Synchrony Financial ................... 90,446 6,727,373
25,025,004
Consumer Staples Distribution & Retail — 1.1%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 42,567 3,756,963
Casey's General Stores, Inc. ............. 19,325 9,917,397
Performance Food Group Co.
(a)
........... 57,884 5,599,698
Sprouts Farmers Market, Inc.
(a)
............ 52,107 4,114,369
Sysco Corp. ........................ 92,302 6,856,193
US Foods Holding Corp.
(a)
............... 78,965 5,734,438
35,979,058
Containers & Packaging — 0.2%
Avery Dennison Corp. .................. 15,419 2,696,629
Ball Corp. .......................... 73,744 3,465,968
6,162,597
Diversified Consumer Services — 0.3%
Duolingo, Inc. , Class A
(a)
................ 20,681 5,597,106
Service Corp. International .............. 53,040 4,429,370
10,026,476
Electric Utilities — 0.4%
NRG Energy, Inc. ..................... 42,971 7,384,996
PPL Corp. ......................... 166,470 6,079,484
13,464,480
Electrical Equipment — 3.5%
AMETEK, Inc. ....................... 122,505 24,759,485
Emerson Electric Co. .................. 158,181 22,077,322
Hubbell, Inc. ........................ 28,424 13,359,280
Rockwell Automation, Inc. ............... 35,369 13,028,525
Vertiv Holdings Co. , Class A ............. 199,230 38,423,498
111,648,110
Electronic Equipment, Instruments & Components — 2.8%
CDW Corp. ......................... 24,533 3,909,824
Corning, Inc. ........................ 221,282 19,711,800
Flex Ltd.
(a)
.......................... 82,625 5,165,715
Jabil, Inc. .......................... 31,167 6,884,479
Keysight Technologies, Inc.
(a)
............. 63,428 11,604,787
TE Connectivity plc ................... 79,098 19,537,997
Teledyne Technologies, Inc.
(a)
............. 17,650 9,298,373
Trimble, Inc.
(a) (b)
...................... 90,397 7,209,161

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
........ 18,047 $ 4,859,155
88,181,291
Energy Equipment & Services — 0.4%
Baker Hughes Co. , Class A .............. 264,609 12,809,722
Entertainment — 3.3%
Electronic Arts, Inc. ................... 56,592 11,321,796
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 12,577 1,144,256
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 112,871 11,270,169
Live Nation Entertainment, Inc.
(a) (b)
......... 76,340 11,415,120
ROBLOX Corp. , Class A
(a)
............... 328,442 37,350,424
Take-Two Interactive Software, Inc.
(a)
........ 90,314 23,153,800
TKO Group Holdings, Inc. , Class A ......... 36,382 6,854,369
102,509,934
Financial Services — 1.8%
Affirm Holdings, Inc. , Class A
(a)
............ 141,432 10,166,132
Block, Inc. , Class A
(a)
.................. 178,515 13,556,429
Corpay, Inc.
(a)
....................... 24,354 6,340,564
Fidelity National Information Services, Inc. .... 189,635 11,855,980
Jack Henry & Associates, Inc. ............ 38,760 5,772,914
Toast, Inc. , Class A
(a)
.................. 263,396 9,519,132
57,211,151
Food Products — 0.3%
Hershey Co. (The) .................... 27,619 4,685,011
McCormick & Co., Inc. (Non-Voting) , NVS .... 67,472 4,329,003
9,014,014
Gas Utilities — 0.2%
Atmos Energy Corp. ................... 40,110 6,887,689
Ground Transportation — 1.5%
JB Hunt Transport Services, Inc. .......... 23,244 3,924,982
Norfolk Southern Corp. ................. 72,750 20,615,895
Old Dominion Freight Line, Inc. ........... 94,736 13,302,829
XPO, Inc.
(a) (b)
........................ 62,599 9,006,118
46,849,824
Health Care Equipment & Supplies — 3.9%
Align Technology, Inc.
(a)
................. 18,622 2,567,602
Cooper Cos., Inc. (The)
(a)
............... 74,926 5,238,077
Dexcom, Inc.
(a)
...................... 207,387 12,074,071
Edwards Lifesciences Corp.
(a)
............ 311,213 25,659,512
GE HealthCare Technologies, Inc. ......... 98,514 7,383,624
IDEXX Laboratories, Inc.
(a)
............... 42,725 26,895,815
Insulet Corp.
(a)
....................... 37,136 11,623,939
ResMed, Inc. ....................... 78,148 19,293,178
STERIS plc ......................... 50,597 11,925,713
122,661,531
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. ................... 73,657 14,051,546
Cencora, Inc. ....................... 97,349 32,885,466
Molina Healthcare, Inc.
(a)
................ 15,556 2,381,001
Tenet Healthcare Corp.
(a)
................ 15,691 3,240,035
52,558,048
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc. ........ 29,830 1,736,703
Healthpeak Properties, Inc. .............. 158,649 2,847,749
Ventas, Inc. ........................ 229,734 16,952,072
21,536,524
Security
Shares
Shares Value
Health Care Technology — 0.7%
Veeva Systems, Inc. , Class A
(a)
........... 79,609 $ 23,182,141
Hotels, Restaurants & Leisure — 5.1%
Airbnb, Inc. , Class A
(a) (b)
................. 145,063 18,356,272
Darden Restaurants, Inc. ............... 37,303 6,720,135
Domino's Pizza, Inc. ................... 16,862 6,718,832
DraftKings, Inc. , Class A
(a)
............... 259,036 7,923,911
Expedia Group, Inc. ................... 29,997 6,599,340
Flutter Entertainment plc
(a) (b)
.............. 88,179 20,509,554
Hilton Worldwide Holdings, Inc. ........... 117,287 30,138,068
Las Vegas Sands Corp. ................ 96,575 5,731,726
Royal Caribbean Cruises Ltd. ............ 134,283 38,516,393
Yum! Brands, Inc. .................... 149,100 20,607,111
161,821,342
Household Durables — 1.0%
Garmin Ltd. ......................... 63,433 13,570,856
NVR, Inc.
(a)
......................... 613 4,420,233
PulteGroup, Inc. ..................... 46,120 5,528,404
Somnigroup International, Inc. ............ 99,206 7,871,004
31,390,497
Household Products — 0.8%
Church & Dwight Co., Inc. ............... 131,028 11,489,845
Clorox Co. (The) ..................... 49,226 5,535,956
Kimberly-Clark Corp. .................. 61,821 7,400,592
24,426,393
Independent Power and Renewable Electricity Producers — 1.1%
Vistra Corp. ........................ 179,609 33,820,375
Insurance — 2.1%
Allstate Corp. (The) ................... 75,610 14,480,827
American International Group, Inc. ......... 120,554 9,518,944
Brown & Brown, Inc. ................... 149,420 11,914,751
Erie Indemnity Co. , Class A, NVS .......... 13,345 3,905,281
Loews Corp. ........................ 40,345 4,016,748
Markel Group, Inc.
(a) (b)
.................. 3,819 7,540,730
Willis Towers Watson plc ................ 23,733 7,430,802
WR Berkley Corp. .................... 90,064 6,425,166
65,233,249
Interactive Media & Services — 0.5%
(a)
Pinterest, Inc. , Class A ................. 143,642 4,754,550
Reddit, Inc. , Class A ................... 40,394 8,440,326
Snap, Inc. , Class A, NVS ................ 304,561 2,375,576
15,570,452
IT Services — 4.8%
Cloudflare, Inc. , Class A
(a) (b)
.............. 162,119 41,064,743
CoreWeave, Inc. , Class A
(a)
.............. 16,043 2,145,110
Gartner, Inc.
(a) (b)
...................... 40,312 10,011,082
GoDaddy, Inc. , Class A
(a)
................ 75,550 10,057,971
MongoDB, Inc. , Class A
(a)
............... 41,785 15,035,079
Okta, Inc. , Class A
(a)
................... 88,098 8,063,610
Snowflake, Inc. , Class A
(a)
............... 173,230 47,617,462
Twilio, Inc. , Class A
(a)
.................. 53,102 7,162,398
VeriSign, Inc. ....................... 42,375 10,161,525
151,318,980
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. ............... 58,103 8,503,955
IQVIA Holdings, Inc.
(a)
.................. 29,368 6,356,997
Mettler-Toledo International, Inc.
(a)
......... 6,479 9,176,143
Revvity, Inc. ........................ 24,553 2,297,915
Waters Corp.
(a) (b)
..................... 31,442 10,992,123

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ........ 22,706 $ 6,404,682
43,731,815
Machinery — 3.5%
Cummins, Inc. ....................... 34,058 14,906,505
Dover Corp. ........................ 46,084 8,362,403
Fortive Corp. ........................ 89,003 4,480,411
Graco, Inc. ......................... 89,589 7,325,693
IDEX Corp. ......................... 20,517 3,517,845
Ingersoll Rand, Inc. ................... 141,770 10,821,304
Otis Worldwide Corp. .................. 140,537 13,036,212
Pentair plc ......................... 63,070 6,707,495
Snap-on, Inc. ....................... 9,009 3,022,970
Westinghouse Air Brake Technologies Corp. ... 90,891 18,581,756
Xylem, Inc. ......................... 128,070 19,319,359
110,081,953
Media — 0.9%
Fox Corp. , Class A, NVS ................ 49,203 3,180,974
Fox Corp. , Class B .................... 30,855 1,802,241
Liberty Broadband Corp. , Class A
(a)
......... 8,932 477,772
Liberty Broadband Corp. , Class C, NVS
(a)
.... 55,757 3,000,842
News Corp. , Class A, NVS .............. 201,278 5,333,867
News Corp. , Class B .................. 55,132 1,679,872
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 236,949 11,913,796
27,389,364
Metals & Mining — 1.0%
Freeport-McMoRan, Inc. ................ 517,319 21,572,202
Reliance, Inc. ....................... 11,694 3,302,737
Steel Dynamics, Inc. ................... 37,630 5,900,384
30,775,323
Multi-Utilities — 1.5%
Ameren Corp. ....................... 58,340 5,951,847
CenterPoint Energy, Inc. ................ 156,886 5,999,321
CMS Energy Corp. .................... 63,195 4,647,992
Dominion Energy, Inc. .................. 240,847 14,135,310
Public Service Enterprise Group, Inc. ....... 102,950 8,293,652
WEC Energy Group, Inc. ................ 68,658 7,671,158
46,699,280
Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp. ....................... 6 930
EQT Corp. ......................... 159,920 8,568,514
Expand Energy Corp. .................. 60,344 6,234,139
Targa Resources Corp. ................. 115,032 17,719,529
Texas Pacific Land Corp. ................ 10,090 9,518,704
42,041,816
Passenger Airlines — 0.2%
Southwest Airlines Co. ................. 177,245 5,370,524
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 40,771 3,942,148
Professional Services — 2.7%
Booz Allen Hamilton Holding Corp. ......... 64,871 5,654,156
Broadridge Financial Solutions, Inc. ........ 62,294 13,729,598
Equifax, Inc. ........................ 65,499 13,826,839
Jacobs Solutions, Inc. .................. 28,166 4,388,544
Leidos Holdings, Inc. .................. 27,584 5,253,925
Paychex, Inc. ....................... 118,047 13,815,040
Paycom Software, Inc. ................. 26,781 5,010,457
TransUnion ......................... 102,954 8,357,806
Verisk Analytics, Inc. ................... 74,522 16,302,433
86,338,798
Security
Shares
Shares Value
Real Estate Management & Development — 1.2%
(a)
CBRE Group, Inc. , Class A .............. 105,088 $ 16,018,564
CoStar Group, Inc. .................... 211,778 14,572,444
Zillow Group, Inc. , Class A ............... 26,927 1,926,088
Zillow Group, Inc. , Class C, NVS .......... 89,455 6,707,336
39,224,432
Residential REITs — 1.2%
American Homes 4 Rent , Class A .......... 96,629 3,053,477
AvalonBay Communities, Inc. ............ 36,969 6,429,649
Camden Property Trust ................. 23,234 2,311,318
Equity LifeStyle Properties, Inc. ........... 62,204 3,797,554
Equity Residential .................... 89,319 5,309,121
Essex Property Trust, Inc. ............... 17,400 4,380,798
Invitation Homes, Inc. .................. 170,681 4,804,670
Mid-America Apartment Communities, Inc. .... 27,773 3,561,332
Sun Communities, Inc. ................. 26,172 3,313,375
UDR, Inc. .......................... 68,148 2,295,906
39,257,200
Retail REITs — 0.7%
Realty Income Corp. ................... 346,699 20,101,608
Regency Centers Corp. ................ 34,666 2,390,221
22,491,829
Semiconductors & Semiconductor Equipment — 3.3%
Entegris, Inc. ........................ 79,696 7,297,763
Marvell Technology, Inc. ................ 457,533 42,889,143
Monolithic Power Systems, Inc. ........... 24,292 24,413,460
NXP Semiconductors NV ............... 63,745 13,330,354
ON Semiconductor Corp.
(a)
.............. 104,633 5,240,021
Teradyne, Inc. ....................... 55,324 10,055,690
103,226,431
Software — 7.8%
Atlassian Corp. , Class A
(a)
............... 86,441 14,644,834
Autodesk, Inc.
(a)
...................... 113,084 34,076,733
Bentley Systems, Inc. , Class B ............ 71,383 3,628,398
Datadog, Inc. , Class A
(a)
................ 158,912 25,872,463
DocuSign, Inc.
(a)
..................... 107,965 7,896,560
Dynatrace, Inc.
(a)
..................... 158,128 7,996,533
Fair Isaac Corp.
(a)
..................... 12,405 20,586,470
Gen Digital, Inc. ...................... 109,412 2,884,100
Guidewire Software, Inc.
(a)
............... 44,282 10,346,047
HubSpot, Inc.
(a)
...................... 26,449 13,010,792
Nutanix, Inc. , Class A
(a)
................. 135,929 9,683,582
PTC, Inc.
(a)
......................... 63,373 12,582,075
Roper Technologies, Inc. ................ 56,592 25,248,521
Tyler Technologies, Inc.
(a)
............... 22,854 10,884,446
Workday, Inc. , Class A
(a)
................ 114,869 27,559,370
Zscaler, Inc.
(a)
....................... 51,643 17,101,063
244,001,987
Specialized REITs — 2.1%
Crown Castle, Inc. .................... 157,725 14,229,949
Digital Realty Trust, Inc. ................ 84,216 14,351,249
Extra Space Storage, Inc. ............... 53,004 7,078,154
Iron Mountain, Inc. .................... 100,092 10,304,471
Public Storage ....................... 34,089 9,495,832
SBA Communications Corp. ............. 57,331 10,977,740
66,437,395
Specialty Retail — 3.7%
AutoZone, Inc.
(a)
..................... 8,882 32,636,287
Burlington Stores, Inc.
(a)
................ 33,364 9,128,057
Carvana Co. , Class A
(a)
................. 73,103 22,408,994
Ross Stores, Inc. ..................... 171,989 27,332,492
Tractor Supply Co. .................... 270,620 14,643,248

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Ulta Beauty, Inc.
(a)
.................... 10,336 $ 5,373,480
Williams-Sonoma, Inc. ................. 31,898 6,199,057
117,721,615
Technology Hardware, Storage & Peripherals — 1.2%
NetApp, Inc. ........................ 48,095 5,664,629
Pure Storage, Inc. , Class A
(a) (b)
............ 163,207 16,108,531
Super Micro Computer, Inc.
(a)
............. 280,607 14,580,340
36,353,500
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.
(a)
................ 80,471 6,558,387
Lululemon Athletica, Inc.
(a)
............... 36,982 6,306,910
Tapestry, Inc. ........................ 65,457 7,188,488
20,053,785
Trading Companies & Distributors — 2.7%
Fastenal Co. ........................ 607,446 24,996,403
Ferguson Enterprises, Inc. ............... 35,629 8,853,806
United Rentals, Inc. ................... 23,620 20,577,272
Watsco, Inc. ........................ 18,472 6,797,881
WW Grainger, Inc. .................... 24,030 23,525,370
84,750,732
Water Utilities — 0.3%
American Water Works Co., Inc. ........... 63,338 8,134,499
Total Long-Term Investments — 99 .8%
(Cost: $ 2,578,266,208 ) ............................ 3,141,029,128
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(e)
................... 72,693,835 $ 72,730,181
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 5,918,301 5,918,301
Total Short-Term Securities — 2 .5%
(Cost: $ 78,615,865 ) ............................... 78,648,482
Total Investments — 102 .3%
(Cost: $ 2,656,882,073 ) ............................ 3,219,677,610
Liabilities in Excess of Other Assets — (2.3) % ............. (71,569,524)
Net Assets — 100.0% ...............................
$ 3,148,108,086
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 84,106,705 $ — $ (11,378,602)
(a)
$ 1,882 $ 196 $ 72,730,181 72,693,835 $ 307,895
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,957,765 1,960,536
(a)
— — — 5,918,301 5,918,301 91,152 —
$ 1,882 $ 196 $ 78,648,482 $ 399,047 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 4 12/19/25 $ 2,080 $ 109,808
Russell 2000 E-Mini Index .................................................... 36 12/19/25 4,482 61,464
$ 171,272
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 171,272 $ — $ — $ — $ 171,272
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 946,020 $ — $ — $ — $ 946,020
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 222,414 $ — $ — $ — $ 222,414
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 5,314,140

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,141,029,128 $ — $ — $ 3,141,029,128
Short-Term Securities
Money Market Funds ...................................... 78,648,482 — — 78,648,482
$ 3,219,677,610 $ — $ — $ 3,219,677,610
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 171,272 $ — $ — $ 171,272
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 5.8%
AeroVironment, Inc.
(a) (b)
................. 10,402 $ 3,847,804
Archer Aviation, Inc. , Class A
(a) (b)
........... 139,464 1,564,786
ATI, Inc.
(b)
.......................... 38,854 3,845,380
BWX Technologies, Inc. ................ 25,487 5,444,278
Cadre Holdings, Inc. ................... 6,785 288,091
Carpenter Technology Corp. ............. 13,237 4,181,568
Ducommun, Inc.
(b)
.................... 3,597 330,025
Eve Holding, Inc.
(a) (b)
................... 13,989 60,992
Hexcel Corp. ........................ 22,369 1,597,147
Huntington Ingalls Industries, Inc. .......... 4,398 1,416,244
Intuitive Machines, Inc. , Class A
(a) (b)
......... 10,143 121,006
Karman Holdings, Inc.
(a) (b)
............... 9,850 829,764
Kratos Defense & Security Solutions, Inc.
(b)
... 45,858 4,154,735
Leonardo DRS, Inc. ................... 20,493 749,224
Loar Holdings, Inc.
(a) (b)
.................. 6,401 506,511
Mercury Systems, Inc.
(b)
................ 9,956 770,694
Moog, Inc. , Class A ................... 5,232 1,071,775
Redwire Corp.
(a) (b)
..................... 12,562 98,863
Rocket Lab Corp.
(b)
................... 116,518 7,338,304
Spirit AeroSystems Holdings, Inc. , Class A
(b)
... 10,818 396,912
StandardAero, Inc.
(b)
................... 31,249 902,784
VSE Corp.
(a)
........................ 5,097 920,926
Woodward, Inc. ...................... 16,440 4,309,088
44,746,901
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. ............ 20,840 3,209,152
GXO Logistics, Inc.
(a) (b)
................. 9,267 520,898
3,730,050
Automobile Components — 0.7%
Dorman Products, Inc.
(b)
................ 4,320 579,442
Gentex Corp. ....................... 58,894 1,381,064
Gentherm, Inc.
(b)
..................... 2,797 102,930
Mobileye Global, Inc. , Class A
(b)
........... 43,291 569,277
Modine Manufacturing Co.
(a) (b)
............ 13,799 2,114,145
Patrick Industries, Inc. ................. 3,830 399,737
XPEL, Inc.
(b) (c)
....................... 5,976 203,781
5,350,376
Automobiles — 0.1%
Lucid Group, Inc.
(a) (b)
................... 15,936 282,864
Thor Industries, Inc. ................... 7,327 764,572
1,047,436
Banks — 2.0%
1st Source Corp. ..................... 1,995 118,583
Amalgamated Financial Corp. ............ 2,437 66,433
Ameris Bancorp ...................... 9,017 645,797
Axos Financial, Inc.
(b)
.................. 8,098 631,482
BancFirst Corp. ...................... 3,620 394,073
Bancorp, Inc. (The)
(b)
.................. 12,664 827,846
Bank First Corp. ..................... 2,529 308,841
Beacon Financial Corp. ................. 11,679 284,267
Burke & Herbert Financial Services Corp. .... 1,991 117,190
Cadence Bank ...................... 10,972 414,083
Capital City Bank Group, Inc. ............. 1,998 77,722
City Holding Co. ..................... 1,936 228,216
Coastal Financial Corp.
(b)
............... 3,458 368,277
Columbia Financial, Inc.
(a) (b)
.............. 2,146 31,653
Commerce Bancshares, Inc. ............. 16,723 880,131
Equity Bancshares, Inc. , Class A .......... 2,060 83,451
Esquire Financial Holdings, Inc. ........... 2,080 195,104
First Financial Bankshares, Inc. ........... 23,698 732,031
Flagstar Bank NA ..................... 42,741 488,102
Security
Shares
Shares Value
Banks (continued)
German American Bancorp, Inc. ........... 3,527 $ 135,931
Home BancShares, Inc. ................ 25,987 694,113
HomeTrust Bancshares, Inc. ............. 2,445 96,113
International Bancshares Corp. ........... 7,737 513,582
Lakeland Financial Corp. ................ 2,261 128,990
Live Oak Bancshares, Inc. ............... 4,511 140,472
Metrocity Bankshares, Inc. .............. 3,114 79,749
NB Bancorp, Inc.
(a)
.................... 9,738 175,966
Nicolet Bankshares, Inc. ................ 1,942 229,428
Northeast Bank
(a)
..................... 2,382 205,519
Pathward Financial, Inc. ................ 6,436 438,034
QCR Holdings, Inc. ................... 1,687 125,496
Renasant Corp. ...................... 10,226 343,900
Republic Bancorp, Inc. , Class A ........... 1,322 87,120
Seacoast Banking Corp. of Florida ......... 13,382 405,475
ServisFirst Bancshares, Inc. ............. 15,036 1,056,580
Southern Missouri Bancorp, Inc. ........... 1,520 79,709
Stock Yards Bancorp, Inc. ............... 7,408 481,668
Texas Capital Bancshares, Inc.
(b)
.......... 4,814 403,606
TFS Financial Corp. ................... 7,336 97,569
Tompkins Financial Corp. ............... 1,443 91,573
Triumph Financial, Inc.
(b)
................ 2,415 131,521
Western Alliance Bancorp ............... 12,886 996,732
Wintrust Financial Corp. ................ 6,846 890,117
WSFS Financial Corp. ................. 7,889 410,938
15,333,183
Beverages — 0.7%
Boston Beer Co., Inc. (The) , Class A
(b)
....... 966 199,952
Celsius Holdings, Inc.
(b)
................. 45,586 2,745,645
Coca-Cola Consolidated, Inc. ............. 14,584 1,901,462
National Beverage Corp.
(b)
............... 4,031 138,142
Vita Coco Co., Inc. (The)
(a) (b)
............. 11,449 471,470
5,456,671
Biotechnology — 6.8%
(b)
ACADIA Pharmaceuticals, Inc. ............ 24,119 547,501
ADMA Biologics, Inc. .................. 65,197 1,009,250
Agios Pharmaceuticals, Inc. .............. 7,623 329,619
Akero Therapeutics, Inc. ................ 11,600 628,720
Alkermes plc ........................ 15,612 479,288
Amicus Therapeutics, Inc. ............... 70,817 639,477
AnaptysBio, Inc.
(a)
.................... 3,378 123,567
Anavex Life Sciences Corp.
(a)
............. 11,811 94,134
Apellis Pharmaceuticals, Inc. ............. 22,392 480,756
Arbutus Biopharma Corp.
(a)
.............. 17,795 84,170
Arcellx, Inc. ......................... 10,569 953,852
Arcutis Biotherapeutics, Inc. ............. 29,929 757,503
Ardelyx, Inc. ........................ 62,326 377,696
ARS Pharmaceuticals, Inc.
(a)
............. 2,918 26,145
Aurinia Pharmaceuticals, Inc. ............. 33,023 434,913
Avidity Biosciences, Inc. ................ 12,580 878,713
Beam Therapeutics, Inc. ................ 9,703 242,672
BioCryst Pharmaceuticals, Inc. ............ 53,467 391,378
Biohaven Ltd. ....................... 25,039 430,671
Bridgebio Pharma, Inc.
(a)
................ 39,075 2,447,658
Capricor Therapeutics, Inc.
(a)
............. 6,272 40,831
CareDx, Inc. ........................ 9,037 135,555
Catalyst Pharmaceuticals, Inc. ............ 20,839 443,246
Celldex Therapeutics, Inc.
(a)
.............. 8,437 225,521
CG oncology, Inc.
(a)
................... 15,155 655,757
Cogent Biosciences, Inc. ................ 9,972 162,544
CRISPR Therapeutics AG
(a)
.............. 11,663 746,315
Cytokinetics, Inc. ..................... 18,720 1,190,405
Day One Biopharmaceuticals, Inc. ......... 19,042 141,672

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Dianthus Therapeutics, Inc.
(a)
............. 2,878 $ 100,672
Disc Medicine, Inc. .................... 4,359 375,833
Dynavax Technologies Corp. ............. 15,552 159,564
Exact Sciences Corp. .................. 30,365 1,964,312
Exelixis, Inc. ........................ 36,712 1,419,653
Geron Corp. ........................ 51,352 64,704
GRAIL, Inc.
(a)
....................... 2,816 258,875
Gyre Therapeutics, Inc.
(a)
............... 2,193 16,996
Halozyme Therapeutics, Inc. ............. 34,380 2,241,232
Ideaya Biosciences, Inc.
(a)
............... 7,132 227,225
ImmunityBio, Inc.
(a)
.................... 62,344 149,626
Immunome, Inc.
(a)
.................... 20,237 325,209
Immunovant, Inc. ..................... 19,562 482,790
Ionis Pharmaceuticals, Inc. .............. 41,401 3,076,094
Janux Therapeutics, Inc. ................ 10,683 306,709
KalVista Pharmaceuticals, Inc.
(a)
........... 6,746 73,599
Kiniksa Pharmaceuticals International plc
(a)
... 9,772 361,662
Krystal Biotech, Inc. ................... 7,218 1,425,627
Kymera Therapeutics, Inc.
(a)
.............. 7,497 463,614
Madrigal Pharmaceuticals, Inc.
(a)
.......... 5,110 2,140,579
MannKind Corp. ..................... 49,847 278,645
MeiraGTx Holdings plc
(a)
................ 9,892 89,819
MiMedx Group, Inc. ................... 13,544 103,612
Mineralys Therapeutics, Inc. ............. 5,364 219,173
Mirum Pharmaceuticals, Inc. ............. 10,785 783,530
MoonLake Immunotherapeutics ........... 7,953 80,325
Neurocrine Biosciences, Inc. ............. 27,469 3,933,835
Novavax, Inc.
(a)
...................... 19,148 160,843
Nurix Therapeutics, Inc.
(a)
............... 11,191 144,812
Nuvalent, Inc. , Class A ................. 11,113 1,103,743
Organogenesis Holdings, Inc. , Class A
(a)
..... 8,321 35,364
Praxis Precision Medicines, Inc.
(a)
.......... 2,733 543,211
Protagonist Therapeutics, Inc. ............ 8,742 687,296
PTC Therapeutics, Inc.
(a)
................ 8,763 598,601
Recursion Pharmaceuticals, Inc. , Class A
(a)
... 91,414 504,605
Revolution Medicines, Inc. ............... 23,991 1,411,630
Rhythm Pharmaceuticals, Inc.
(a)
........... 13,157 1,496,740
Roivant Sciences Ltd. .................. 107,242 2,143,768
Sarepta Therapeutics, Inc.
(a)
............. 15,481 371,699
Savara, Inc.
(a)
....................... 22,660 94,039
Scholar Rock Holding Corp.
(a)
............ 19,471 576,731
Soleno Therapeutics, Inc.
(a)
.............. 11,810 793,160
Syndax Pharmaceuticals, Inc. ............ 22,038 301,921
TG Therapeutics, Inc.
(a)
................. 40,369 1,404,034
Travere Therapeutics, Inc. ............... 14,648 515,024
Twist Bioscience Corp.
(a)
................ 16,421 540,087
Ultragenyx Pharmaceutical, Inc. ........... 24,584 850,606
uniQure NV
(a)
....................... 6,277 424,890
Veracyte, Inc. ....................... 19,940 719,435
Vericel Corp. ........................ 13,930 488,386
Viking Therapeutics, Inc.
(a)
............... 11,700 445,536
Viridian Therapeutics, Inc. ............... 6,751 159,526
Xencor, Inc. ........................ 8,103 119,195
Zymeworks, Inc. ..................... 5,483 104,643
52,962,568
Broadline Retail — 0.4%
(b)
Etsy, Inc. .......................... 10,333 640,646
Groupon, Inc.
(a)
...................... 6,875 138,394
Ollie's Bargain Outlet Holdings, Inc. ........ 17,198 2,077,690
Savers Value Village, Inc.
(a)
.............. 2,469 22,740
2,879,470
Security
Shares
Shares Value
Building Products — 2.1%
A O Smith Corp. ..................... 19,423 $ 1,281,724
AAON, Inc. ......................... 18,831 1,852,782
Advanced Drainage Systems, Inc. ......... 11,791 1,651,330
American Woodmark Corp.
(b)
............. 1,133 72,206
Armstrong World Industries, Inc. ........... 12,060 2,296,586
AZZ, Inc. .......................... 3,391 338,591
CSW Industrials, Inc. .................. 4,577 1,146,172
Gibraltar Industries, Inc.
(b)
............... 3,522 219,738
Griffon Corp. ........................ 5,333 394,695
Hayward Holdings, Inc.
(b)
................ 23,866 405,006
Janus International Group, Inc.
(b)
.......... 9,972 95,731
Simpson Manufacturing Co., Inc. .......... 11,696 2,064,344
Tecnoglass, Inc. ...................... 6,636 395,705
Trex Co., Inc.
(b)
...................... 29,853 1,442,497
UFP Industries, Inc. ................... 7,823 720,733
Zurn Elkay Water Solutions Corp. .......... 42,117 1,984,132
16,361,972
Capital Markets — 3.1%
Acadian Asset Management, Inc. .......... 5,547 266,811
Affiliated Managers Group, Inc. ........... 3,143 747,908
Artisan Partners Asset Management, Inc. , Class
A ............................. 11,422 498,684
BGC Group, Inc. , Class A ............... 54,643 499,437
Cohen & Steers, Inc. .................. 7,849 536,244
DigitalBridge Group, Inc. , Class A .......... 42,607 504,041
Evercore, Inc. , Class A ................. 10,392 3,061,067
Federated Hermes, Inc. , Class B, NVS ...... 8,861 429,581
Freedom Holding Corp.
(a) (b)
.............. 5,134 788,890
GCM Grosvenor, Inc. , Class A ............ 5,880 67,679
Hamilton Lane, Inc. , Class A ............. 10,731 1,222,905
Houlihan Lokey, Inc. , Class A ............. 15,043 2,693,900
Jefferies Financial Group, Inc. ............ 25,894 1,367,980
MarketAxess Holdings, Inc. .............. 10,246 1,639,975
Moelis & Co. , Class A .................. 2,051 129,890
Oppenheimer Holdings, Inc. , Class A, NVS ... 793 55,320
P10, Inc. , Class A .................... 15,599 158,486
Perella Weinberg Partners , Class C ........ 16,493 308,089
Piper Sandler Cos. .................... 2,977 950,437
PJT Partners, Inc. , Class A .............. 6,169 993,888
SEI Investments Co. ................... 17,673 1,424,621
StepStone Group, Inc. , Class A ........... 12,436 757,104
Stifel Financial Corp. .................. 16,143 1,911,815
StoneX Group, Inc.
(b)
.................. 8,478 779,298
TPG, Inc. , Class A .................... 33,582 1,848,353
Victory Capital Holdings, Inc. , Class A ....... 7,906 492,307
WisdomTree, Inc. ..................... 14,562 174,161
24,308,871
Chemicals — 1.1%
Albemarle Corp. ..................... 12,261 1,204,398
Ashland, Inc. ........................ 3,936 192,471
Axalta Coating Systems Ltd.
(b)
............ 21,895 623,351
Balchem Corp. ...................... 9,060 1,389,713
Cabot Corp. ........................ 4,671 315,199
Element Solutions, Inc. ................. 22,018 588,321
Hawkins, Inc. ....................... 5,305 752,514
HB Fuller Co. ....................... 5,246 300,963
NewMarket Corp. ..................... 937 719,522
Olin Corp. .......................... 14,447 299,053
Perimeter Solutions, Inc.
(b)
............... 36,943 868,530
PureCycle Technologies, Inc.
(a) (b)
........... 15,356 177,823
Quaker Chemical Corp. ................ 1,255 174,307
Sensient Technologies Corp. ............. 11,746 1,107,530
8,713,695

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 1.2%
ABM Industries, Inc. ................... 6,107 $ 262,601
ACV Auctions, Inc. , Class A
(b)
............. 42,910 389,194
Brady Corp. , Class A, NVS .............. 7,335 556,800
BrightView Holdings, Inc.
(a) (b)
............. 5,683 70,015
Brink's Co. (The) ..................... 6,832 759,445
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 17,333 1,535,184
CoreCivic, Inc.
(b)
..................... 11,385 210,964
GEO Group, Inc. (The)
(b)
................ 16,055 272,453
HNI Corp. .......................... 4,284 175,301
Interface, Inc. ....................... 7,217 179,703
Liquidity Services, Inc.
(b)
................ 6,473 154,964
MSA Safety, Inc. ..................... 10,367 1,627,930
OPENLANE, Inc.
(b)
.................... 9,325 246,366
Tetra Tech, Inc. ...................... 69,759 2,230,893
UniFirst Corp. ....................... 2,423 373,990
9,045,803
Communications Equipment — 1.9%
(b)
Applied Optoelectronics, Inc.
(a)
............ 9,531 338,922
Calix, Inc. .......................... 16,336 1,117,709
Ciena Corp. ........................ 39,388 7,480,569
Digi International, Inc. .................. 5,791 212,414
Extreme Networks, Inc. ................. 20,253 385,212
Harmonic, Inc. ....................... 31,858 340,881
Lumentum Holdings, Inc. ................ 19,221 3,874,185
Ribbon Communications, Inc. ............ 10,414 34,991
Viavi Solutions, Inc. ................... 36,414 644,528
14,429,411
Construction & Engineering — 2.9%
API Group Corp.
(b)
.................... 86,108 3,170,497
Arcosa, Inc. ........................ 12,840 1,309,680
Argan, Inc. ......................... 3,603 1,103,275
Centuri Holdings, Inc.
(b)
................. 4,655 93,984
Construction Partners, Inc. , Class A
(a) (b)
...... 13,058 1,493,182
Dycom Industries, Inc.
(b)
................ 7,717 2,220,875
Everus Construction Group, Inc.
(b)
.......... 4,626 420,457
Fluor Corp.
(a) (b)
....................... 16,524 805,875
Granite Construction, Inc. ............... 7,904 813,401
Great Lakes Dredge & Dock Corp.
(b)
........ 7,258 82,378
IES Holdings, Inc.
(a) (b)
.................. 2,350 920,918
Limbach Holdings, Inc.
(a) (b)
............... 2,885 272,575
MasTec, Inc.
(b)
....................... 17,061 3,483,174
MYR Group, Inc.
(b)
.................... 1,865 406,011
Primoris Services Corp. ................ 9,603 1,359,017
Sterling Infrastructure, Inc.
(a) (b)
............ 8,465 3,198,923
Valmont Industries, Inc. ................. 2,832 1,170,834
WillScot Holdings Corp. ................ 17,814 387,454
22,712,510
Construction Materials — 0.4%
Eagle Materials, Inc. ................... 9,275 1,969,268
Knife River Corp.
(b)
.................... 7,368 445,469
United States Lime & Minerals, Inc. ......... 2,990 350,488
2,765,225
Consumer Finance — 0.6%
Atlanticus Holdings Corp.
(a) (b)
............. 961 52,961
Dave, Inc. , Class A
(a) (b)
................. 2,717 650,232
Enova International, Inc.
(b)
............... 3,224 385,494
EZCORP, Inc. , Class A, NVS
(b)
............ 7,121 129,958
FirstCash Holdings, Inc. ................ 7,202 1,141,517
LendingClub Corp.
(b)
................... 12,067 209,845
Nelnet, Inc. , Class A ................... 1,669 215,385
SLM Corp. ......................... 30,801 827,007
Security
Shares
Shares Value
Consumer Finance (continued)
Upstart Holdings, Inc.
(a) (b)
................ 23,270 $ 1,105,790
4,718,189
Consumer Staples Distribution & Retail — 0.4%
Chefs' Warehouse, Inc. (The)
(b)
........... 5,707 336,713
Maplebear, Inc.
(b)
..................... 51,247 1,888,964
Natural Grocers by Vitamin Cottage, Inc. ..... 1,023 32,828
PriceSmart, Inc. ...................... 6,477 744,466
Weis Markets, Inc. .................... 1,196 75,755
3,078,726
Containers & Packaging — 0.4%
AptarGroup, Inc. ..................... 18,282 2,120,895
Crown Holdings, Inc. .................. 13,517 1,313,582
3,434,477
Distributors — 0.2%
Pool Corp. ......................... 4,983 1,330,760
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.
(b)
.......... 10,280 1,007,646
Bright Horizons Family Solutions, Inc.
(b)
...... 15,323 1,673,731
Carriage Services, Inc. ................. 1,932 86,360
Coursera, Inc.
(b)
...................... 31,581 265,912
Driven Brands Holdings, Inc.
(b)
............ 6,100 87,535
Frontdoor, Inc.
(b)
...................... 10,333 686,421
Graham Holdings Co. , Class B ............ 429 434,204
Grand Canyon Education, Inc.
(b)
........... 7,758 1,460,831
H&R Block, Inc. ...................... 24,700 1,228,578
Laureate Education, Inc.
(b)
............... 21,073 611,749
Mister Car Wash, Inc.
(b)
................. 19,052 106,501
OneSpaWorld Holdings Ltd. .............. 25,844 601,390
Perdoceo Education Corp. ............... 10,196 323,825
Strategic Education, Inc. ................ 3,211 243,972
Stride, Inc.
(b)
........................ 11,221 763,477
Udemy, Inc.
(b)
....................... 7,051 40,156
Universal Technical Institute, Inc.
(b)
......... 12,978 385,706
10,007,994
Diversified REITs — 0.1%
Alexander & Baldwin, Inc. ............... 12,386 197,804
Essential Properties Realty Trust, Inc. ....... 30,591 914,059
Gladstone Commercial Corp. ............. 4,934 56,396
1,168,259
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a) (b)
...................... 3,050 61,671
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 38,460 3,086,415
Cogent Communications Holdings, Inc. ...... 7,641 315,191
Globalstar, Inc.
(a) (b)
.................... 13,694 745,091
IDT Corp. , Class B .................... 3,282 166,266
Iridium Communications, Inc. ............. 27,008 517,203
Liberty Latin America Ltd. , Class A
(b)
........ 4,453 34,734
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 15,709 124,258
Shenandoah Telecommunications Co. ....... 6,123 75,435
5,126,264
Electric Utilities — 0.2%
IDACORP, Inc. ...................... 7,079 913,333
MGE Energy, Inc. ..................... 5,651 468,298
1,381,631
Electrical Equipment — 2.6%
Acuity, Inc. ......................... 4,401 1,606,585
American Superconductor Corp.
(b)
......... 12,127 718,282
Bloom Energy Corp. , Class A
(a) (b)
.......... 55,813 7,376,246
EnerSys ........................... 4,248 535,928
Enovix Corp.
(a) (b)
...................... 40,888 490,247

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 70,330 $ 1,127,390
Generac Holdings, Inc.
(a) (b)
............... 11,307 1,899,802
NANO Nuclear Energy, Inc.
(a) (b)
............ 8,062 383,268
NuScale Power Corp. , Class A
(a) (b)
.......... 36,037 1,616,980
nVent Electric plc ..................... 23,792 2,720,615
Powell Industries, Inc. .................. 2,569 984,929
Power Solutions International, Inc.
(a) (b)
....... 818 70,037
Preformed Line Products Co. ............. 201 42,634
Thermon Group Holdings, Inc.
(b)
........... 4,114 118,195
Vicor Corp.
(b)
........................ 6,409 581,489
20,272,627
Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc. .......... 10,524 2,133,531
Arlo Technologies, Inc.
(b)
................ 27,253 527,073
Badger Meter, Inc. .................... 8,133 1,467,600
Bel Fuse, Inc. , Class B, NVS ............. 1,295 199,417
Belden, Inc. ........................ 7,541 918,871
Benchmark Electronics, Inc. ............. 2,596 113,757
Cognex Corp. ....................... 44,802 1,854,355
Coherent Corp.
(b)
..................... 42,675 5,631,393
CTS Corp. ......................... 7,960 330,420
Daktronics, Inc.
(b)
..................... 7,060 132,657
ePlus, Inc. ......................... 1,973 144,345
Fabrinet
(b)
.......................... 10,106 4,452,400
IPG Photonics Corp.
(b)
................. 3,407 290,004
Itron, Inc.
(b)
......................... 12,668 1,270,980
Littelfuse, Inc. ....................... 3,243 789,054
Mirion Technologies, Inc. , Class A
(b)
........ 62,912 1,847,725
Napco Security Technologies, Inc. ......... 9,615 424,502
Novanta, Inc.
(b)
...................... 9,925 1,260,574
OSI Systems, Inc.
(a) (b)
.................. 4,387 1,221,604
PC Connection, Inc. ................... 1,337 81,517
Plexus Corp.
(b)
....................... 4,121 576,528
Powerfleet, Inc.
(b)
..................... 32,233 164,388
Rogers Corp.
(b)
...................... 2,257 197,578
Sanmina Corp.
(b)
..................... 6,801 932,077
Vishay Intertechnology, Inc. .............. 15,308 259,930
Vontier Corp. ........................ 14,352 552,552
27,774,832
Energy Equipment & Services — 0.9%
Archrock, Inc. ....................... 28,875 729,671
Atlas Energy Solutions, Inc. .............. 8,924 110,479
Bristow Group, Inc.
(b)
.................. 2,459 100,082
Cactus, Inc. , Class A .................. 6,195 273,633
Helix Energy Solutions Group, Inc.
(b)
........ 14,415 96,869
Kodiak Gas Services, Inc. ............... 14,526 535,719
Noble Corp. plc ...................... 21,255 623,834
Oceaneering International, Inc.
(b)
.......... 16,158 376,320
RPC, Inc. .......................... 12,590 65,468
Solaris Energy Infrastructure, Inc. , Class A .... 9,636 512,924
TechnipFMC plc ...................... 72,771 3,009,081
Transocean Ltd.
(a) (b)
................... 230,680 885,811
7,319,891
Entertainment — 1.0%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 2,764 119,239
Atlanta Braves Holdings, Inc. , Class C, NVS
(b)
. 12,917 525,980
Cinemark Holdings, Inc. ................ 9,072 245,035
IMAX Corp.
(b)
....................... 5,571 181,002
Lionsgate Studios Corp.
(a) (b)
.............. 31,871 204,930
Madison Square Garden Entertainment Corp.
(b)
. 4,237 187,106
Madison Square Garden Sports Corp.
(b)
...... 4,694 1,006,346
Roku, Inc. , Class A
(a) (b)
................. 35,698 3,788,629
Security
Shares
Shares Value
Entertainment (continued)
Warner Music Group Corp. , Class A ........ 38,529 $ 1,231,387
7,489,654
Financial Services — 0.7%
Burford Capital Ltd. ................... 55,228 549,519
Cantaloupe, Inc.
(b)
.................... 17,109 180,671
Euronet Worldwide, Inc.
(b)
............... 4,609 349,639
EVERTEC, Inc. ...................... 5,451 155,190
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 811 128,657
Flywire Corp.
(b)
...................... 29,813 397,109
Marqeta, Inc. , Class A
(b)
................ 40,829 184,955
Merchants Bancorp ................... 2,008 62,630
Paymentus Holdings, Inc. , Class A
(a) (b)
....... 11,054 316,144
Payoneer Global, Inc.
(b)
................. 33,118 191,753
Radian Group, Inc. .................... 18,004 611,056
Remitly Global, Inc.
(b)
.................. 43,194 692,832
Sezzle, Inc.
(a) (b)
...................... 5,279 346,038
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 18,420 1,272,822
Velocity Financial, Inc.
(b)
................ 2,257 42,025
5,481,040
Food Products — 0.6%
Freshpet, Inc.
(b)
...................... 12,814 630,577
Ingredion, Inc. ....................... 5,302 611,904
J & J Snack Foods Corp. ................ 1,962 166,083
John B Sanfilippo & Son, Inc. ............. 836 52,484
Lamb Weston Holdings, Inc. ............. 12,378 764,094
Marzetti Co. (The) .................... 5,694 892,762
Mission Produce, Inc.
(b)
................. 8,871 102,194
Post Holdings, Inc.
(b)
................... 6,009 624,515
Seneca Foods Corp. , Class A
(b)
........... 493 53,163
Simply Good Foods Co. (The)
(b)
........... 12,263 239,987
Tootsie Roll Industries, Inc. .............. 4,862 171,580
Vital Farms, Inc.
(a) (b)
................... 9,456 310,630
4,619,973
Gas Utilities — 0.3%
Chesapeake Utilities Corp. .............. 3,375 429,570
National Fuel Gas Co. ................. 11,207 884,344
New Jersey Resources Corp. ............. 10,135 448,981
Southwest Gas Holdings, Inc. ............ 6,759 537,340
2,300,235
Ground Transportation — 0.9%
ArcBest Corp. ....................... 2,158 160,383
Hertz Global Holdings, Inc.
(a) (b)
............ 17,191 88,190
Knight-Swift Transportation Holdings, Inc. .... 26,626 1,201,365
Landstar System, Inc. .................. 3,581 459,908
Lyft, Inc. , Class A
(b)
.................... 54,689 1,118,937
RXO, Inc.
(a) (b)
........................ 45,399 804,924
Ryder System, Inc. .................... 6,215 1,051,764
Saia, Inc.
(b)
......................... 3,968 1,160,640
Schneider National, Inc. , Class B .......... 7,232 154,548
U-Haul Holding Co.
(b)
.................. 1,170 62,197
U-Haul Holding Co. , NVS ............... 14,904 722,695
Werner Enterprises, Inc. ................ 8,948 234,438
7,219,989
Health Care Equipment & Supplies — 2.4%
Alphatec Holdings, Inc.
(b)
................ 12,478 236,957
Artivion, Inc.
(b)
....................... 6,698 303,888
AtriCure, Inc.
(b)
...................... 13,669 472,264
AxoGen, Inc.
(b)
....................... 10,690 237,532
Ceribell, Inc.
(a) (b)
...................... 5,289 60,295
CONMED Corp. ...................... 2,970 130,680
Establishment Labs Holdings, Inc.
(a) (b)
....... 6,689 320,738

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Glaukos Corp.
(b)
...................... 14,859 $ 1,308,632
Globus Medical, Inc. , Class A
(b)
........... 32,115 1,939,425
Haemonetics Corp.
(b)
.................. 12,435 621,874
ICU Medical, Inc.
(b)
.................... 3,085 370,478
Inspire Medical Systems, Inc.
(b)
........... 8,256 595,093
Integer Holdings Corp.
(b)
................ 9,577 618,387
iRadimed Corp. ...................... 2,153 165,372
iRhythm Technologies, Inc.
(a) (b)
............ 8,762 1,641,123
Kestra Medical Technologies Ltd.
(a) (b)
........ 6,496 177,860
Lantheus Holdings, Inc.
(b)
............... 18,876 1,088,956
LeMaitre Vascular, Inc. ................. 5,735 496,708
Masimo Corp.
(a) (b)
..................... 8,729 1,227,734
Merit Medical Systems, Inc.
(b)
............. 16,433 1,438,545
Novocure Ltd.
(b)
...................... 15,614 200,015
Penumbra, Inc.
(b)
..................... 10,368 2,357,372
PROCEPT BioRobotics Corp.
(a) (b)
.......... 14,847 505,243
Pulse Biosciences, Inc.
(a) (b)
............... 4,962 84,007
RxSight, Inc.
(b)
....................... 3,924 34,492
STAAR Surgical Co.
(b)
.................. 9,215 238,392
Tandem Diabetes Care, Inc.
(b)
............ 8,146 114,044
TransMedics Group, Inc.
(a) (b)
.............. 8,654 1,138,347
UFP Technologies, Inc.
(b)
................ 2,116 407,626
18,532,079
Health Care Providers & Services — 3.4%
Addus HomeCare Corp.
(b)
............... 5,010 585,619
Alignment Healthcare, Inc.
(b)
............. 30,210 509,341
Ardent Health, Inc.
(a) (b)
.................. 2,640 38,438
Astrana Health, Inc.
(b)
.................. 11,030 344,246
Aveanna Healthcare Holdings, Inc.
(b)
........ 14,457 130,836
BrightSpring Health Services, Inc.
(b)
........ 12,642 417,818
Chemed Corp. ....................... 4,053 1,748,059
CorVel Corp.
(b)
....................... 8,192 605,798
DaVita, Inc.
(a) (b)
...................... 5,300 630,806
Encompass Health Corp. ............... 26,774 3,048,220
Ensign Group, Inc. (The) ................ 16,015 2,884,301
GeneDx Holdings Corp. , Class A
(b)
......... 5,527 756,702
Guardant Health, Inc.
(b)
................. 32,321 3,006,499
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 3,368 94,439
HealthEquity, Inc.
(b)
.................... 23,698 2,241,357
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 56,622 2,574,036
LifeStance Health Group, Inc.
(a) (b)
.......... 23,484 115,072
National HealthCare Corp. ............... 1,725 206,034
NeoGenomics, Inc.
(b)
.................. 35,340 345,272
Nutex Health, Inc.
(a) (b)
.................. 999 122,937
Option Care Health, Inc.
(b)
............... 28,787 749,326
PACS Group, Inc.
(b)
................... 5,171 62,466
Pennant Group, Inc. (The)
(b)
.............. 9,139 226,007
Privia Health Group, Inc.
(b)
............... 30,564 742,705
Progyny, Inc.
(b)
....................... 19,868 371,730
RadNet, Inc.
(b)
....................... 18,135 1,378,079
Select Medical Holdings Corp. ............ 15,229 210,617
Surgery Partners, Inc.
(b)
................ 19,997 438,534
Universal Health Services, Inc. , Class B ..... 6,093 1,322,242
US Physical Therapy, Inc. ............... 2,410 207,911
26,115,447
Health Care REITs — 0.8%
American Healthcare REIT, Inc. ........... 42,067 1,906,476
CareTrust REIT, Inc. ................... 55,754 1,931,876
National Health Investors, Inc. ............ 5,813 433,127
Omega Healthcare Investors, Inc. .......... 32,256 1,355,720
Sabra Health Care REIT, Inc. ............. 34,704 618,425
Sila Realty Trust, Inc. .................. 6,030 142,911
6,388,535
Security
Shares
Shares Value
Health Care Technology — 0.5%
Certara, Inc.
(b)
....................... 33,276 $ 387,000
Doximity, Inc. , Class A
(b)
................ 36,265 2,393,490
Evolent Health, Inc. , Class A
(b)
............ 9,509 63,425
HealthStream, Inc. .................... 6,459 158,891
Phreesia, Inc.
(a) (b)
..................... 8,870 200,817
Schrodinger, Inc.
(a) (b)
................... 9,299 195,651
Waystar Holding Corp.
(b)
................ 22,110 792,644
4,191,918
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc. ......... 9,718 844,591
Xenia Hotels & Resorts, Inc. ............. 11,003 135,337
979,928
Hotels, Restaurants & Leisure — 3.2%
Aramark ........................... 20,711 784,533
BJ's Restaurants, Inc.
(b)
................. 1,772 60,177
Brinker International, Inc.
(b)
.............. 12,292 1,335,649
Cava Group, Inc.
(a) (b)
................... 27,334 1,468,656
Cheesecake Factory, Inc. (The) ........... 7,188 357,962
Choice Hotels International, Inc.
(a)
.......... 4,687 435,704
Churchill Downs, Inc. .................. 11,076 1,098,739
Dutch Bros, Inc. , Class A
(b)
.............. 31,933 1,773,559
First Watch Restaurant Group, Inc.
(a) (b)
....... 6,225 102,650
Global Business Travel Group I
(a) (b)
......... 27,957 219,742
Hyatt Hotels Corp. , Class A .............. 11,222 1,542,015
Krispy Kreme, Inc. .................... 14,448 51,868
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 923 52,546
Life Time Group Holdings, Inc.
(b)
........... 33,586 830,582
Light & Wonder, Inc. , Class A
(a) (b)
.......... 10,100 734,270
Lucky Strike Entertainment Corp. , Class A
(a)
... 2,120 17,766
Monarch Casino & Resort, Inc. ............ 3,675 331,007
Norwegian Cruise Line Holdings Ltd.
(b)
....... 68,759 1,541,577
Planet Fitness, Inc. , Class A
(b)
............ 22,586 2,048,324
Portillo's, Inc. , Class A
(a) (b)
............... 5,055 27,044
Pursuit Attractions & Hospitality, Inc.
(b)
....... 5,564 197,411
Red Rock Resorts, Inc. , Class A ........... 9,342 498,022
Rush Street Interactive, Inc. , Class A
(b)
...... 24,143 409,465
Sabre Corp.
(b)
....................... 55,057 112,592
Shake Shack, Inc. , Class A
(b)
............. 10,603 1,023,296
Six Flags Entertainment Corp.
(b)
........... 12,301 282,677
Sweetgreen, Inc. , Class A
(a) (b)
............. 27,263 171,484
Texas Roadhouse, Inc. ................. 18,571 3,037,844
Vail Resorts, Inc. ..................... 6,381 946,494
Wingstop, Inc. ....................... 7,782 1,685,815
Wyndham Hotels & Resorts, Inc. .......... 9,858 723,873
Wynn Resorts Ltd. .................... 8,259 982,738
24,886,081
Household Durables — 0.6%
Cavco Industries, Inc.
(a) (b)
................ 2,029 1,074,964
Century Communities, Inc. .............. 2,560 152,064
Champion Homes, Inc.
(b)
................ 14,834 1,012,124
Installed Building Products, Inc.
(a)
.......... 2,776 689,086
Legacy Housing Corp.
(b)
................ 965 21,669
Sonos, Inc.
(b)
........................ 13,081 224,601
TopBuild Corp.
(a) (b)
.................... 2,737 1,156,328
4,330,836
Household Products — 0.1%
WD-40 Co. ......................... 3,745 727,579
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc. , Class A ............ 6,369 191,006
Clearway Energy, Inc. , Class C ........... 15,876 506,921
Ormat Technologies, Inc. ................ 16,036 1,705,749

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Talen Energy Corp.
(b)
.................. 6,369 $ 2,546,199
4,949,875
Industrial REITs — 1.0%
Americold Realty Trust, Inc. .............. 22,981 296,225
EastGroup Properties, Inc. .............. 14,581 2,544,822
First Industrial Realty Trust, Inc. ........... 18,145 1,003,056
Rexford Industrial Realty, Inc. ............ 36,700 1,516,444
STAG Industrial, Inc. .................. 27,991 1,071,215
Terreno Realty Corp. .................. 28,067 1,603,468
8,035,230
Insurance — 2.2%
Abacus Global Management, Inc.
(a) (b)
........ 9,377 47,073
American Financial Group, Inc. ........... 6,968 917,546
Assured Guaranty Ltd. ................. 7,788 627,557
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
19,300 426,530
Bowhead Specialty Holdings, Inc.
(b)
......... 4,334 103,843
Employers Holdings, Inc. ................ 2,240 85,411
Goosehead Insurance, Inc. , Class A ........ 6,634 455,557
Hanover Insurance Group, Inc. (The) ....... 5,530 944,966
HCI Group, Inc. ...................... 2,785 568,168
Kinsale Capital Group, Inc. .............. 6,169 2,464,331
Lemonade, Inc.
(a) (b)
.................... 10,577 635,466
Mercury General Corp. ................. 6,883 532,056
Old Republic International Corp. ........... 19,079 752,857
Oscar Health, Inc. , Class A
(a) (b)
............ 53,843 969,174
Palomar Holdings, Inc.
(b)
................ 7,259 827,599
Primerica, Inc. ....................... 6,448 1,675,642
RLI Corp. .......................... 23,368 1,377,777
Root, Inc. , Class A
(a) (b)
.................. 3,292 265,072
Ryan Specialty Holdings, Inc. , Class A ....... 29,233 1,601,968
Safety Insurance Group, Inc. ............. 1,452 99,796
Skyward Specialty Insurance Group, Inc.
(b)
.... 8,275 377,257
Tiptree, Inc. ........................ 3,716 65,810
Trupanion, Inc.
(a) (b)
.................... 9,670 386,703
Universal Insurance Holdings, Inc. ......... 2,950 90,919
White Mountains Insurance Group Ltd.
(a)
..... 342 651,360
16,950,438
Interactive Media & Services — 0.7%
Angi, Inc.
(b)
......................... 5,025 66,682
Cargurus, Inc. , Class A
(b)
................ 21,603 758,697
fuboTV, Inc.
(a) (b)
...................... 92,891 351,128
Grindr, Inc.
(a) (b)
....................... 9,092 126,015
Match Group, Inc. .................... 68,555 2,217,069
QuinStreet, Inc.
(b)
..................... 13,978 206,735
Rumble, Inc. , Class A
(a) (b)
................ 29,450 202,027
Taboola.com Ltd.
(b)
.................... 43,843 156,519
Trump Media & Technology Group Corp.
(a) (b)
... 33,047 506,445
Vimeo, Inc.
(b)
........................ 19,631 153,122
Yelp, Inc.
(b)
......................... 12,061 397,772
5,142,211
IT Services — 0.6%
Applied Digital Corp.
(a) (b)
................ 64,444 2,233,629
BigBear.ai Holdings, Inc.
(a) (b)
.............. 66,201 458,111
DigitalOcean Holdings, Inc.
(b)
............. 8,930 363,094
EPAM Systems, Inc.
(b)
.................. 6,274 1,026,050
Fastly, Inc. , Class A
(a) (b)
................. 17,243 142,944
Grid Dynamics Holdings, Inc. , Class A
(b)
...... 17,670 165,038
Hackett Group, Inc. (The) ............... 4,889 88,540
4,477,406
Security
Shares
Shares Value
Leisure Products — 0.2%
Acushnet Holdings Corp. ................ 3,386 $ 261,839
Brunswick Corp. ..................... 6,114 404,197
Hasbro, Inc. ........................ 11,114 848,109
Latham Group, Inc.
(b)
.................. 8,515 61,734
1,575,879
Life Sciences Tools & Services — 1.7%
Adaptive Biotechnologies Corp.
(b)
.......... 28,598 496,461
Azenta, Inc.
(b)
....................... 11,218 338,784
BioLife Solutions, Inc.
(b)
................. 6,196 172,683
Bio-Rad Laboratories, Inc. , Class A
(b)
........ 2,937 938,518
Bio-Techne Corp. ..................... 44,113 2,760,150
Bruker Corp. ........................ 12,282 478,261
Medpace Holdings, Inc.
(b)
............... 6,371 3,726,462
Mesa Laboratories, Inc. ................ 605 43,494
Niagen Bioscience, Inc.
(a) (b)
.............. 14,353 108,222
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
...... 1,386 —
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
...... 1,386 —
Repligen Corp.
(b)
..................... 8,887 1,324,696
Sotera Health Co.
(b)
................... 20,474 339,868
Tempus AI, Inc.
(a) (b)
.................... 23,531 2,114,260
12,841,859
Machinery — 6.1%
AGCO Corp. ........................ 6,442 664,557
Alamo Group, Inc. .................... 1,908 340,998
Albany International Corp. , Class A ......... 4,955 280,354
Allison Transmission Holdings, Inc. ......... 8,919 736,263
Atmus Filtration Technologies, Inc. ......... 2,044 92,961
Blue Bird Corp.
(a) (b)
.................... 3,209 160,322
CECO Environmental Corp.
(a) (b)
........... 8,184 400,116
Chart Industries, Inc.
(b)
................. 12,531 2,501,438
Crane Co. .......................... 13,717 2,606,230
Donaldson Co., Inc. ................... 33,544 2,826,082
Energy Recovery, Inc.
(b)
................ 15,121 258,720
Enerpac Tool Group Corp. , Class A ......... 15,083 619,006
Enpro, Inc.
(a)
........................ 3,720 863,077
Esab Corp. ......................... 9,106 1,063,763
ESCO Technologies, Inc. ............... 6,690 1,468,254
Federal Signal Corp. .................. 16,986 2,004,858
Flowserve Corp. ..................... 20,572 1,404,039
Franklin Electric Co., Inc. ............... 11,028 1,045,124
Gorman-Rupp Co. (The) ................ 5,735 257,903
ITT, Inc. ........................... 21,871 4,047,666
JBT Marel Corp. ..................... 7,724 973,996
Kadant, Inc. ........................ 3,129 865,669
Lincoln Electric Holdings, Inc. ............ 15,595 3,656,248
Lindsay Corp. ....................... 1,535 170,753
Microvast Holdings, Inc.
(a) (b)
.............. 55,230 301,003
Middleby Corp. (The)
(b)
................. 5,624 698,670
Mueller Industries, Inc. ................. 16,132 1,707,895
Mueller Water Products, Inc. , Class A ....... 43,512 1,116,518
Nordson Corp. ....................... 8,657 2,007,991
Proto Labs, Inc.
(b)
..................... 4,010 199,538
RBC Bearings, Inc.
(b)
.................. 8,607 3,688,358
REV Group, Inc. ..................... 5,599 287,061
SPX Technologies, Inc.
(b)
................ 13,710 3,069,532
Standex International Corp. .............. 1,389 323,956
Symbotic, Inc. , Class A
(a) (b)
............... 11,951 967,433
Toro Co. (The) ....................... 14,994 1,120,502
Trinity Industries, Inc. .................. 10,673 292,120
Watts Water Technologies, Inc. , Class A ...... 7,599 2,071,487
47,160,461

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation — 0.2%
Kirby Corp.
(b)
........................ 8,375 $ 866,645
Matson, Inc. ........................ 4,301 434,186
1,300,831
Media — 0.5%
DoubleVerify Holdings, Inc.
(b)
............. 37,636 428,298
Ibotta, Inc. , Class A
(a) (b)
................. 2,429 78,359
Integral Ad Science Holding Corp.
(b)
........ 19,200 196,032
Magnite, Inc.
(b)
....................... 26,075 466,221
New York Times Co. (The) , Class A ......... 43,459 2,476,728
Newsmax, Inc.
(a) (b)
.................... 11,630 116,300
TechTarget, Inc.
(a) (b)
................... 8,289 45,507
TEGNA, Inc. ........................ 18,645 366,747
4,174,192
Metals & Mining — 1.1%
Century Aluminum Co.
(b)
................ 7,940 235,183
Cleveland-Cliffs, Inc.
(b)
................. 59,709 742,183
Hecla Mining Co. ..................... 81,692 1,051,376
Ivanhoe Electric, Inc.
(a) (b)
................ 20,319 300,518
Materion Corp. ...................... 2,794 320,276
MP Materials Corp. , Class A
(a) (b)
........... 34,840 2,198,055
Royal Gold, Inc. ...................... 22,395 3,914,422
USA Rare Earth, Inc.
(b)
................. 5,091 99,020
8,861,033
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc. , Class A ..... 18,572 343,211
Ellington Financial, Inc. ................. 9,792 130,429
473,640
Office REITs — 0.1%
Empire State Realty Trust, Inc. , Class A ...... 11,332 83,744
Vornado Realty Trust .................. 22,730 862,376
946,120
Oil, Gas & Consumable Fuels — 1.2%
Antero Midstream Corp. ................ 31,732 547,377
Antero Resources Corp.
(b)
............... 41,116 1,270,896
BKV Corp.
(a) (b)
....................... 1,553 36,635
Centrus Energy Corp. , Class A
(a) (b)
......... 4,494 1,651,365
CNX Resources Corp.
(a) (b)
............... 39,300 1,322,838
Comstock Resources, Inc.
(b)
.............. 13,919 260,981
DT Midstream, Inc. .................... 14,224 1,557,386
Excelerate Energy, Inc. , Class A ........... 2,546 65,967
Gulfport Energy Corp.
(a) (b)
............... 1,731 321,983
Kinetik Holdings, Inc. , Class A ............ 3,579 137,827
NextDecade Corp.
(a) (b)
.................. 23,921 141,852
REX American Resources Corp.
(b)
......... 3,024 96,859
Uranium Energy Corp.
(a) (b)
............... 117,355 1,775,581
9,187,547
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 10,380 904,202
Passenger Airlines — 0.3%
(b)
Alaska Air Group, Inc. .................. 16,123 672,813
Frontier Group Holdings, Inc.
(a)
............ 12,160 46,938
Joby Aviation, Inc. , Class A
(a)
............. 59,162 1,025,869
SkyWest, Inc. ....................... 4,172 419,202
2,164,822
Personal Care Products — 0.4%
BellRing Brands, Inc.
(b)
................. 35,504 1,069,736
elf Beauty, Inc.
(a) (b)
.................... 14,032 1,713,868
Interparfums, Inc. ..................... 5,025 447,979
3,231,583
Security
Shares
Shares Value
Pharmaceuticals — 1.1%
(b)
ANI Pharmaceuticals, Inc. ............... 1,863 $ 168,788
Avadel Pharmaceuticals plc , ADR .......... 24,377 460,482
Axsome Therapeutics, Inc. .............. 10,896 1,470,851
Corcept Therapeutics, Inc. ............... 26,929 1,978,474
CorMedix, Inc.
(a)
...................... 7,760 86,369
Crinetics Pharmaceuticals, Inc.
(a)
.......... 9,575 416,512
Edgewise Therapeutics, Inc. ............. 14,212 259,795
Evolus, Inc.
(a)
....................... 13,052 84,316
Harrow, Inc.
(a)
....................... 7,440 281,009
Ligand Pharmaceuticals, Inc. ............. 1,802 344,741
Liquidia Corp.
(a)
...................... 18,240 444,326
Ocular Therapeutix, Inc.
(a)
............... 40,802 475,751
Prestige Consumer Healthcare, Inc. ........ 5,873 355,904
Tarsus Pharmaceuticals, Inc.
(a)
............ 8,025 552,200
Trevi Therapeutics, Inc. ................. 27,508 320,743
WaVe Life Sciences Ltd. ................ 30,948 279,770
Xeris Biopharma Holdings, Inc. ........... 41,601 403,530
8,383,561
Professional Services — 3.1%
Barrett Business Services, Inc. ............ 6,909 279,607
CACI International, Inc. , Class A
(b)
......... 4,394 2,470,526
CBIZ, Inc.
(a) (b)
........................ 14,332 788,260
CRA International, Inc. ................. 1,665 317,166
Dayforce, Inc.
(b)
...................... 43,439 2,985,997
ExlService Holdings, Inc.
(b)
.............. 45,064 1,762,002
Exponent, Inc. ....................... 14,064 995,872
First Advantage Corp.
(a) (b)
............... 8,873 112,066
FTI Consulting, Inc.
(b)
.................. 8,979 1,481,625
Genpact Ltd. ........................ 25,846 986,025
Heidrick & Struggles International, Inc. ...... 1,696 98,995
Huron Consulting Group, Inc.
(b)
............ 4,728 777,472
ICF International, Inc. .................. 2,501 200,780
Innodata, Inc.
(a) (b)
..................... 8,439 629,634
Insperity, Inc. ........................ 9,590 423,111
KBR, Inc. .......................... 36,730 1,573,513
Kforce, Inc. ......................... 1,882 47,615
Korn Ferry ......................... 6,053 391,629
Legalzoom.com, Inc.
(b)
................. 31,690 315,949
Maximus, Inc. ....................... 9,200 764,704
Parsons Corp.
(b)
...................... 8,990 747,429
Paylocity Holding Corp.
(b)
............... 12,339 1,743,131
Planet Labs PBC , Class A
(a) (b)
............. 60,579 814,788
Robert Half, Inc. ..................... 16,130 422,445
Science Applications International Corp. ..... 4,556 426,943
UL Solutions, Inc. , Class A ............... 16,735 1,303,154
Verra Mobility Corp. , Class A
(b)
............ 44,110 1,023,793
Willdan Group, Inc.
(b)
.................. 2,064 195,069
24,079,300
Real Estate Management & Development — 0.4%
Compass, Inc. , Class A
(a) (b)
.............. 50,234 387,304
eXp World Holdings, Inc.
(a)
............... 8,577 87,828
Howard Hughes Holdings, Inc.
(b)
........... 4,417 350,180
Jones Lang LaSalle, Inc.
(b)
............... 5,068 1,546,196
St. Joe Co. (The) ..................... 11,296 641,387
3,012,895
Residential REITs — 0.1%
Apartment Investment & Management Co. , Class
A ............................. 19,814 105,411
Independence Realty Trust, Inc. ........... 30,194 480,990
UMH Properties, Inc. .................. 15,141 220,150
Veris Residential, Inc. .................. 10,008 143,715
950,266

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs — 1.1%
Acadia Realty Trust ................... 14,595 $ 278,327
Agree Realty Corp. ................... 17,549 1,281,253
Alexander's, Inc. ..................... 180 39,767
Brixmor Property Group, Inc. ............. 36,451 953,558
Curbline Properties Corp. ............... 28,757 663,136
Federal Realty Investment Trust ........... 12,187 1,172,268
InvenTrust Properties Corp. .............. 10,937 299,674
Kite Realty Group Trust ................. 35,870 794,162
NETSTREIT Corp. .................... 7,055 131,364
NNN REIT, Inc. ...................... 14,459 585,011
Phillips Edison & Co., Inc. ............... 18,023 609,898
SITE Centers Corp. ................... 8,007 58,691
Tanger, Inc. ......................... 31,071 1,011,672
Urban Edge Properties ................. 21,806 419,329
Whitestone REIT ..................... 5,499 68,958
8,367,068
Semiconductors & Semiconductor Equipment — 5.4%
ACM Research, Inc. , Class A
(b)
............ 6,129 254,108
Allegro MicroSystems, Inc.
(b)
............. 13,506 404,100
Alpha & Omega Semiconductor Ltd.
(b)
....... 4,146 116,337
Ambarella, Inc.
(b)
..................... 11,282 961,565
Amkor Technology, Inc. ................. 10,823 349,366
Astera Labs, Inc.
(b)
.................... 36,371 6,789,738
CEVA, Inc.
(b)
........................ 6,449 175,477
Cirrus Logic, Inc.
(b)
.................... 5,256 697,208
Cohu, Inc.
(b)
........................ 12,012 285,765
Credo Technology Group Holding Ltd.
(b)
...... 40,527 7,603,676
Diodes, Inc.
(b)
....................... 4,035 215,308
Enphase Energy, Inc.
(b)
................. 13,105 399,834
FormFactor, Inc.
(b)
.................... 21,603 1,187,085
Ichor Holdings Ltd.
(b)
................... 5,115 116,008
Impinj, Inc.
(b)
........................ 7,396 1,495,175
Kulicke & Soffa Industries, Inc. ............ 13,233 528,394
Lattice Semiconductor Corp.
(b)
............ 38,342 2,797,432
MACOM Technology Solutions Holdings, Inc.
(b)
. 17,607 2,608,125
MKS, Inc. .......................... 4,381 629,594
Onto Innovation, Inc.
(b)
................. 13,708 1,850,032
PDF Solutions, Inc.
(b)
.................. 3,654 106,441
Power Integrations, Inc. ................ 15,070 631,282
Qorvo, Inc.
(b)
........................ 9,085 862,348
Rambus, Inc.
(a) (b)
..................... 29,927 3,077,693
Rigetti Computing, Inc.
(b)
................ 41,796 1,850,309
Semtech Corp.
(b)
..................... 7,075 480,110
Silicon Laboratories, Inc.
(b)
............... 9,001 1,179,851
SiTime Corp.
(b)
....................... 5,936 1,719,303
Synaptics, Inc.
(b)
..................... 5,395 382,721
Ultra Clean Holdings, Inc.
(b)
.............. 5,579 152,920
Universal Display Corp. ................ 13,141 1,935,406
Veeco Instruments, Inc.
(b)
............... 5,994 172,328
42,015,039
Software — 9.7%
A10 Networks, Inc. .................... 19,904 355,087
ACI Worldwide, Inc.
(b)
.................. 29,245 1,392,939
Adeia, Inc. ......................... 11,254 191,768
Agilysys, Inc.
(a) (b)
..................... 7,014 879,976
Alarm.com Holdings, Inc.
(b)
.............. 13,735 676,037
Alkami Technology, Inc.
(a) (b)
.............. 17,791 360,979
Amplitude, Inc. , Class A
(b)
............... 22,635 227,482
Appfolio, Inc. , Class A
(b)
................ 6,378 1,622,754
Appian Corp. , Class A
(b)
................ 8,535 255,452
Asana, Inc. , Class A
(a) (b)
................. 25,135 353,147
Aurora Innovation, Inc. , Class A
(a) (b)
......... 134,353 704,010
Security
Shares
Shares Value
Software (continued)
AvePoint, Inc. , Class A
(b)
................ 30,068 $ 423,057
BILL Holdings, Inc.
(a) (b)
.................. 23,367 1,160,405
Blackbaud, Inc.
(b)
..................... 4,169 266,983
BlackLine, Inc.
(b)
..................... 8,676 496,701
Blend Labs, Inc. , Class A
(a) (b)
............. 54,406 180,084
Box, Inc. , Class A
(b)
................... 39,887 1,279,974
Braze, Inc. , Class A
(b)
.................. 19,441 557,179
C3.ai, Inc. , Class A
(a) (b)
................. 17,832 313,487
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 70,073 611,037
Cipher Mining, Inc.
(a) (b)
.................. 73,135 1,363,968
Cleanspark, Inc.
(a) (b)
................... 75,641 1,346,410
Clear Secure, Inc. , Class A .............. 10,758 327,796
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 74,410 1,369,888
Commvault Systems, Inc.
(b)
.............. 12,164 1,693,472
Confluent, Inc. , Class A
(b)
............... 78,547 1,835,643
Core Scientific, Inc.
(a) (b)
................. 28,117 605,640
Dolby Laboratories, Inc. , Class A .......... 16,975 1,125,782
Dropbox, Inc. , Class A
(b)
................ 14,612 423,748
D-Wave Quantum, Inc.
(a) (b)
............... 92,197 3,416,821
Elastic NV
(b)
........................ 24,421 2,178,842
Freshworks, Inc. , Class A
(b)
.............. 54,567 605,694
Gitlab, Inc. , Class A
(a) (b)
................. 36,518 1,780,252
Hut 8 Corp.
(a) (b)
...................... 25,998 1,317,059
Informatica, Inc. , Class A
(b)
.............. 23,018 572,458
Intapp, Inc.
(b)
........................ 15,211 583,798
InterDigital, Inc. ...................... 6,648 2,406,310
Jamf Holding Corp.
(b)
.................. 14,644 188,175
JFrog Ltd.
(b)
......................... 26,874 1,275,977
Klaviyo, Inc. , Class A
(b)
................. 31,028 806,728
Life360, Inc.
(a) (b)
...................... 20,445 2,018,126
LiveRamp Holdings, Inc.
(b)
............... 7,850 214,619
Manhattan Associates, Inc.
(b)
............. 16,865 3,070,610
MARA Holdings, Inc.
(a) (b)
................ 101,295 1,850,660
N-able, Inc.
(b)
........................ 21,206 166,043
nCino, Inc.
(a) (b)
....................... 28,335 755,978
NextNav, Inc.
(a) (b)
..................... 17,559 234,413
OneSpan, Inc. ....................... 4,948 56,407
Onestream, Inc.
(b)
..................... 22,385 422,853
Pagaya Technologies Ltd. , Class A
(b)
........ 11,304 303,965
PagerDuty, Inc.
(b)
..................... 15,223 244,481
PAR Technology Corp.
(a) (b)
............... 11,096 392,133
Pegasystems, Inc. .................... 25,485 1,622,120
Porch Group, Inc.
(a) (b)
.................. 13,672 205,764
Procore Technologies, Inc.
(b)
............. 32,798 2,421,148
Progress Software Corp.
(b)
............... 3,397 144,848
PROS Holdings, Inc.
(a) (b)
................ 12,361 284,921
Q2 Holdings, Inc.
(b)
.................... 16,765 1,035,406
Qualys, Inc.
(b)
....................... 9,745 1,201,169
Rapid7, Inc.
(b)
....................... 16,566 306,637
RingCentral, Inc. , Class A
(a) (b)
............. 7,095 213,701
Riot Platforms, Inc.
(a) (b)
................. 37,622 744,163
Rubrik, Inc. , Class A
(b)
.................. 32,793 2,468,329
SailPoint, Inc.
(a) (b)
..................... 17,022 369,037
Samsara, Inc. , Class A
(b)
................ 73,945 2,970,371
SEMrush Holdings, Inc. , Class A
(b)
......... 12,428 90,227
SentinelOne, Inc. , Class A
(b)
.............. 87,319 1,558,644
ServiceTitan, Inc. , Class A
(a) (b)
............ 3,160 298,178
SoundHound AI, Inc. , Class A
(a) (b)
.......... 100,434 1,769,647
Sprinklr, Inc. , Class A
(b)
................. 31,333 241,891
Sprout Social, Inc. , Class A
(b)
............. 13,065 134,177
SPS Commerce, Inc.
(b)
................. 10,552 867,796
Tenable Holdings, Inc.
(b)
................ 33,470 971,299
Teradata Corp.
(b)
..................... 9,248 192,821
Terawulf, Inc.
(a) (b)
..................... 80,436 1,246,758
UiPath, Inc. , Class A
(a) (b)
................ 64,379 1,021,051

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Unity Software, Inc.
(b)
.................. 56,524 $ 2,142,260
Varonis Systems, Inc.
(b)
................. 30,755 1,083,499
Vertex, Inc. , Class A
(a) (b)
................. 18,598 425,894
Weave Communications, Inc.
(b)
........... 16,416 121,643
Workiva, Inc. , Class A
(a) (b)
............... 14,474 1,230,435
Zeta Global Holdings Corp. , Class A
(b)
....... 52,341 941,615
75,588,736
Specialized REITs — 0.5%
CubeSmart ......................... 24,462 921,483
Four Corners Property Trust, Inc. .......... 11,963 282,805
Lamar Advertising Co. , Class A ........... 10,207 1,210,448
National Storage Affiliates Trust ........... 6,743 196,154
PotlatchDeltic Corp. ................... 9,496 379,840
Rayonier, Inc. ....................... 20,469 451,751
Smartstop Self Storage REIT, Inc. .......... 8,636 296,647
3,739,128
Specialty Retail — 2.1%
Abercrombie & Fitch Co. , Class A
(b)
......... 7,526 546,011
Boot Barn Holdings, Inc.
(b)
............... 5,236 993,007
Camping World Holdings, Inc. , Class A ...... 7,514 98,884
CarMax, Inc.
(a) (b)
...................... 19,491 816,868
Chewy, Inc. , Class A
(b)
................. 61,218 2,064,271
Dick's Sporting Goods, Inc. .............. 5,948 1,317,185
Five Below, Inc.
(b)
..................... 10,494 1,650,391
Floor & Decor Holdings, Inc. , Class A
(b)
...... 29,275 1,829,102
GameStop Corp. , Class A
(a) (b)
............. 57,466 1,280,917
Lithia Motors, Inc. , Class A .............. 2,759 866,547
Murphy USA, Inc. .................... 2,925 1,047,735
National Vision Holdings, Inc.
(b)
........... 7,079 182,284
Petco Health & Wellness Co., Inc.
(a) (b)
....... 12,262 38,993
RealReal, Inc. (The)
(a) (b)
................. 10,014 122,271
Revolve Group, Inc. , Class A
(b)
............ 11,044 244,293
RH
(a) (b)
............................ 2,990 515,745
Torrid Holdings, Inc.
(a) (b)
................. 4,380 5,475
Urban Outfitters, Inc.
(b)
................. 7,572 489,227
Valvoline, Inc.
(b)
...................... 35,210 1,162,282
Warby Parker, Inc. , Class A
(a) (b)
............ 24,659 483,070
Winmark Corp. ...................... 832 335,438
16,089,996
Technology Hardware, Storage & Peripherals — 0.7%
(a)(b)
IonQ, Inc. .......................... 81,905 5,109,234
Quantum Computing, Inc. ............... 36,389 608,060
5,717,294
Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co. ............... 2,854 141,644
Figs, Inc. , Class A
(a) (b)
.................. 8,017 59,807
Kontoor Brands, Inc. ................... 4,817 389,791
Levi Strauss & Co. , Class A .............. 9,835 199,454
Ralph Lauren Corp. , Class A ............. 6,182 1,976,138
2,766,834
Tobacco — 0.0%
Turning Point Brands, Inc. ............... 4,266 383,513
Trading Companies & Distributors — 2.5%
Air Lease Corp. , Class A ................ 11,885 758,976
Applied Industrial Technologies, Inc. ........ 10,755 2,765,003
Core & Main, Inc. , Class A
(b)
.............. 29,414 1,534,823
Distribution Solutions Group, Inc.
(a) (b)
........ 2,656 72,615
DNOW, Inc.
(b)
....................... 12,644 185,867
DXP Enterprises, Inc.
(b)
................. 3,525 421,766
FTAI Aviation Ltd. ..................... 28,250 4,884,425
GATX Corp. ........................ 5,318 834,128
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Global Industrial Co. ................... 1,144 $ 32,513
McGrath RentCorp .................... 6,788 729,303
MSC Industrial Direct Co., Inc. , Class A ...... 4,262 361,886
QXO, Inc.
(a) (b)
........................ 163,815 2,894,611
Rush Enterprises, Inc. , Class A ........... 8,731 431,399
Rush Enterprises, Inc. , Class B ........... 1,086 56,982
SiteOne Landscape Supply, Inc.
(b)
.......... 12,407 1,610,056
Transcat, Inc.
(b)
...................... 2,580 187,437
WESCO International, Inc. ............... 4,024 1,044,349
Willis Lease Finance Corp.
(a)
............. 413 53,021
Xometry, Inc. , Class A
(a) (b)
............... 11,039 537,489
19,396,649
Water Utilities — 0.3%
American States Water Co. .............. 7,251 517,069
California Water Service Group ........... 9,346 414,775
Essential Utilities, Inc. .................. 26,926 1,050,922
H2O America ....................... 2,992 138,380
Middlesex Water Co. .................. 3,316 190,571
2,311,717
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(b)
........................ 10,184 92,674
Total Common Stocks — 99 .8%
(Cost: $ 602,879,631 ) .............................. 773,993,085
Rights
Biotechnology — 0.0%
Sanofi Aatd, Inc., CVR
(b) (d)
............... 4,215 4,932
Total Rights — 0.0%
(Cost: $ 2,729 ) .................................. 4,932
Total Long-Term Investments — 99.8%
(Cost: $ 602,882,360 ) .............................. 773,998,017
Short-Term Securities
Money Market Funds — 15.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(g)
................... 117,060,990 117,119,521
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 1,692,828 1,692,828
Total Short-Term Securities — 15 .3%
(Cost: $ 118,767,483 ) .............................. 118,812,349
Total Investments — 115 .1%
(Cost: $ 721,649,843 ) .............................. 892,810,366
Liabilities in Excess of Other Assets — (15.1) % ............ (116,828,141)
Net Assets — 100.0% ...............................
$ 775,982,225
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 83,607,728 $ 33,502,820
(a)
$ — $ (72) $ 9,045 $ 117,119,521 117,060,990 $ 252,911
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 886,434 806,394
(a)
— — — 1,692,828 1,692,828 21,129 —
$ (72) $ 9,045 $ 118,812,349 $ 274,040 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 13 12/19/25 $ 1,618 $ 11,868
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 11,868 $ — $ — $ — $ 11,868
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 239,622 $ — $ — $ — $ 239,622
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (5,005) $ — $ — $ — $ (5,005)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,419,773

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 773,993,085 $ — $ — $ 773,993,085
Rights ................................................ — — 4,932 4,932
Short-Term Securities
Money Market Funds ...................................... 118,812,349 — — 118,812,349
$ 892,805,434 $ — $ 4,932 $ 892,810,366
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 11,868 $ — $ — $ 11,868
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.7%
AAR Corp.
(a)
........................ 7,623 $ 641,933
Huntington Ingalls Industries, Inc. .......... 4,854 1,563,085
Intuitive Machines, Inc. , Class A
(a) (b)
......... 15,245 181,873
Mercury Systems, Inc.
(a)
................ 3,288 254,524
Moog, Inc. , Class A ................... 1,945 398,433
Spirit AeroSystems Holdings, Inc. , Class A
(a)
... 15,200 557,688
V2X, Inc.
(a)
......................... 3,537 201,927
3,799,463
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. ............ 8,887 1,368,509
GXO Logistics, Inc.
(a) (b)
................. 17,151 964,058
Hub Group, Inc. , Class A ................ 11,481 422,845
2,755,412
Automobile Components — 1.9%
Adient plc
(a)
......................... 17,173 398,242
Autoliv, Inc. ......................... 14,048 1,640,806
BorgWarner, Inc. ..................... 43,215 1,856,516
Dana, Inc. .......................... 26,851 545,075
Dorman Products, Inc.
(a)
................ 2,179 292,269
Fox Factory Holding Corp.
(a)
.............. 8,285 183,181
Garrett Motion, Inc. ................... 24,392 413,201
Gentherm, Inc.
(a)
..................... 3,941 145,029
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 52,971 364,970
LCI Industries ....................... 4,986 516,001
Lear Corp. ......................... 11,070 1,158,476
Patrick Industries, Inc. ................. 3,834 400,155
Phinia, Inc. ......................... 8,110 420,990
QuantumScape Corp. , Class A
(a) (b)
......... 85,472 1,576,104
Standard Motor Products, Inc. ............ 4,161 154,498
Visteon Corp. ....................... 5,098 546,302
10,611,815
Automobiles — 0.3%
Harley-Davidson, Inc. .................. 23,252 627,339
Lucid Group, Inc.
(a) (b)
................... 13,510 239,803
Thor Industries, Inc. ................... 5,266 549,507
Winnebago Industries, Inc. .............. 5,158 194,508
1,611,157
Banks — 11.1%
1st Source Corp. ..................... 2,408 143,132
Amalgamated Financial Corp. ............ 1,765 48,114
Amerant Bancorp, Inc. , Class A ........... 6,820 114,371
Ameris Bancorp ...................... 6,116 438,028
Associated Banc-Corp. ................. 34,274 848,967
Atlantic Union Bankshares Corp. .......... 26,740 869,585
Axos Financial, Inc.
(a)
.................. 4,251 331,493
Banc of California, Inc. ................. 25,289 429,154
BancFirst Corp. ...................... 1,615 175,809
Bank of Hawaii Corp. .................. 8,014 520,349
Bank OZK ......................... 21,115 949,964
BankUnited, Inc. ..................... 14,285 572,543
Banner Corp. ....................... 6,426 388,066
Beacon Financial Corp. ................. 8,352 203,288
BOK Financial Corp. ................... 4,274 446,975
Burke & Herbert Financial Services Corp. .... 1,212 71,338
Business First Bancshares, Inc. ........... 5,961 146,164
Byline Bancorp, Inc. ................... 6,757 180,682
Cadence Bank ...................... 19,577 738,836
Camden National Corp. ................ 3,419 130,435
Capital City Bank Group, Inc. ............. 1,461 56,833
Capitol Federal Financial, Inc. ............ 24,638 148,814
Cathay General Bancorp ................ 13,075 594,259
Security
Shares
Shares Value
Banks (continued)
Central Pacific Financial Corp. ............ 4,936 $ 140,725
City Holding Co. ..................... 1,453 171,280
Columbia Banking System, Inc. ........... 58,831 1,576,671
Columbia Financial, Inc.
(a) (b)
.............. 3,809 56,183
Comerica, Inc. ....................... 26,199 2,004,223
Commerce Bancshares, Inc. ............. 14,723 774,871
Community Financial System, Inc. ......... 10,498 582,429
Community Trust Bancorp, Inc. ........... 3,456 176,930
ConnectOne Bancorp, Inc. .............. 9,710 233,623
Cullen/Frost Bankers, Inc. ............... 12,471 1,535,679
Customers Bancorp, Inc.
(a)
............... 6,672 447,825
CVB Financial Corp. ................... 25,629 470,805
Dime Community Bancshares, Inc. ......... 8,563 224,779
Eastern Bankshares, Inc. ............... 43,522 762,941
Enterprise Financial Services Corp. ........ 7,540 394,870
Equity Bancshares, Inc. , Class A .......... 1,879 76,118
FB Financial Corp. .................... 8,170 441,262
First Bancorp ....................... 37,759 969,688
First Busey Corp. ..................... 17,577 393,022
First Commonwealth Financial Corp. ........ 19,952 305,066
First Community Bankshares, Inc. ......... 2,979 96,341
First Financial Bancorp ................. 17,836 417,541
First Financial Bankshares, Inc. ........... 7,608 235,011
First Financial Corp. ................... 2,522 134,473
First Hawaiian, Inc. ................... 25,217 618,573
First Horizon Corp. .................... 101,804 2,174,533
First Interstate BancSystem, Inc. , Class A .... 18,357 573,656
First Merchants Corp. .................. 11,332 402,059
First Mid Bancshares, Inc. ............... 4,283 153,032
Firstsun Capital Bancorp
(a) (b)
.............. 2,213 75,331
Five Star Bancorp .................... 3,361 119,349
Flagstar Bank NA
(b)
................... 30,838 352,170
FNB Corp. ......................... 67,369 1,059,041
Fulton Financial Corp. .................. 36,933 641,526
German American Bancorp, Inc. ........... 4,818 185,686
Glacier Bancorp, Inc. .................. 25,225 1,030,441
Great Southern Bancorp, Inc. ............. 1,755 97,753
Hancock Whitney Corp. ................ 16,990 970,299
Hanmi Financial Corp. ................. 6,053 159,799
Heritage Commerce Corp. ............... 11,783 122,543
Heritage Financial Corp. ................ 6,455 143,236
Hilltop Holdings, Inc. ................... 8,691 280,719
Home BancShares, Inc. ................ 19,421 518,735
HomeTrust Bancshares, Inc. ............. 1,563 61,442
Hope Bancorp, Inc. ................... 25,948 272,194
Horizon Bancorp, Inc. .................. 8,528 133,037
Independent Bank Corp. ................ 13,745 777,400
International Bancshares Corp. ........... 5,590 371,064
Lakeland Financial Corp. ................ 3,425 195,396
Live Oak Bancshares, Inc. ............... 4,325 134,680
Mercantile Bank Corp. ................. 3,320 145,582
Metrocity Bankshares, Inc. .............. 2,214 56,701
Metropolitan Bank Holding Corp. .......... 2,115 140,161
Mid Penn Bancorp, Inc. ................. 4,060 115,507
MidWestOne Financial Group, Inc. ......... 2,916 107,863
National Bank Holdings Corp. , Class A ...... 6,869 244,949
NBT Bancorp, Inc. .................... 10,049 406,683
Nicolet Bankshares, Inc. ................ 1,429 168,822
Northwest Bancshares, Inc. .............. 27,678 324,109
OceanFirst Financial Corp. .............. 11,790 214,342
OFG Bancorp ....................... 8,610 332,863
Old National Bancorp .................. 71,508 1,460,908
Old Second Bancorp, Inc. ............... 8,854 158,929
Origin Bancorp, Inc. ................... 6,285 217,838
Orrstown Financial Services, Inc. .......... 3,584 119,275

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Park National Corp. ................... 3,014 $ 458,701
Peoples Bancorp, Inc. ................. 7,115 203,489
Pinnacle Financial Partners, Inc. ........... 15,388 1,311,211
Popular, Inc. ........................ 13,363 1,489,574
Preferred Bank ...................... 1,097 99,004
Prosperity Bancshares, Inc. .............. 18,597 1,224,055
Provident Financial Services, Inc. .......... 21,681 396,545
QCR Holdings, Inc. ................... 2,092 155,624
Renasant Corp. ...................... 11,257 378,573
Republic Bancorp, Inc. , Class A ........... 822 54,170
S&T Bancorp, Inc. .................... 7,129 261,207
Seacoast Banking Corp. of Florida ......... 6,618 200,525
Simmons First National Corp. , Class A ...... 28,146 489,177
Southern Missouri Bancorp, Inc. ........... 917 48,087
Southside Bancshares, Inc. .............. 5,641 158,625
Southstate Bank Corp. ................. 20,071 1,779,294
Stellar Bancorp, Inc. ................... 10,270 302,246
Synovus Financial Corp. ................ 28,879 1,289,159
Texas Capital Bancshares, Inc.
(a)
.......... 5,421 454,497
TFS Financial Corp. ................... 5,218 69,399
Tompkins Financial Corp. ............... 1,740 110,420
Towne Bank ........................ 14,465 470,257
TriCo Bancshares .................... 6,445 285,062
Triumph Financial, Inc.
(a)
................ 2,654 144,537
TrustCo Bank Corp. ................... 3,575 134,813
Trustmark Corp. ..................... 11,617 432,385
UMB Financial Corp. .................. 14,836 1,585,672
United Bankshares, Inc. ................ 28,910 1,034,689
United Community Banks, Inc. ............ 22,982 671,074
Univest Financial Corp. ................. 5,874 172,461
Valley National Bancorp ................ 93,229 1,013,399
WaFd, Inc. ......................... 15,466 448,978
Webster Financial Corp. ................ 33,558 1,914,148
WesBanco, Inc. ...................... 18,639 561,034
Westamerica Bancorp ................. 4,921 234,486
Western Alliance Bancorp ............... 13,411 1,037,341
Wintrust Financial Corp. ................ 8,064 1,048,481
WSFS Financial Corp. ................. 5,239 272,899
Zions Bancorp NA .................... 29,144 1,518,694
60,921,773
Beverages — 0.3%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 1,009 208,853
MGP Ingredients, Inc. .................. 3,157 76,399
Molson Coors Beverage Co. , Class B ....... 35,020 1,531,074
National Beverage Corp.
(a)
............... 2,413 82,694
1,899,020
Biotechnology — 3.6%
(a)
ACADIA Pharmaceuticals, Inc. ............ 7,550 171,385
Agios Pharmaceuticals, Inc. .............. 6,172 266,877
Akebia Therapeutics, Inc.
(b)
.............. 54,615 120,699
Akero Therapeutics, Inc. ................ 4,460 241,732
Alkermes plc ........................ 20,811 638,898
AnaptysBio, Inc.
(b)
.................... 1,381 50,517
Anavex Life Sciences Corp.
(b)
............. 8,444 67,299
Arbutus Biopharma Corp.
(b)
.............. 13,973 66,092
Arcus Biosciences, Inc. ................. 14,112 278,289
Arrowhead Pharmaceuticals, Inc. .......... 24,738 1,048,644
ARS Pharmaceuticals, Inc.
(b)
............. 4,141 37,103
Avidity Biosciences, Inc.
(b)
............... 13,487 942,067
Beam Therapeutics, Inc.
(b)
............... 11,659 291,592
Capricor Therapeutics, Inc.
(b)
............. 3,485 22,687
CareDx, Inc. ........................ 4,362 65,430
Catalyst Pharmaceuticals, Inc. ............ 7,860 167,182
Security
Shares
Shares Value
Biotechnology (continued)
Celldex Therapeutics, Inc.
(b)
.............. 4,421 $ 118,173
Cogent Biosciences, Inc. ................ 14,731 240,115
CRISPR Therapeutics AG
(b)
.............. 9,231 590,692
Cytokinetics, Inc.
(b)
.................... 10,447 664,325
Denali Therapeutics, Inc.
(b)
.............. 27,706 451,054
Dianthus Therapeutics, Inc.
(b)
............. 1,866 65,273
Disc Medicine, Inc.
(b)
................... 2,162 186,408
Dynavax Technologies Corp. ............. 9,873 101,297
Dyne Therapeutics, Inc. ................ 23,139 522,479
Exact Sciences Corp.
(b)
................. 15,505 1,003,018
Exelixis, Inc. ........................ 24,864 961,491
Geron Corp.
(b)
....................... 71,054 89,528
GRAIL, Inc.
(b)
....................... 3,124 287,189
Gyre Therapeutics, Inc.
(b)
............... 1,480 11,470
Ideaya Biosciences, Inc. ................ 11,990 382,001
Intellia Therapeutics, Inc.
(b)
.............. 20,190 254,798
Iovance Biotherapeutics, Inc.
(b)
............ 52,235 102,903
Keros Therapeutics, Inc.
(b)
............... 6,127 93,253
Kura Oncology, Inc. ................... 13,753 141,243
Kymera Therapeutics, Inc.
(b)
.............. 4,314 266,778
MannKind Corp. ..................... 23,463 131,158
MiMedx Group, Inc.
(b)
.................. 13,646 104,392
Mineralys Therapeutics, Inc. ............. 6,213 253,863
Moderna, Inc. ....................... 71,171 1,933,004
Myriad Genetics, Inc. .................. 17,897 143,892
Novavax, Inc.
(b)
...................... 14,022 117,785
Nurix Therapeutics, Inc. ................ 8,819 114,118
Organogenesis Holdings, Inc. , Class A
(b)
..... 10,126 43,035
Praxis Precision Medicines, Inc. ........... 1,601 318,215
Protagonist Therapeutics, Inc. ............ 4,317 339,403
PTC Therapeutics, Inc. ................. 8,074 551,535
Relay Therapeutics, Inc.
(b)
............... 26,539 189,488
Replimune Group, Inc.
(b)
................ 10,367 100,871
Revolution Medicines, Inc. ............... 13,217 777,688
Rocket Pharmaceuticals, Inc.
(b)
............ 17,356 65,432
Sarepta Therapeutics, Inc. ............... 8,192 196,690
Spyre Therapeutics, Inc.
(b)
............... 11,326 277,034
Travere Therapeutics, Inc. ............... 6,312 221,930
uniQure NV
(b)
....................... 5,505 372,633
Vaxcyte, Inc.
(b)
....................... 23,674 1,071,959
Vera Therapeutics, Inc. , Class A ........... 9,710 276,347
Viking Therapeutics, Inc.
(b)
............... 13,144 500,523
Vir Biotechnology, Inc. ................. 18,277 108,931
Viridian Therapeutics, Inc. ............... 9,303 219,830
Xencor, Inc. ........................ 6,038 88,819
Zymeworks, Inc.
(b)
.................... 4,285 81,779
19,610,335
Broadline Retail — 0.5%
Dillard's, Inc. , Class A .................. 824 494,466
Etsy, Inc.
(a)
......................... 13,836 857,832
Kohl's Corp. ........................ 22,301 362,837
Macy's, Inc. ........................ 54,369 1,059,652
Savers Value Village, Inc.
(a) (b)
............. 3,019 27,805
2,802,592
Building Products — 1.2%
A O Smith Corp. ..................... 9,087 599,651
Advanced Drainage Systems, Inc. ......... 5,466 765,513
American Woodmark Corp.
(a)
............. 2,187 139,378
Apogee Enterprises, Inc. ................ 4,077 149,259
AZZ, Inc. .......................... 3,265 326,010
Fortune Brands Innovations, Inc. .......... 24,073 1,222,908
Gibraltar Industries, Inc.
(a)
............... 3,417 213,187
Griffon Corp. ........................ 4,253 314,765

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Hayward Holdings, Inc.
(a)
................ 23,680 $ 401,850
Janus International Group, Inc.
(a)
.......... 14,832 142,387
Masterbrand, Inc.
(a)
................... 24,936 314,942
Quanex Building Products Corp. ........... 8,819 125,318
Resideo Technologies, Inc.
(a)
............. 28,704 1,228,531
UFP Industries, Inc. ................... 6,765 623,259
6,566,958
Capital Markets — 2.2%
Acadian Asset Management, Inc. .......... 1,789 86,051
Affiliated Managers Group, Inc. ........... 3,639 865,936
Artisan Partners Asset Management, Inc. , Class
A ............................. 6,114 266,937
BGC Group, Inc. , Class A ............... 32,926 300,944
Donnelley Financial Solutions, Inc.
(a)
........ 5,140 236,183
Federated Hermes, Inc. , Class B, NVS ...... 10,416 504,968
Franklin Resources, Inc. ................ 59,443 1,344,006
GCM Grosvenor, Inc. , Class A ............ 4,627 53,257
Invesco Ltd. ........................ 70,657 1,674,571
Janus Henderson Group plc ............. 24,735 1,077,457
Jefferies Financial Group, Inc. ............ 13,992 739,197
Kayne Anderson BDC, Inc.
(b)
............. 8,204 117,809
Lazard, Inc. ........................ 18,329 894,455
Moelis & Co. , Class A .................. 7,169 454,013
Oppenheimer Holdings, Inc. , Class A, NVS ... 785 54,762
Piper Sandler Cos. .................... 951 303,616
SEI Investments Co. ................... 6,716 541,377
StepStone Group, Inc. , Class A ........... 4,021 244,798
Stifel Financial Corp. .................. 9,044 1,071,081
StoneX Group, Inc.
(a)
.................. 2,796 257,008
Victory Capital Holdings, Inc. , Class A ....... 3,832 238,619
Virtu Financial, Inc. , Class A .............. 16,771 584,302
Virtus Investment Partners, Inc. ........... 1,294 210,689
WisdomTree, Inc. ..................... 14,418 172,439
12,294,475
Chemicals — 2.4%
AdvanSix, Inc. ....................... 5,287 98,285
Albemarle Corp. ..................... 15,120 1,485,238
Ashland, Inc. ........................ 6,159 301,175
Avient Corp. ........................ 18,004 577,388
Axalta Coating Systems Ltd.
(a)
............ 26,421 752,206
Cabot Corp. ........................ 7,056 476,139
Celanese Corp. ...................... 21,232 816,158
Chemours Co. (The) ................... 30,765 411,943
Eastman Chemical Co. ................. 23,841 1,419,016
Ecovyst, Inc.
(a)
....................... 22,283 182,498
Element Solutions, Inc. ................. 29,057 776,403
FMC Corp. ......................... 23,710 359,681
HB Fuller Co. ....................... 6,777 388,796
Huntsman Corp. ..................... 32,026 265,175
Ingevity Corp.
(a)
...................... 6,733 361,697
Innospec, Inc. ....................... 4,882 359,218
Kronos Worldwide, Inc. ................. 4,986 24,531
Minerals Technologies, Inc. .............. 5,959 338,173
Mosaic Co. (The) ..................... 63,373 1,739,589
NewMarket Corp. ..................... 797 612,016
Olin Corp. .......................... 12,344 255,521
Orion SA .......................... 11,079 58,719
PureCycle Technologies, Inc.
(a) (b)
........... 15,489 179,363
Quaker Chemical Corp. ................ 1,931 268,197
Scotts Miracle-Gro Co. (The) ............. 8,939 478,415
Stepan Co. ......................... 4,126 178,862
Tronox Holdings plc ................... 23,695 82,932
13,247,334
Security
Shares
Shares Value
Commercial Services & Supplies — 0.8%
ABM Industries, Inc. ................... 7,470 $ 321,210
Brady Corp. , Class A, NVS .............. 3,341 253,615
BrightView Holdings, Inc.
(a) (b)
............. 7,789 95,960
Brink's Co. (The) ..................... 3,434 381,723
Cimpress plc
(a) (b)
..................... 3,145 217,665
CoreCivic, Inc.
(a)
..................... 14,128 261,792
Deluxe Corp. ........................ 8,524 154,370
Enviri Corp.
(a)
....................... 15,175 185,287
GEO Group, Inc. (The)
(a)
................ 15,236 258,555
Healthcare Services Group, Inc.
(a)
.......... 13,978 249,787
HNI Corp. .......................... 6,203 253,827
Interface, Inc. ....................... 5,793 144,246
MillerKnoll, Inc. ...................... 14,076 219,867
OPENLANE, Inc.
(a)
.................... 13,853 365,996
Pitney Bowes, Inc. .................... 19,143 189,133
Steelcase, Inc. , Class A ................ 19,277 307,661
UniFirst Corp. ....................... 1,138 175,650
Vestis Corp. ........................ 27,510 144,428
4,180,772
Communications Equipment — 0.6%
(a)
ADTRAN Holdings, Inc.
(b)
............... 15,401 160,478
Applied Optoelectronics, Inc. ............. 3,752 133,421
CommScope Holding Co., Inc. ............ 42,494 735,146
Digi International, Inc. .................. 2,945 108,023
Extreme Networks, Inc. ................. 12,375 235,373
NETGEAR, Inc. ...................... 5,650 196,168
NetScout Systems, Inc. ................. 13,674 380,137
Ribbon Communications, Inc.
(b)
........... 10,904 36,637
Viasat, Inc. ......................... 21,314 848,724
Viavi Solutions, Inc. ................... 15,871 280,917
3,115,024
Construction & Engineering — 0.9%
Everus Construction Group, Inc.
(a)
.......... 7,042 640,047
Fluor Corp.
(a)
........................ 20,466 998,127
Granite Construction, Inc. ............... 2,647 272,403
Great Lakes Dredge & Dock Corp.
(a)
........ 7,311 82,980
MYR Group, Inc.
(a)
.................... 1,712 372,702
Primoris Services Corp. ................ 3,907 552,918
Tutor Perini Corp.
(a)
................... 8,969 604,152
Valmont Industries, Inc. ................. 2,042 844,224
WillScot Holdings Corp. ................ 24,705 537,334
4,904,887
Construction Materials — 0.1%
Knife River Corp.
(a)
.................... 4,981 301,151
Consumer Finance — 1.4%
Ally Financial, Inc. .................... 57,168 2,227,837
Atlanticus Holdings Corp.
(a) (b)
............. 617 34,003
Bread Financial Holdings, Inc. ............ 8,235 515,923
Credit Acceptance Corp.
(a) (b)
.............. 1,097 490,732
Encore Capital Group, Inc.
(a)
............. 4,390 182,536
Enova International, Inc.
(a)
............... 2,656 317,578
EZCORP, Inc. , Class A, NVS
(a)
............ 5,054 92,235
FirstCash Holdings, Inc. ................ 2,872 455,212
LendingClub Corp.
(a)
................... 14,363 249,773
LendingTree, Inc.
(a) (b)
.................. 2,249 143,936
Navient Corp. ....................... 14,814 181,175
Nelnet, Inc. , Class A ................... 1,179 152,150
OneMain Holdings, Inc. ................. 24,882 1,472,766
PRA Group, Inc.
(a)
.................... 7,322 100,385
PROG Holdings, Inc. .................. 8,351 241,594
SLM Corp. ......................... 17,805 478,064

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
World Acceptance Corp.
(a)
............... 720 $ 91,778
7,427,677
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc. , Class A ............ 77,732 1,375,079
Andersons, Inc. (The) .................. 6,759 313,009
Chefs' Warehouse, Inc. (The)
(a)
........... 3,295 194,405
Grocery Outlet Holding Corp.
(a)
............ 18,481 251,526
Ingles Markets, Inc. , Class A ............. 2,986 206,333
Natural Grocers by Vitamin Cottage, Inc. ..... 595 19,094
United Natural Foods, Inc.
(a)
.............. 12,204 459,481
Weis Markets, Inc. .................... 2,012 127,440
2,946,367
Containers & Packaging — 1.0%
Crown Holdings, Inc. .................. 14,072 1,367,517
Graphic Packaging Holding Co. ........... 56,833 908,760
Greif, Inc. , Class A, NVS ................ 4,998 284,336
O-I Glass, Inc.
(a)
...................... 30,360 342,764
Sealed Air Corp. ..................... 28,627 959,291
Silgan Holdings, Inc. ................... 18,138 700,490
Sonoco Products Co. .................. 20,079 814,605
TriMas Corp. ........................ 6,783 241,000
5,618,763
Distributors — 0.5%
A-Mark Precious Metals, Inc. ............. 3,231 85,880
LKQ Corp. ......................... 53,082 1,696,501
Pool Corp. ......................... 3,883 1,036,994
2,819,375
Diversified Consumer Services — 0.6%
ADT, Inc. .......................... 72,535 641,209
Carriage Services, Inc. ................. 1,294 57,842
Driven Brands Holdings, Inc.
(a) (b)
........... 8,027 115,188
Frontdoor, Inc.
(a)
...................... 7,186 477,366
Graham Holdings Co. , Class B ............ 377 381,573
H&R Block, Inc. ...................... 9,272 461,189
KinderCare Learning Cos., Inc.
(a)
.......... 6,248 36,863
Laureate Education, Inc.
(a)
............... 10,080 292,622
Matthews International Corp. , Class A ....... 5,841 136,796
Mister Car Wash, Inc.
(a) (b)
................ 7,364 41,165
Perdoceo Education Corp. ............... 5,601 177,888
Strategic Education, Inc. ................ 2,137 162,369
Udemy, Inc.
(a)
....................... 11,457 65,248
3,047,318
Diversified REITs — 0.4%
Alexander & Baldwin, Inc. ............... 5,564 88,857
American Assets Trust, Inc. .............. 10,217 195,247
Broadstone Net Lease, Inc. .............. 35,899 643,310
CTO Realty Growth, Inc. ................ 6,073 101,298
Essential Properties Realty Trust, Inc. ....... 18,033 538,826
Gladstone Commercial Corp. ............. 5,220 59,665
Global Net Lease, Inc. ................. 40,794 310,850
1,938,053
Diversified Telecommunication Services — 1.2%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 17,731 1,422,913
Cogent Communications Holdings, Inc. ...... 3,422 141,158
Frontier Communications Parent, Inc.
(a)
...... 45,047 1,700,975
IDT Corp. , Class B .................... 1,590 80,549
Liberty Global Ltd. , Class A
(a)
............. 33,800 371,800
Liberty Global Ltd. , Class C, NVS
(a)
......... 29,568 329,683
Liberty Latin America Ltd. , Class A
(a)
........ 2,933 22,877
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 10,339 81,782
Lumen Technologies, Inc.
(a)
.............. 188,243 1,935,138
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Shenandoah Telecommunications Co. ....... 4,798 $ 59,111
Uniti Group, Inc.
(b)
.................... 28,537 164,373
6,310,359
Electric Utilities — 1.6%
ALLETE, Inc. ....................... 11,870 799,207
Hawaiian Electric Industries, Inc.
(a)
......... 35,770 415,647
IDACORP, Inc. ...................... 5,336 688,451
MGE Energy, Inc. ..................... 3,323 275,377
OGE Energy Corp. .................... 41,482 1,831,016
Otter Tail Corp. ...................... 8,481 654,903
Pinnacle West Capital Corp. ............. 24,571 2,175,025
Portland General Electric Co. ............. 22,480 1,026,886
TXNM Energy, Inc. .................... 19,546 1,110,213
8,976,725
Electrical Equipment — 2.3%
Acuity, Inc. ......................... 2,917 1,064,851
Array Technologies, Inc.
(a)
............... 28,143 243,718
Atkore, Inc. ......................... 6,702 464,114
EnerSys ........................... 4,631 584,247
Generac Holdings, Inc.
(a)
................ 3,956 664,687
NEXTracker, Inc. , Class A
(a)
.............. 29,571 2,993,177
nVent Electric plc ..................... 16,467 1,883,001
Plug Power, Inc.
(a) (b)
................... 212,844 572,550
Power Solutions International, Inc.
(a) (b)
....... 535 45,807
Preformed Line Products Co.
(b)
............ 375 79,541
Regal Rexnord Corp. .................. 13,663 1,924,980
Sensata Technologies Holding plc .......... 29,763 947,356
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 33,233 349,279
Sunrun, Inc.
(a)
....................... 43,493 902,915
Thermon Group Holdings, Inc.
(a)
........... 3,321 95,412
12,815,635
Electronic Equipment, Instruments & Components — 2.1%
Arrow Electronics, Inc.
(a)
................ 9,797 1,092,856
Avnet, Inc. ......................... 17,910 867,740
Bel Fuse, Inc. , Class B, NVS
(b)
............ 1,184 182,324
Belden, Inc. ........................ 2,340 285,129
Benchmark Electronics, Inc. ............. 4,604 201,747
Crane NXT Co. ...................... 11,069 700,114
Daktronics, Inc.
(a)
..................... 2,833 53,232
ePlus, Inc. ......................... 3,731 272,960
Insight Enterprises, Inc.
(a)
............... 5,740 574,000
IPG Photonics Corp.
(a)
................. 2,783 236,889
Knowles Corp.
(a)
..................... 16,630 392,634
Littelfuse, Inc. ....................... 2,733 664,966
PC Connection, Inc. ................... 1,333 81,273
Plexus Corp.
(a)
....................... 2,172 303,863
Rogers Corp.
(a)
...................... 1,728 151,269
Sanmina Corp.
(a) (b)
.................... 5,263 721,294
ScanSource, Inc.
(a)
.................... 5,023 215,512
TD SYNNEX Corp. .................... 15,501 2,425,752
TTM Technologies, Inc.
(a)
................ 19,496 1,310,131
Vishay Intertechnology, Inc. .............. 9,753 165,606
Vontier Corp. ........................ 19,926 767,151
11,666,442
Energy Equipment & Services — 1.6%
Archrock, Inc. ....................... 13,706 346,351
Atlas Energy Solutions, Inc. .............. 8,841 109,452
Bristow Group, Inc.
(a)
.................. 2,187 89,011
Cactus, Inc. , Class A .................. 9,417 415,949
Helix Energy Solutions Group, Inc.
(a)
........ 15,621 104,973
Helmerich & Payne, Inc. ................ 19,522 512,648
Innovex International, Inc.
(a)
.............. 7,646 153,455

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Liberty Energy, Inc. , Class A ............. 32,331 $ 585,514
Noble Corp. plc ...................... 10,580 310,523
NOV, Inc. .......................... 75,435 1,101,351
Oceaneering International, Inc.
(a)
.......... 8,892 207,095
Patterson-UTI Energy, Inc. .............. 69,787 437,564
RPC, Inc. .......................... 10,514 54,673
Seadrill Ltd.
(a)
....................... 12,201 385,063
Select Water Solutions, Inc. , Class A ........ 16,948 195,919
TechnipFMC plc ...................... 31,619 1,307,446
Tidewater, Inc.
(a) (b)
.................... 9,578 484,551
Valaris Ltd.
(a)
........................ 12,635 709,076
Weatherford International plc ............. 15,090 1,111,982
8,622,596
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 89,048 230,634
Cinemark Holdings, Inc. ................ 13,955 376,925
IMAX Corp.
(a)
....................... 4,963 161,248
Lionsgate Studios Corp.
(a) (b)
.............. 22,574 145,151
Madison Square Garden Entertainment Corp.
(a)
. 4,952 218,680
Playtika Holding Corp. ................. 15,470 56,775
Sphere Entertainment Co. , Class A
(a) (b)
....... 5,010 343,085
Starz Entertainment Corp.
(b)
.............. 2,626 27,599
1,560,097
Financial Services — 2.8%
Cannae Holdings, Inc. ................. 11,667 208,606
Compass Diversified Holdings ............ 13,338 85,096
Enact Holdings, Inc. ................... 6,729 240,360
Essent Group Ltd. .................... 20,317 1,230,601
Euronet Worldwide, Inc.
(a)
............... 4,628 351,080
EVERTEC, Inc. ...................... 8,225 234,166
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 1,229 194,969
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 24,607 681,860
Jackson Financial, Inc. , Class A ........... 11,464 1,155,686
Marqeta, Inc. , Class A
(a)
................ 52,199 236,462
Merchants Bancorp ................... 2,965 92,478
MGIC Investment Corp. ................ 47,147 1,292,771
NCR Atleos Corp.
(a)
................... 15,121 557,965
NMI Holdings, Inc. , Class A
(a)
............. 15,379 560,257
Payoneer Global, Inc.
(a)
................. 15,452 89,467
PennyMac Financial Services, Inc. ......... 5,811 731,082
Priority Technology Holdings, Inc.
(a)
......... 6,299 43,841
Radian Group, Inc. .................... 16,163 548,572
Rocket Cos., Inc. , Class A ............... 182,092 3,033,653
UWM Holdings Corp. , Class A ............ 33,494 188,571
Velocity Financial, Inc.
(a) (b)
............... 849 15,808
Voya Financial, Inc. ................... 19,867 1,479,297
Walker & Dunlop, Inc. .................. 6,759 540,179
Western Union Co. (The) ............... 58,398 544,853
WEX, Inc.
(a)
......................... 6,474 944,427
15,282,107
Food Products — 1.9%
Bunge Global SA ..................... 28,838 2,728,075
Cal-Maine Foods, Inc. .................. 8,791 771,850
Campbell's Co. (The) .................. 40,908 1,232,558
Darling Ingredients, Inc.
(a)
............... 30,257 969,737
Flowers Foods, Inc. ................... 41,043 489,643
Fresh Del Monte Produce, Inc. ............ 7,571 267,635
Ingredion, Inc. ....................... 8,806 1,016,300
J & J Snack Foods Corp. ................ 1,606 135,948
John B Sanfilippo & Son, Inc. ............. 1,140 71,569
Lamb Weston Holdings, Inc. ............. 17,636 1,088,670
Security
Shares
Shares Value
Food Products (continued)
Mission Produce, Inc.
(a) (b)
................ 3,311 $ 38,143
Post Holdings, Inc.
(a)
................... 5,836 606,535
Seaboard Corp. ...................... 52 175,239
Seneca Foods Corp. , Class A
(a)
........... 594 64,054
Simply Good Foods Co. (The)
(a)
........... 8,743 171,101
TreeHouse Foods, Inc.
(a)
................ 9,360 170,352
Utz Brands, Inc. , Class A ................ 14,590 153,633
10,151,042
Gas Utilities — 1.2%
Chesapeake Utilities Corp. .............. 2,135 271,743
MDU Resources Group, Inc. ............. 40,527 777,308
National Fuel Gas Co. ................. 10,453 824,846
New Jersey Resources Corp. ............. 12,435 550,871
Northwest Natural Holding Co. ............ 8,307 378,218
ONE Gas, Inc. ....................... 11,734 940,949
Southwest Gas Holdings, Inc. ............ 7,115 565,642
Spire, Inc. .......................... 11,947 1,032,221
UGI Corp. .......................... 44,561 1,489,674
6,831,472
Ground Transportation — 0.9%
ArcBest Corp. ....................... 2,827 210,103
Avis Budget Group, Inc.
(a)
............... 3,595 489,172
Heartland Express, Inc. ................. 10,929 85,246
Hertz Global Holdings, Inc.
(a) (b)
............ 9,585 49,171
Knight-Swift Transportation Holdings, Inc. .... 12,595 568,286
Landstar System, Inc. .................. 4,528 581,531
Lyft, Inc. , Class A
(a)
.................... 40,386 826,298
Marten Transport Ltd. .................. 10,593 108,578
Ryder System, Inc. .................... 3,835 648,997
Saia, Inc.
(a)
......................... 2,527 739,147
Schneider National, Inc. , Class B .......... 3,890 83,129
U-Haul Holding Co.
(a) (b)
................. 675 35,883
U-Haul Holding Co. , NVS ............... 8,920 432,531
Universal Logistics Holdings, Inc. .......... 1,210 19,578
Werner Enterprises, Inc. ................ 4,403 115,359
4,993,009
Health Care Equipment & Supplies — 1.1%
Alphatec Holdings, Inc.
(a)
................ 13,071 248,218
Artivion, Inc.
(a)
....................... 3,822 173,404
Avanos Medical, Inc.
(a)
................. 8,714 96,813
CONMED Corp. ...................... 4,157 182,908
Dentsply Sirona, Inc. .................. 39,469 497,704
Embecta Corp. ...................... 11,371 151,689
Enovis Corp.
(a) (b)
...................... 11,203 349,982
Envista Holdings Corp.
(a)
................ 34,972 711,680
ICU Medical, Inc.
(a)
.................... 2,474 297,103
Integra LifeSciences Holdings Corp.
(a)
....... 13,982 167,924
LivaNova plc
(a)
....................... 11,123 585,403
Masimo Corp.
(a)
...................... 3,272 460,207
Neogen Corp.
(a)
...................... 40,360 249,021
Novocure Ltd.
(a)
...................... 9,438 120,901
Omnicell, Inc.
(a)
...................... 8,980 301,459
QuidelOrtho Corp.
(a)
................... 13,496 364,257
RxSight, Inc.
(a) (b)
...................... 3,370 29,622
Tandem Diabetes Care, Inc.
(a)
............ 7,464 104,496
Teleflex, Inc. ........................ 9,550 1,188,688
6,281,479
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.
(a) (b)
............ 18,936 407,124
AdaptHealth Corp.
(a)
................... 18,944 170,307
agilon health, Inc.
(a) (b)
.................. 62,210 49,550
AMN Healthcare Services, Inc.
(a)
........... 7,979 157,107

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Ardent Health, Inc.
(a) (b)
.................. 2,784 $ 40,535
BrightSpring Health Services, Inc.
(a)
........ 4,797 158,541
Brookdale Senior Living, Inc.
(a)
............ 44,712 414,480
Castle Biosciences, Inc.
(a)
............... 5,531 141,041
Clover Health Investments Corp. , Class A
(a) (b)
.. 78,146 275,855
Concentra Group Holdings Parent, Inc. ...... 24,448 487,004
DaVita, Inc.
(a) (b)
...................... 4,402 523,926
Henry Schein, Inc.
(a)
................... 21,716 1,372,451
LifeStance Health Group, Inc.
(a) (b)
.......... 14,613 71,604
National HealthCare Corp. ............... 1,264 150,972
OPKO Health, Inc.
(a) (b)
.................. 73,884 100,482
Option Care Health, Inc.
(a)
............... 12,302 320,221
PACS Group, Inc.
(a)
................... 5,115 61,789
Pediatrix Medical Group, Inc.
(a)
............ 17,030 288,999
Premier, Inc. , Class A .................. 16,647 468,114
Select Medical Holdings Corp. ............ 10,955 151,508
Universal Health Services, Inc. , Class B ..... 7,037 1,527,099
US Physical Therapy, Inc. ............... 1,204 103,869
7,442,578
Health Care REITs — 0.8%
Healthcare Realty Trust, Inc. , Class A ....... 70,509 1,249,419
LTC Properties, Inc. ................... 9,338 327,577
Medical Properties Trust, Inc. ............. 104,194 538,683
National Health Investors, Inc. ............ 4,859 362,044
Omega Healthcare Investors, Inc. .......... 35,440 1,489,543
Sabra Health Care REIT, Inc. ............. 19,213 342,376
Sila Realty Trust, Inc. .................. 6,711 159,051
4,468,693
Health Care Technology — 0.1%
(a)
Evolent Health, Inc. , Class A ............. 15,008 100,104
Phreesia, Inc.
(b)
...................... 4,555 103,125
Schrodinger, Inc.
(b)
.................... 4,433 93,270
Teladoc Health, Inc. ................... 35,979 310,499
606,998
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc. .............. 46,838 524,117
DiamondRock Hospitality Co. ............. 41,529 324,757
Host Hotels & Resorts, Inc. .............. 144,827 2,320,128
Park Hotels & Resorts, Inc. .............. 42,682 439,198
Pebblebrook Hotel Trust
(b)
............... 24,329 254,481
RLJ Lodging Trust .................... 32,312 219,722
Ryman Hospitality Properties, Inc. ......... 5,567 483,828
Sunstone Hotel Investors, Inc. ............ 38,831 343,654
Xenia Hotels & Resorts, Inc. ............. 11,792 145,042
5,054,927
Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment, Inc. , Class A
(a)
........ 10,707 109,104
Aramark ........................... 38,629 1,463,267
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 138 49,861
BJ's Restaurants, Inc.
(a)
................. 2,052 69,686
Bloomin' Brands, Inc. .................. 17,493 119,477
Boyd Gaming Corp. ................... 12,089 941,370
Caesars Entertainment, Inc.
(a) (b)
........... 39,839 800,764
Cheesecake Factory, Inc. (The) ........... 4,269 212,596
Choice Hotels International, Inc.
(b)
.......... 2,105 195,681
Churchill Downs, Inc. .................. 6,049 600,061
Cracker Barrel Old Country Store, Inc.
(b)
..... 4,535 152,830
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 5,555 81,603
First Watch Restaurant Group, Inc.
(a) (b)
....... 3,437 56,676
Golden Entertainment, Inc. .............. 4,274 86,335
Hilton Grand Vacations, Inc.
(a)
............ 12,212 506,187
Krispy Kreme, Inc. .................... 7,294 26,185
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 613 $ 34,898
Light & Wonder, Inc. , Class A
(a) (b)
.......... 9,978 725,401
Lucky Strike Entertainment Corp. , Class A
(b)
... 2,205 18,478
Marriott Vacations Worldwide Corp. ......... 6,202 409,208
MGM Resorts International
(a)
............. 41,409 1,326,330
Norwegian Cruise Line Holdings Ltd.
(a)
....... 40,569 909,557
Papa John's International, Inc. ............ 6,375 323,914
Penn Entertainment, Inc.
(a)
............... 29,290 482,113
Portillo's, Inc. , Class A
(a) (b)
............... 6,715 35,925
Red Rock Resorts, Inc. , Class A ........... 3,600 191,916
Sabre Corp.
(a)
....................... 33,671 68,857
Six Flags Entertainment Corp.
(a) (b)
.......... 10,257 235,706
Target Hospitality Corp.
(a)
............... 7,601 58,452
Travel + Leisure Co. ................... 13,318 836,104
United Parks & Resorts, Inc.
(a) (b)
........... 4,983 241,177
Vail Resorts, Inc. ..................... 2,553 378,687
Wendy's Co. (The) .................... 31,893 272,366
Wyndham Hotels & Resorts, Inc. .......... 7,758 569,670
Wynn Resorts Ltd. .................... 11,107 1,321,622
13,912,064
Household Durables — 2.5%
Beazer Homes USA, Inc.
(a)
.............. 5,941 133,078
Century Communities, Inc. .............. 3,245 192,753
Dream Finders Homes, Inc. , Class A
(a)
....... 5,189 102,742
Ethan Allen Interiors, Inc. ............... 4,290 103,689
Green Brick Partners, Inc.
(a)
.............. 6,325 409,481
Helen of Troy Ltd.
(a)
................... 4,696 87,487
Installed Building Products, Inc. ........... 2,734 678,661
KB Home .......................... 13,446 839,299
La-Z-Boy, Inc. ....................... 7,865 249,321
Legacy Housing Corp.
(a)
................ 1,350 30,314
Leggett & Platt, Inc. ................... 27,535 257,177
LGI Homes, Inc.
(a) (b)
................... 4,051 165,321
M/I Homes, Inc.
(a)
..................... 5,117 640,597
Meritage Homes Corp. ................. 14,725 994,821
Mohawk Industries, Inc.
(a)
............... 10,196 1,158,673
Newell Brands, Inc. ................... 78,216 265,934
Sonos, Inc.
(a)
........................ 12,817 220,068
Taylor Morrison Home Corp.
(a)
............ 20,759 1,230,386
Toll Brothers, Inc. ..................... 20,566 2,775,382
TopBuild Corp.
(a)
..................... 3,822 1,614,719
TRI Pointe Homes, Inc.
(a)
................ 16,774 534,252
Whirlpool Corp. ...................... 11,463 821,095
13,505,250
Household Products — 0.2%
Central Garden & Pet Co.
(a)
.............. 1,878 57,598
Central Garden & Pet Co. , Class A, NVS
(a)
.... 10,090 280,603
Energizer Holdings, Inc. ................ 12,934 300,457
Reynolds Consumer Products, Inc. ......... 11,228 274,412
Spectrum Brands Holdings, Inc. ........... 5,194 279,853
1,192,923
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The) ..................... 146,832 2,036,560
Clearway Energy, Inc. , Class A ............ 2,097 62,889
Clearway Energy, Inc. , Class C ........... 5,511 175,966
Hallador Energy Co.
(a) (b)
................. 6,906 149,377
Talen Energy Corp.
(a)
.................. 3,912 1,563,939
3,988,731
Industrial REITs — 0.8%
Americold Realty Trust, Inc. .............. 34,621 446,265
First Industrial Realty Trust, Inc. ........... 11,432 631,961
Innovative Industrial Properties, Inc. ........ 5,900 295,885

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Lineage, Inc. ........................ 12,169 $ 479,458
LXP Industrial Trust ................... 60,910 578,036
Plymouth Industrial REIT, Inc. ............ 7,682 169,004
Rexford Industrial Realty, Inc. ............ 21,524 889,372
STAG Industrial, Inc. .................. 17,814 681,742
4,171,723
Insurance — 3.5%
American Financial Group, Inc. ........... 9,686 1,275,452
AMERISAFE, Inc. .................... 4,144 166,091
Assurant, Inc. ....................... 10,521 2,227,506
Assured Guaranty Ltd. ................. 4,243 341,901
Axis Capital Holdings Ltd. ............... 15,388 1,441,240
Brighthouse Financial, Inc.
(a)
............. 12,335 703,958
CNO Financial Group, Inc. ............... 20,635 825,813
Donegal Group, Inc. , Class A ............. 4,057 76,069
Employers Holdings, Inc. ................ 2,843 108,404
F&G Annuities & Life, Inc. ............... 4,627 137,191
First American Financial Corp. ............ 20,358 1,272,579
Genworth Financial, Inc. , Class A
(a)
......... 83,125 701,575
Globe Life, Inc. ...................... 16,188 2,128,884
Hamilton Insurance Group Ltd. , Class B
(a)
.... 8,564 202,710
Hanover Insurance Group, Inc. (The) ....... 3,121 533,316
Heritage Insurance Holdings, Inc.
(a)
......... 5,103 120,584
Hippo Holdings, Inc.
(a)
.................. 4,099 150,761
Horace Mann Educators Corp. ............ 7,886 352,583
Kemper Corp. ....................... 11,981 539,025
Lemonade, Inc.
(a) (b)
.................... 3,469 208,417
Lincoln National Corp. ................. 30,320 1,273,440
Old Republic International Corp. ........... 33,821 1,334,577
Primerica, Inc. ....................... 2,093 543,908
ProAssurance Corp.
(a)
.................. 9,808 234,902
Safety Insurance Group, Inc. ............. 1,992 136,910
Selective Insurance Group, Inc. ........... 12,595 948,907
SiriusPoint Ltd.
(a)
..................... 13,862 252,288
Stewart Information Services Corp. ......... 5,566 379,991
Tiptree, Inc. ........................ 1,494 26,459
Universal Insurance Holdings, Inc. ......... 3,528 108,733
White Mountains Insurance Group Ltd.
(b)
..... 246 468,522
19,222,696
Interactive Media & Services — 0.4%
Angi, Inc.
(a)
......................... 5,491 72,866
Cars.com, Inc.
(a)
...................... 11,842 127,183
Getty Images Holdings, Inc. , Class A
(a) (b)
..... 9,862 18,541
IAC, Inc.
(a)
.......................... 13,896 447,729
Shutterstock, Inc. ..................... 4,752 118,942
TripAdvisor, Inc.
(a) (b)
................... 22,998 369,348
Vimeo, Inc.
(a) (b)
....................... 15,109 117,850
Webtoon Entertainment, Inc.
(a) (b)
........... 3,131 54,886
Yelp, Inc.
(a)
......................... 3,771 124,368
Ziff Davis, Inc.
(a) (b)
..................... 7,983 270,624
ZoomInfo Technologies, Inc.
(a)
............ 61,954 695,124
2,417,461
IT Services — 0.7%
ASGN, Inc.
(a)
........................ 8,810 394,336
BigBear.ai Holdings, Inc.
(a) (b)
.............. 27,345 189,227
DigitalOcean Holdings, Inc.
(a)
............. 6,140 249,652
DXC Technology Co.
(a) (b)
................ 34,519 490,170
EPAM Systems, Inc.
(a)
.................. 6,822 1,115,670
Fastly, Inc. , Class A
(a)
.................. 15,020 124,516
Hackett Group, Inc. (The) ............... 1,360 24,630
Kyndryl Holdings, Inc.
(a) (b)
............... 47,943 1,386,511
3,974,712
Security
Shares
Shares Value
Leisure Products — 1.1%
Acushnet Holdings Corp. ................ 3,253 $ 251,554
Brunswick Corp. ..................... 8,452 558,762
Hasbro, Inc. ........................ 18,902 1,442,412
Latham Group, Inc.
(a)
.................. 2,818 20,430
Malibu Boats, Inc. , Class A
(a)
............. 3,979 110,895
Mattel, Inc.
(a)
........................ 66,658 1,225,174
Peloton Interactive, Inc. , Class A
(a) (b)
........ 75,612 548,943
Polaris, Inc. ......................... 10,580 699,338
Sturm Ruger & Co., Inc. ................ 3,319 140,759
Topgolf Callaway Brands Corp.
(a)
.......... 25,928 243,982
YETI Holdings, Inc.
(a) (b)
................. 16,330 555,057
5,797,306
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc. , Class A
(a) (b)
........... 21,244 289,768
Avantor, Inc.
(a)
....................... 139,532 1,649,268
BioLife Solutions, Inc.
(a)
................. 3,136 87,400
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 1,861 594,683
Bruker Corp. ........................ 12,172 473,978
Charles River Laboratories International, Inc.
(a)
. 9,356 1,684,735
Fortrea Holdings, Inc.
(a)
................. 17,940 187,652
Mesa Laboratories, Inc. ................ 674 48,454
Repligen Corp.
(a)
..................... 4,357 649,454
Sotera Health Co.
(a)
................... 16,366 271,676
5,937,068
Machinery — 3.3%
AGCO Corp. ........................ 7,478 771,430
Alamo Group, Inc. .................... 691 123,495
Albany International Corp. , Class A ......... 2,462 139,300
Allison Transmission Holdings, Inc. ......... 10,976 906,069
Astec Industries, Inc. .................. 4,417 205,523
Atmus Filtration Technologies, Inc. ......... 1,720 78,226
Blue Bird Corp.
(a) (b)
.................... 4,196 209,632
Enpro, Inc. ......................... 1,327 307,877
Esab Corp. ......................... 4,887 570,899
Flowserve Corp. ..................... 11,713 799,412
Gates Industrial Corp. plc
(a)
.............. 50,582 1,116,851
Greenbrier Cos., Inc. (The) .............. 5,820 243,101
Helios Technologies, Inc. ................ 6,546 362,387
Hillenbrand, Inc. ..................... 13,811 436,428
Hillman Solutions Corp.
(a)
............... 38,076 351,061
JBT Marel Corp.
(b)
.................... 4,879 615,242
Kennametal, Inc. ..................... 15,670 343,956
Lindsay Corp. ....................... 1,062 118,137
Middleby Corp. (The)
(a)
................. 6,868 853,212
Mueller Industries, Inc. ................. 10,842 1,147,842
Nordson Corp. ....................... 4,281 992,978
Oshkosh Corp. ...................... 12,407 1,529,659
Proto Labs, Inc.
(a)
..................... 1,851 92,106
REV Group, Inc. ..................... 5,390 276,345
Standex International Corp. .............. 1,339 312,295
Stanley Black & Decker, Inc. ............. 31,636 2,142,390
Tennant Co. ........................ 3,853 308,240
Terex Corp. ......................... 13,147 605,025
Timken Co. (The) ..................... 13,169 1,033,898
Toro Co. (The) ....................... 9,442 705,601
Trinity Industries, Inc. .................. 7,691 210,503
Worthington Enterprises, Inc. ............. 6,233 349,609
18,258,729
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd. ............ 8,809 150,105
Kirby Corp.
(a)
........................ 5,017 519,159

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation (continued)
Matson, Inc. ........................ 2,949 $ 297,702
966,966
Media — 1.3%
Altice USA, Inc. , Class A
(a) (b)
.............. 46,827 104,424
Cable One, Inc. ...................... 909 135,032
EchoStar Corp. , Class A
(a) (b)
.............. 27,634 2,068,958
Ibotta, Inc. , Class A
(a) (b)
................. 1,291 41,648
Interpublic Group of Cos., Inc. (The) ........ 76,481 1,962,502
John Wiley & Sons, Inc. , Class A .......... 8,895 327,959
Magnite, Inc.
(a) (b)
...................... 8,107 144,953
Nexstar Media Group, Inc. ............... 5,716 1,118,793
Sinclair, Inc. , Class A .................. 7,828 106,930
Sirius XM Holdings, Inc. ................ 39,213 850,530
Stagwell, Inc. , Class A
(a) (b)
............... 21,497 102,111
TEGNA, Inc. ........................ 17,238 339,071
Thryv Holdings, Inc.
(a)
.................. 7,552 58,226
7,361,137
Metals & Mining — 1.8%
Alcoa Corp. ......................... 53,933 1,984,195
Alpha Metallurgical Resources, Inc.
(a)
....... 2,263 392,087
Century Aluminum Co.
(a)
................ 4,427 131,128
Cleveland-Cliffs, Inc.
(a) (b)
................ 53,262 662,047
Coeur Mining, Inc.
(a)
................... 129,785 2,228,408
Commercial Metals Co. ................. 21,820 1,295,235
Constellium SE , Class A
(a)
............... 26,570 417,946
Hecla Mining Co. ..................... 56,971 733,217
Ivanhoe Electric, Inc.
(a) (b)
................ 6,320 93,473
Kaiser Aluminum Corp. ................. 3,102 280,824
Materion Corp. ...................... 1,972 226,050
Ryerson Holding Corp. ................. 5,352 118,065
SunCoke Energy, Inc. .................. 17,667 141,513
USA Rare Earth, Inc.
(a)
................. 4,699 91,396
Warrior Met Coal, Inc. .................. 10,061 682,538
Worthington Steel, Inc. ................. 6,336 202,689
9,680,811
Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AGNC Investment Corp. ................ 215,287 2,152,870
Annaly Capital Management, Inc. .......... 132,746 2,810,233
Apollo Commercial Real Estate Finance, Inc. .. 25,927 253,825
Arbor Realty Trust, Inc. ................. 30,784 310,611
ARMOUR Residential REIT, Inc. ........... 22,925 371,843
Blackstone Mortgage Trust, Inc. , Class A ..... 20,172 372,778
BrightSpire Capital, Inc. , Class A .......... 27,222 140,465
Chimera Investment Corp. ............... 16,784 214,164
Dynex Capital, Inc. .................... 25,018 331,238
Ellington Financial, Inc. ................. 11,677 155,538
Franklin BSP Realty Trust, Inc. ............ 17,028 172,664
KKR Real Estate Finance Trust, Inc. ........ 11,599 94,416
Ladder Capital Corp. , Class A ............ 24,456 258,500
MFA Financial, Inc. .................... 20,122 180,897
Orchid Island Capital, Inc. ............... 25,131 181,697
PennyMac Mortgage Investment Trust ....... 17,824 214,601
Ready Capital Corp. ................... 35,112 102,878
Redwood Trust, Inc. ................... 26,194 139,090
Rithm Capital Corp. ................... 110,539 1,212,613
Starwood Property Trust, Inc. ............. 71,720 1,303,870
TPG RE Finance Trust, Inc. .............. 12,678 109,665
Two Harbors Investment Corp. ............ 21,312 207,153
11,291,609
Multi-Utilities — 0.4%
Avista Corp. ........................ 16,455 626,113
Black Hills Corp. ..................... 14,880 943,838
Security
Shares
Shares Value
Multi-Utilities (continued)
Northwestern Energy Group, Inc. .......... 11,804 $ 704,345
Unitil Corp. ......................... 3,135 152,831
2,427,127
Office REITs — 1.5%
Brandywine Realty Trust ................ 35,032 120,160
BXP, Inc. .......................... 29,851 2,125,093
COPT Defense Properties ............... 23,305 656,502
Cousins Properties, Inc. ................ 32,314 837,902
Douglas Emmett, Inc. .................. 27,024 349,691
Easterly Government Properties, Inc. ....... 8,560 185,067
Empire State Realty Trust, Inc. , Class A
(b)
..... 20,498 151,480
Highwoods Properties, Inc. .............. 21,345 611,107
JBG SMITH Properties ................. 12,722 247,952
Kilroy Realty Corp. .................... 22,509 951,005
Paramount Group, Inc.
(a)
................ 38,760 253,490
Piedmont Realty Trust, Inc. , Class A ........ 25,542 205,869
SL Green Realty Corp. ................. 14,754 757,618
Vornado Realty Trust .................. 16,811 637,809
8,090,745
Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp. ................ 41,356 713,391
Antero Resources Corp.
(a)
............... 24,188 747,651
APA Corp. ......................... 74,614 1,690,007
BKV Corp.
(a)
........................ 2,293 54,092
California Resources Corp. .............. 13,015 613,918
Calumet, Inc.
(a) (b)
..................... 13,573 265,488
Chord Energy Corp. ................... 12,382 1,123,295
Civitas Resources, Inc. ................. 16,163 465,979
Comstock Resources, Inc.
(a)
.............. 4,283 80,306
Core Natural Resources, Inc. ............. 10,414 822,706
Crescent Energy, Inc. , Class A ............ 37,960 320,003
CVR Energy, Inc.
(a)
.................... 6,323 225,036
Delek US Holdings, Inc. ................ 12,607 476,040
Dorian LPG Ltd. ...................... 7,588 218,914
DT Midstream, Inc. .................... 9,631 1,054,498
Excelerate Energy, Inc. , Class A ........... 2,915 75,528
Granite Ridge Resources, Inc. ............ 14,482 76,465
Gulfport Energy Corp.
(a)
................ 1,808 336,306
HF Sinclair Corp. ..................... 31,537 1,627,309
HighPeak Energy, Inc.
(b)
................ 2,757 18,334
International Seaways, Inc. .............. 7,757 397,391
Kinetik Holdings, Inc. , Class A ............ 2,138 82,334
Kosmos Energy Ltd.
(a) (b)
................. 89,814 141,008
Magnolia Oil & Gas Corp. , Class A ......... 36,190 812,827
Matador Resources Co. ................ 23,004 907,738
Murphy Oil Corp. ..................... 27,492 778,024
New Fortress Energy, Inc. , Class A
(a) (b)
....... 28,661 36,973
NextDecade Corp.
(a) (b)
.................. 15,130 89,721
Northern Oil & Gas, Inc. ................ 16,978 375,723
Ovintiv, Inc. ......................... 53,673 2,013,274
Par Pacific Holdings, Inc.
(a)
.............. 10,929 436,942
PBF Energy, Inc. , Class A ............... 17,272 590,184
Peabody Energy Corp. ................. 22,793 624,984
Permian Resources Corp. , Class A ......... 131,700 1,654,152
Range Resources Corp. ................ 49,413 1,756,632
REX American Resources Corp.
(a)
......... 3,642 116,653
SM Energy Co. ...................... 21,730 453,940
Talos Energy, Inc.
(a)
................... 22,693 222,618
Venture Global, Inc. , Class A
(b)
............ 19,837 170,003
Viper Energy, Inc. .................... 34,419 1,292,778
Vitesse Energy, Inc. ................... 5,687 123,692
World Kinect Corp. .................... 11,230 290,296
24,373,153

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 5,508 $ 479,802
Sylvamo Corp. ...................... 7,060 286,636
766,438
Passenger Airlines — 0.8%
(a)
Alaska Air Group, Inc. .................. 10,759 448,973
Allegiant Travel Co. ................... 2,665 165,710
American Airlines Group, Inc. ............. 134,117 1,760,956
Frontier Group Holdings, Inc.
(b)
............ 8,132 31,389
JetBlue Airways Corp. .................. 58,746 246,733
Joby Aviation, Inc. , Class A
(b)
............. 53,901 934,643
SkyWest, Inc. ....................... 4,966 498,984
Wheels Up Experience, Inc. , Class A
(b)
...... 18,510 25,359
4,112,747
Personal Care Products — 0.1%
Coty, Inc. , Class A
(a)
................... 71,742 284,816
Edgewell Personal Care Co. ............. 8,928 173,114
Herbalife Ltd.
(a)
...................... 20,623 164,984
Olaplex Holdings, Inc.
(a) (b)
............... 26,742 27,811
650,725
Pharmaceuticals — 2.1%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 25,524 276,170
Amphastar Pharmaceuticals, Inc.
(a)
......... 6,950 177,225
ANI Pharmaceuticals, Inc.
(a)
.............. 2,343 212,276
Arvinas, Inc.
(a)
....................... 11,196 113,527
Collegium Pharmaceutical, Inc.
(a) (b)
......... 5,834 210,024
CorMedix, Inc.
(a) (b)
.................... 7,596 84,543
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 11,890 517,215
Edgewise Therapeutics, Inc.
(a) (b)
........... 5,477 100,120
Elanco Animal Health, Inc.
(a)
.............. 98,029 2,171,342
Enliven Therapeutics, Inc.
(a) (b)
............. 6,873 160,966
Harmony Biosciences Holdings, Inc.
(a)
....... 8,699 248,530
Innoviva, Inc.
(a)
...................... 11,380 207,116
Jazz Pharmaceuticals plc
(a)
.............. 12,288 1,691,320
Ligand Pharmaceuticals, Inc.
(a)
............ 2,413 461,631
Nuvation Bio, Inc. , Class A
(a) (b)
............ 44,071 230,051
Organon & Co. ...................... 51,457 347,335
Pacira BioSciences, Inc.
(a)
............... 9,081 194,152
Perrigo Co. plc ...................... 26,394 547,412
Prestige Consumer Healthcare, Inc.
(a)
....... 5,224 316,574
Supernus Pharmaceuticals, Inc.
(a)
.......... 10,117 557,750
Viatris, Inc. ......................... 248,109 2,570,409
11,395,688
Professional Services — 1.2%
Alight, Inc. , Class A ................... 85,938 247,501
Amentum Holdings, Inc.
(a) (b)
.............. 27,278 611,300
CACI International, Inc. , Class A
(a)
......... 1,274 716,307
Clarivate plc
(a) (b)
...................... 69,228 235,375
Concentrix Corp. ..................... 8,408 338,926
CSG Systems International, Inc. ........... 5,378 420,936
First Advantage Corp.
(a) (b)
............... 9,397 118,684
Genpact Ltd. ........................ 11,715 446,927
Heidrick & Struggles International, Inc. ...... 2,628 153,396
ICF International, Inc. .................. 1,703 136,717
Kforce, Inc. ......................... 2,269 57,406
Korn Ferry ......................... 5,598 362,191
ManpowerGroup, Inc. .................. 9,219 282,655
Maximus, Inc. ....................... 4,693 390,082
Parsons Corp.
(a)
...................... 4,403 366,065
Robert Half, Inc. ..................... 8,947 234,322
Science Applications International Corp. ..... 6,367 596,652
TriNet Group, Inc. .................... 5,331 319,860
Upwork, Inc.
(a) (b)
...................... 24,119 384,457
Security
Shares
Shares Value
Professional Services (continued)
Willdan Group, Inc.
(a)
.................. 1,286 $ 121,540
6,541,299
Real Estate Management & Development — 0.9%
Compass, Inc. , Class A
(a)
................ 53,667 413,773
Cushman & Wakefield plc
(a)
.............. 30,162 473,544
eXp World Holdings, Inc. ................ 10,983 112,466
Forestar Group, Inc.
(a)
.................. 3,516 91,451
Howard Hughes Holdings, Inc.
(a) (b)
.......... 3,154 250,049
Jones Lang LaSalle, Inc.
(a)
............... 6,045 1,844,269
Kennedy-Wilson Holdings, Inc. ............ 21,486 162,434
Marcus & Millichap, Inc. ................ 4,915 143,567
Newmark Group, Inc. , Class A ............ 30,004 534,971
Opendoor Technologies, Inc. , Class A
(a) (b)
..... 126,905 986,052
5,012,576
Residential REITs — 0.2%
Apartment Investment & Management Co. , Class
A ............................. 12,420 66,074
Centerspace ........................ 3,290 194,933
Elme Communities .................... 18,342 301,726
Independence Realty Trust, Inc. ........... 23,378 372,412
NexPoint Residential Trust, Inc. ........... 4,350 133,414
UMH Properties, Inc. .................. 4,613 67,073
Veris Residential, Inc. .................. 9,192 131,997
1,267,629
Retail REITs — 1.3%
Acadia Realty Trust ................... 16,122 307,447
Agree Realty Corp. ................... 9,346 682,351
Alexander's, Inc. ..................... 325 71,802
Brixmor Property Group, Inc. ............. 36,301 949,634
CBL & Associates Properties, Inc. .......... 3,014 89,124
Federal Realty Investment Trust ........... 8,740 840,701
Getty Realty Corp. .................... 10,741 294,626
InvenTrust Properties Corp. .............. 7,278 199,417
Kite Realty Group Trust ................. 18,676 413,487
Macerich Co. (The) ................... 52,536 900,992
NETSTREIT Corp. .................... 12,968 241,464
NNN REIT, Inc. ...................... 28,105 1,137,128
Phillips Edison & Co., Inc. ............... 11,244 380,497
Saul Centers, Inc. .................... 2,589 76,660
SITE Centers Corp. ................... 5,889 43,166
Urban Edge Properties ................. 9,894 190,262
Whitestone REIT ..................... 5,044 63,252
6,882,010
Semiconductors & Semiconductor Equipment — 2.3%
ACM Research, Inc. , Class A
(a)
............ 5,667 234,954
Allegro MicroSystems, Inc.
(a)
............. 15,499 463,730
Alpha & Omega Semiconductor Ltd.
(a)
....... 1,740 48,824
Amkor Technology, Inc. ................. 15,540 501,631
Axcelis Technologies, Inc.
(a)
.............. 6,417 510,536
Cirrus Logic, Inc.
(a)
.................... 7,061 936,642
Diodes, Inc.
(a)
....................... 6,145 327,897
Enphase Energy, Inc.
(a) (b)
................ 17,416 531,362
Ichor Holdings Ltd.
(a)
................... 2,665 60,442
MaxLinear, Inc.
(a)
..................... 16,674 252,611
MKS, Inc. .......................... 7,639 1,097,801
PDF Solutions, Inc.
(a)
.................. 3,644 106,150
Penguin Solutions, Inc.
(a) (b)
............... 10,658 237,354
Photronics, Inc.
(a)
..................... 12,639 302,072
Qorvo, Inc.
(a)
........................ 10,791 1,024,282
Rigetti Computing, Inc.
(a) (b)
............... 29,068 1,286,840
Semtech Corp.
(a)
..................... 12,616 856,122
Skyworks Solutions, Inc. ................ 32,366 2,515,486

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.
(a) (b)
.......... 11,641 $ 408,483
Synaptics, Inc.
(a)
..................... 4,111 291,634
Ultra Clean Holdings, Inc.
(a)
.............. 4,495 123,208
Veeco Instruments, Inc.
(a)
............... 6,420 184,575
12,302,636
Software — 1.7%
Adeia, Inc. ......................... 13,923 237,248
Aurora Innovation, Inc. , Class A
(a) (b)
......... 125,546 657,861
Blackbaud, Inc.
(a)
..................... 4,676 299,451
BlackLine, Inc.
(a)
..................... 3,912 223,962
C3.ai, Inc. , Class A
(a) (b)
................. 11,198 196,861
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 53,077 462,831
Clear Secure, Inc. , Class A .............. 9,140 278,496
Core Scientific, Inc.
(a) (b)
................. 36,299 781,881
Dropbox, Inc. , Class A
(a)
................ 27,739 804,431
Five9, Inc.
(a) (b)
....................... 14,228 345,456
Informatica, Inc. , Class A
(a)
.............. 17,847 443,855
LiveRamp Holdings, Inc.
(a)
............... 7,086 193,731
NCR Voyix Corp.
(a)
.................... 29,532 336,960
OneSpan, Inc. ....................... 3,313 37,768
PagerDuty, Inc.
(a)
..................... 6,416 103,041
Porch Group, Inc.
(a)
................... 6,485 97,599
Progress Software Corp.
(a)
............... 5,902 251,661
RingCentral, Inc. , Class A
(a)
.............. 9,738 293,309
Riot Platforms, Inc.
(a)
.................. 39,296 777,275
Teradata Corp.
(a)
..................... 10,962 228,558
UiPath, Inc. , Class A
(a) (b)
................ 40,714 645,724
Unity Software, Inc.
(a)
.................. 24,458 926,958
Verint Systems, Inc.
(a)
.................. 12,229 248,004
Yext, Inc.
(a)
......................... 22,508 190,643
9,063,564
Specialized REITs — 0.9%
CubeSmart ......................... 28,879 1,087,872
EPR Properties ...................... 15,640 766,673
Four Corners Property Trust, Inc. .......... 11,688 276,304
Lamar Advertising Co. , Class A ........... 10,400 1,233,336
National Storage Affiliates Trust ........... 9,457 275,104
Outfront Media, Inc. ................... 29,754 526,348
PotlatchDeltic Corp. ................... 8,077 323,080
Rayonier, Inc. ....................... 14,046 309,995
Safehold, Inc. ....................... 9,466 136,595
4,935,307
Specialty Retail — 3.6%
Abercrombie & Fitch Co. , Class A
(a)
......... 4,047 293,610
Academy Sports & Outdoors, Inc. .......... 13,552 649,005
Advance Auto Parts, Inc. ................ 11,743 553,448
American Eagle Outfitters, Inc. ............ 32,864 549,157
Asbury Automotive Group, Inc.
(a)
........... 3,732 875,527
AutoNation, Inc.
(a)
..................... 5,721 1,143,456
Bath & Body Works, Inc. ................ 42,376 1,037,365
Boot Barn Holdings, Inc.
(a)
............... 2,000 379,300
Buckle, Inc. (The) .................... 6,551 358,995
Camping World Holdings, Inc. , Class A ...... 6,505 85,606
CarMax, Inc.
(a) (b)
...................... 17,024 713,476
Dick's Sporting Goods, Inc. .............. 9,042 2,002,351
Five Below, Inc.
(a)
..................... 3,390 533,145
GameStop Corp. , Class A
(a) (b)
............. 41,487 924,745
Gap, Inc. (The) ...................... 48,824 1,115,628
Group 1 Automotive, Inc. ................ 2,611 1,037,977
Guess?, Inc. ........................ 6,087 103,357
Lithia Motors, Inc. , Class A .............. 3,339 1,048,713
Murphy USA, Inc. .................... 1,767 632,939
National Vision Holdings, Inc.
(a)
........... 10,069 259,277
Security
Shares
Shares Value
Specialty Retail (continued)
Penske Automotive Group, Inc. ........... 4,141 $ 662,850
Petco Health & Wellness Co., Inc.
(a)
........ 6,668 21,204
RealReal, Inc. (The)
(a) (b)
................. 10,414 127,155
RH
(a)
............................. 930 160,416
Sally Beauty Holdings, Inc.
(a)
............. 19,369 292,666
Signet Jewelers Ltd. ................... 7,683 759,465
Sonic Automotive, Inc. , Class A ........... 2,934 186,397
Torrid Holdings, Inc.
(a) (b)
................. 1,813 2,266
Upbound Group, Inc. .................. 10,813 209,556
Urban Outfitters, Inc.
(a)
................. 6,511 420,676
Victoria's Secret & Co.
(a)
................ 14,415 508,129
Wayfair, Inc. , Class A
(a) (b)
................ 20,446 2,116,365
19,764,222
Technology Hardware, Storage & Peripherals — 1.0%
CompoSecure, Inc. , Class A
(a)
............ 9,897 196,554
Corsair Gaming, Inc.
(a)
................. 10,868 88,574
Diebold Nixdorf, Inc.
(a)
.................. 7,084 419,019
Sandisk Corp.
(a)
...................... 24,004 4,784,717
Xerox Holdings Corp. .................. 25,640 85,125
5,573,989
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.
(a)
.................. 24,359 505,449
Carter's, Inc. ........................ 6,873 215,812
Columbia Sportswear Co. ............... 3,222 159,908
Crocs, Inc.
(a) (b)
....................... 11,170 912,477
Figs, Inc. , Class A
(a) (b)
.................. 10,329 77,054
G-III Apparel Group Ltd.
(a)
............... 7,233 194,206
Hanesbrands, Inc.
(a)
................... 67,370 445,316
Kontoor Brands, Inc. ................... 7,791 630,448
Levi Strauss & Co. , Class A .............. 10,719 217,381
Oxford Industries, Inc. ................. 2,870 105,759
PVH Corp. ......................... 9,826 769,671
Ralph Lauren Corp. , Class A ............. 3,381 1,080,770
Steven Madden Ltd. ................... 13,472 456,836
Under Armour, Inc. , Class A
(a) (b)
........... 36,976 170,459
Under Armour, Inc. , Class C, NVS
(a)
........ 27,827 123,552
VF Corp. .......................... 68,221 957,823
Wolverine World Wide, Inc. .............. 16,808 381,542
7,404,463
Tobacco — 0.0%
Universal Corp. ...................... 4,747 240,578
Trading Companies & Distributors — 1.2%
Air Lease Corp. , Class A ................ 10,832 691,731
Boise Cascade Co. ................... 7,831 552,007
Core & Main, Inc. , Class A
(a)
.............. 13,010 678,862
Custom Truck One Source, Inc.
(a) (b)
......... 12,783 75,292
DNOW, Inc.
(a)
....................... 11,061 162,597
GATX Corp. ........................ 3,296 516,977
Global Industrial Co. ................... 795 22,594
Herc Holdings, Inc. .................... 6,373 905,285
MRC Global, Inc.
(a)
.................... 16,542 230,761
MSC Industrial Direct Co., Inc. , Class A ...... 5,026 426,758
Rush Enterprises, Inc. , Class A ........... 6,413 316,866
Rush Enterprises, Inc. , Class B ........... 790 41,451
WESCO International, Inc. ............... 6,942 1,801,657
Willis Lease Finance Corp.
(b)
............. 339 43,521
6,466,359
Water Utilities — 0.4%
American States Water Co. .............. 2,566 182,981
California Water Service Group ........... 5,328 236,457
Essential Utilities, Inc. .................. 31,634 1,234,675
H2O America ....................... 4,126 190,828

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Water Utilities (continued)
Middlesex Water Co. .................. 1,179 $ 67,757
1,912,698
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc. ........... 2,424 119,067
Gogo, Inc.
(a)
........................ 5,536 50,377
Telephone & Data Systems, Inc. ........... 18,835 731,175
900,619
Total Common Stocks — 99 .7%
(Cost: $ 489,167,884 ) .............................. 545,247,638
Rights
Biotechnology — 0.0%
Sanofi Aatd, Inc., CVR
(a) (c)
............... 2,612 3,056
Total Rights — 0.0%
(Cost: $ 1,691 ) .................................. 3,056
Total Long-Term Investments — 99.7%
(Cost: $ 489,169,575 ) .............................. 545,250,694
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.3%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(f)
................... 33,134,594 $ 33,151,161
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 1,204,343 1,204,343
Total Short-Term Securities — 6 .3%
(Cost: $ 34,340,733 ) ............................... 34,355,504
Total Investments — 106 .0%
(Cost: $ 523,510,308 ) .............................. 579,606,198
Liabilities in Excess of Other Assets — (6.0) % ............. (32,833,552)
Net Assets — 100.0% ...............................
$ 546,772,646
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 26,864,435 $ 6,282,940
(a)
$ — $ 733 $ 3,053 $ 33,151,161 33,134,594 $ 305,549
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 409,296 795,047
(a)
— — — 1,204,343 1,204,343 21,017 —
$ 733 $ 3,053 $ 34,355,504 $ 326,566 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 5 12/19/25 $ 622 $ 3,927
S&P Midcap 400 E-Mini Index ................................................. 3 12/19/25 977 (2,401)
$ 1,526

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 3,927 $ — $ — $ — $ 3,927
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 2,401 — — — 2,401
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 226,515 $ — $ — $ — $ 226,515
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (25,292) $ — $ — $ — $ (25,292)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,180,168
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 545,247,638 $ — $ — $ 545,247,638
Rights ................................................ — — 3,056 3,056
Short-Term Securities
Money Market Funds ...................................... 34,355,504 — — 34,355,504
$ 579,603,142 $ — $ 3,056 $ 579,606,198
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 3,927 $ — $ — $ 3,927
Liabilities
Equity contracts ........................................... (2,401) — — (2,401)
$ 1,526 $ — $ — $ 1,526
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
October 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap
Growth ETF
iShares
Morningstar
Small-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 3,122,682,979 $ 1,339,217,864 $ 3,141,029,128 $ 773,998,017
Investments, at value — affiliated
(c)
............................................ 20,623,020 23,642,120 78,648,482 118,812,349
Cash ............................................................... 47,366 33,584 — —
Cash pledged:
Futures contracts ...................................................... 358,000 90,000 451,000 133,000
Receivables: – – – –
Securities lending income — affiliated ........................................ 1,326 7,042 17,860 44,302
Capital shares sold ..................................................... — 87,186 24,675 —
Dividends — unaffiliated ................................................. 428,713 437,902 790,074 122,613
Dividends — affiliated ................................................... 17,108 4,206 18,635 3,717
Variation margin on futures contracts ......................................... 16,134 7,753 31,732 9,212
Total a ssets ...........................................................
3,144,174,646 1,363,527,657 3,221,011,586 893,123,210
LIABILITIES
Collateral on securities loaned ............................................... 15,261,886 22,222,636 72,743,038 117,101,165
Payables: – – – –
Investment advisory fees ................................................. 104,205 41,341 160,462 39,161
Other accrued expenses ................................................. — — — 659
Total li abilities ..........................................................
15,366,091 22,263,977 72,903,500 117,140,985
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 3,128,808,555 $ 1,341,263,680 $ 3,148,108,086 $ 775,982,225
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,932,150,506 $ 1,132,787,388 $ 2,729,837,220 $ 752,554,600
Accumulated earnings .................................................... 1,196,658,049 208,476,292 418,270,866 23,427,625
NET ASSETS ..........................................................
$ 3,128,808,555 $ 1,341,263,680 $ 3,148,108,086 $ 775,982,225
NET ASSET VALUE
Shares outstanding ......................................................
29,200,000 16,250,000 38,250,000 14,000,000
Net asset value .........................................................
$ 107.15 $ 82.54 $ 82.30 $ 55.43
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,793,650,442 $ 1,069,519,359 $ 2,578,266,208 $ 602,882,360
(b)
  Securities loaned, at value ............................................ $ 15,138,455 $ 22,328,039 $ 72,768,695 $ 115,927,079
(c)
  Investments, at cost — affiliated ......................................... $ 20,622,750 $ 23,634,126 $ 78,615,865 $ 118,767,483

Statements of Assets and Liabilities
(continued)
October 31, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares
Morningstar
Small-Cap
Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 545,250,694
Investments, at value — affiliated
(c)
.......................................................................................... 34,355,504
Cash pledged:
Futures contracts .................................................................................................... 103,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 15,819
Dividends — unaffiliated ............................................................................................... 283,006
Dividends — affiliated ................................................................................................. 2,947
Variation margin on futures contracts ....................................................................................... 7,890
Total a ssets .........................................................................................................
580,018,860
LIABILITIES
Collateral on securities loaned ............................................................................................. 33,142,562
Payables: –
Investments purchased ................................................................................................ 75,250
Investment advisory fees ............................................................................................... 27,686
Other accrued expenses ............................................................................................... 716
Total li abilities ........................................................................................................
33,246,214
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 546,772,646
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 534,038,367
Accumulated earnings .................................................................................................. 12,734,279
NET ASSETS ........................................................................................................
$ 546,772,646
NET ASSET VALUE
Shares outstanding ....................................................................................................
8,250,000
Net asset value .......................................................................................................
$ 66.28
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 489,169,575
(b)
  Securities loaned, at value ...................................................................................... $ 32,793,786
(c)
  Investments, at cost — affiliated ................................................................................... $ 34,340,733

Statements of Operations
Six Months Ended October 31, 2025

Statement of Operations
iShares
Morningstar
Growth ETF
iShares
Morningstar Mid-
Cap ETF
iShares
Morningstar Mid-
Cap Growth ETF
iShares
Morningstar
Small-Cap Growth
ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 8,042,104 $ 9,511,767 $ 13,273,095 $ 2,548,190
Dividends — affiliated ............................................. 86,848 31,427 91,152 21,129
Interest — unaffiliated ............................................. 7,135 3,775 7,591 2,795
Securities lending income — affiliated — net ............................. 66,978 108,362 307,895 252,911
Foreign taxes withheld ............................................ (3,523) (7,311) (18,763) —
Total investment income .............................................
8,199,542 9,648,020 13,660,970 2,825,025
EXPENSES
Investment advisory .............................................. 567,415 228,555 871,564 212,348
Interest expense ................................................ 58 — — 495
Total expenses ...................................................
567,473 228,555 871,564 212,843
Net investment income ..............................................
7,632,069 9,419,465 12,789,406 2,612,182
REALIZED AND UNREALIZED GAIN (LOSS) $ 690,467,757 $ 130,071,262 $ 359,976,372 $ 145,413,522
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (30,381,114) $ 2,847,452 $ 15,272,523 $ (8,659,678)
Investments — affiliated ......................................... (7,665) 656 1,882 (72)
Foreign currency transactions ..................................... (67) 42 — —
Futures contracts .............................................. 808,619 268,081 946,020 239,622
In-kind redemptions — unaffiliated
(a)
................................. 99,053,931 1,486,795 52,630,929 4,053,152
69,473,704 4,603,026 68,851,354 (4,366,976)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 620,764,111 125,492,550 290,902,407 149,776,457
Investments — affiliated ......................................... (2,442) 1,308 196 9,045
Futures contracts .............................................. 232,384 (25,620) 222,414 (5,005)
620,994,053 125,468,238 291,125,017 149,780,497
Net realized and unrealized gain .......................................
690,467,757 130,071,264 359,976,371 145,413,521
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 698,099,826 $ 139,490,729 $ 372,765,777 $ 148,025,703
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Six Months Ended October 31, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information

iShares
Morningstar
Small-Cap Value
ETF
INVESTMENT INCOME –
Dividends — unaffiliated .............................................................................................. $ 5,829,279
Dividends — affiliated ................................................................................................ 21,017
Interest — unaffiliated ................................................................................................ 4,414
Securities lending income — affiliated — net ................................................................................ 305,549
Foreign taxes withheld ............................................................................................... (5,240)
Total investment income ................................................................................................
6,155,019
EXPENSES
Investment advisory ................................................................................................. 148,908
Interest expense ................................................................................................... 165
Total expenses ......................................................................................................
149,073
Net investment income .................................................................................................
6,005,946
REALIZED AND UNREALIZED GAIN (LOSS) $ 71,550,132
Net realized gain from:
Investments — unaffiliated .......................................................................................... $ 653,192
Investments — affiliated ............................................................................................ 733
Futures contracts ................................................................................................. 226,515
In-kind redemptions — unaffiliated
(a)
.................................................................................... 621,090
1,501,530
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 70,070,841
Investments — affiliated ............................................................................................ 3,053
Futures contracts ................................................................................................. (25,292)
70,048,602
Net realized and unrealized gain ..........................................................................................
71,550,132
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 77,556,078
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
iShares Morningstar Growth ETF iShares Morningstar Mid-Cap ETF
Six Months Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Six Months Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 7,632,069 $ 12,475,485 $ 9,419,465 $ 15,692,236
Net realized gain ................................................ 69,473,704 227,303,725 4,603,026 39,530,224
Net change in unrealized appreciation (depreciation) ........................ 620,994,053 66,242,723 125,468,238 5,210,104
Net increase in net assets resulting from operations ...........................
698,099,826 306,021,933 139,490,729 60,432,564
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(6,726,959)
(b)
(12,417,242) (7,907,271)
(b)
(14,506,025)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
140,985,760 (8,494,549) 217,197,336 120,868,210
NET ASSETS
Total increase in net assets ........................................... 832,358,627 285,110,142 348,780,794 166,794,749
Beginning of period ................................................
2,296,449,928 2,011,339,786 992,482,886 825,688,137
End of period ....................................................
$ 3,128,808,555 $ 2,296,449,928 $ 1,341,263,680 $ 992,482,886
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Morningstar Mid-Cap Growth ETF iShares Morningstar Small-Cap Growth ETF
Six Months Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Six Months Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 12,789,406 $ 18,141,032 $ 2,612,182 $ 4,341,447
Net realized gain (loss) ............................................ 68,851,354 125,424,379 (4,366,976) 21,607,212
Net change in unrealized appreciation (depreciation) ........................ 291,125,017 6,207,402 149,780,497 (15,024,423)
Net increase in net assets resulting from operations ...........................
372,765,777 149,772,813 148,025,703 10,924,236
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(10,883,131)
(b)
(18,048,748) (2,288,554)
(b)
(5,423,949)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
287,939,414 455,630,056 26,431,787 69,068,719
NET ASSETS
Total increase in net assets ........................................... 649,822,060 587,354,121 172,168,936 74,569,006
Beginning of period ................................................
2,498,286,026 1,910,931,905 603,813,289 529,244,283
End of period ....................................................
$ 3,148,108,086 $ 2,498,286,026 $ 775,982,225 $ 603,813,289
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
iShares Morningstar Small-Cap Value ETF
Six Months Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 6,005,946 $ 8,906,855
Net realized gain .................................................................................. 1,501,530 17,502,705
Net change in unrealized appreciation (depreciation) .......................................................... 70,048,602 (20,663,071)
Net increase in net assets resulting from operations .............................................................
77,556,078 5,746,489
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(5,009,991)
(b)
(8,751,487)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
54,901,973 25,378,923
NET ASSETS
Total increase in net assets ............................................................................. 127,448,060 22,373,925
Beginning of period ..................................................................................
419,324,586 396,950,661
End of period ......................................................................................
$ 546,772,646 $ 419,324,586
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information

iShares Morningstar Growth ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period .................
$ 82.75  $ 72.35  $ 55.89  $ 56.30  $ 61.87  $ 42.80
Net investment income
(b)
.........................
0 .27  0 .45  0 .46  0 .40  0 .29  0 .14
Net realized and unrealized gain (loss)
(c)
...............
24.36  10.40  16.45  (0.40) (5.56) 19.07
Net increase (decrease) from investment operations ........ 24.63  10.85  16.91  0.00  (5.27) 19.21
Distributions from net investment income
(d)
............ (0.23)
(e)
(0.45) (0.45) (0.41) (0.30) (0.14)
Net asset value, end of period ...................... $ 107.15  $ 82.75  $ 72.35  $ 55.89  $ 56.30  $ 61.87
Total Return
(f)
Based on net asset value .......................... 29.79%
(g)
14.99% 30.35% 0.05% (8.59)% 44.94%
Ratios to Average Net Assets
(h)
Total expen ses .................................
0.04%
(i)
0.04% 0.04% 0.04% 0.04% 0.23%
Net investment income ............................
0.54%
(i)
0.53% 0.70% 0.76% 0.45% 0.27%
Supplemental Data
Net assets, end of period (000) ...................... $ 3,128,809  $ 2,296,450  $ 2,011,340  $ 1,609,643  $ 1,711,617  $ 1,887,051
Portfolio turnover rate
(j)
............................ 8% 21% 19% 28% 22% 97%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Mid-Cap ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period ................
$ 72.98  $ 69.10  $ 60.14  $ 62.39  $ 65.81  $ 43.02
Net investment income
(b)
........................
0 .67  1 .21  1 .10  1 .03  0 .82  0 .57
Net realized and unrealized gain (loss)
(c)
..............
9.45  3.78  8.90  (2.26) (3.38) 22.83
Net increase (decrease) from investment operations ....... 10.12  4.99  10.00  (1.23) (2.56) 23.40
Distributions from net investment income
(d)
........... (0.56)
(e)
(1.11) (1.04) (1.02) (0.86) (0.61)
Net asset value, end of period ..................... $ 82.54  $ 72.98  $ 69.10  $ 60.14  $ 62.39  $ 65.81
Total Return
(f)
Based on net asset value ......................... 13.90%
(g)
7.20% 16.78% (1.91)% (3.99)% 54.74%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.04%
(i)
0.04% 0.04% 0.04% 0.04% 0.22%
Net investment income ...........................
1.65%
(i)
1.63% 1.71% 1.72% 1.22% 1.06%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,341,264  $ 992,483  $ 825,688  $ 724,627  $ 782,996  $ 881,917
Portfolio turnover rate
(j)
........................... 10% 18% 26% 24% 27% 133%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information

iShares Morningstar Mid-Cap Growth ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period ................
$ 71.89  $ 66.47  $ 56.43  $ 57.83  $ 66.52  $ 42.27
Net investment income
(b)
........................
0 .36  0 .58  0 .56  0 .52  0 .35  0 .07
Net realized and unrealized gain (loss)
(c)
..............
10.35  5.42  10.03  (1.40) (8.65) 24.23
Net increase (decrease) from investment operations ....... 10.71  6.00  10.59  (0.88) (8.30) 24.30
Distributions from net investment income
(d)
........... (0.30)
(e)
(0.58) (0.55) (0.52) (0.39) (0.05)
Net asset value, end of period ..................... $ 82.30  $ 71.89  $ 66.47  $ 56.43  $ 57.83  $ 66.52
Total Return
(f)
Based on net asset value ......................... 14.90%
(g)
9.02% 18.84% (1.49)% (12.56)% 57.51%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.06%
(i)
0.06% 0.06% 0.06% 0.06% 0.27%
Net investment income ...........................
0.88%
(i)
0.80% 0.91% 0.93% 0.51% 0.12%
Supplemental Data
Net assets, end of period (000) ..................... $ 3,148,108  $ 2,498,286  $ 1,910,932  $ 1,399,472  $ 1,087,281  $ 1,519,880
Portfolio turnover rate
(j)
........................... 19% 35% 34% 43% 43% 90%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Small-Cap Growth ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period ................
$ 44.73  $ 43.56  $ 38.31  $ 39.27  $ 51.60  $ 31.92
Net investment income
(b)
........................
0 .19  0 .34  0 .32  0 .35  0 .31  0 .05
Net realized and unrealized gain (loss)
(c)
..............
10.68  1.25  5.25  (0.94) (12.30) 19.68
Net increase (decrease) from investment operations ....... 10.87  1.59  5.57  (0.59) (11.99) 19.73
Distributions from net investment income
(d)
........... (0.17)
(e)
(0.42) (0.32) (0.37) (0.34) (0.05)
Net asset value, end of period ..................... $ 55.43  $ 44.73  $ 43.56  $ 38.31  $ 39.27  $ 51.60
Total Return
(f)
Based on net asset value ......................... 24.33%
(g)
3.57% 14.57% (1.45)% (23.36)% 61.86%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.06%
(i)
0.06% 0.06% 0.06% 0.06% 0.26%
Net investment income ...........................
0.74%
(i)
0.71% 0.76% 0.94% 0.65% 0.11%
Supplemental Data
Net assets, end of period (000) ..................... $ 775,982  $ 603,813  $ 529,244  $ 402,287  $ 318,118  $ 766,315
Portfolio turnover rate
(j)
........................... 20% 42% 44% 52% 58% 156%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information

iShares Morningstar Small-Cap Value ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period ................
$ 56.67  $ 57.12  $ 51.33  $ 54.82  $ 58.31  $ 32.95
Net investment income
(b)
........................
0 .78  1 .28  1 .24  1 .24  1 .03  0 .89
Net realized and unrealized gain (loss)
(c)
..............
9.49  (0.46) 5.82  (3.55) (3.43) 25.39
Net increase (decrease) from investment operations ....... 10.27  0.82  7.06  (2.31) (2.40) 26.28
Distributions from net investment income
(d)
........... (0.66)
(e)
(1.27) (1.27) (1.18) (1.09) (0.92)
Net asset value, end of period ..................... $ 66.28  $ 56.67  $ 57.12  $ 51.33  $ 54.82  $ 58.31
Total Return
(f)
Based on net asset value ......................... 18.17%
(g)
1.28% 13.85% (4.20)% (4.19)% 80.90%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.06%
(i)
0.06% 0.06% 0.06% 0.06% 0.26%
Net investment income ...........................
2.42%
(i)
2.08% 2.26% 2.33% 1.76% 2.07%
Supplemental Data
Net assets, end of period (000) ..................... $ 546,773  $ 419,325  $ 396,951  $ 387,526  $ 367,323  $ 446,078
Portfolio turnover rate
(j)
........................... 21% 38% 45% 41% 47% 145%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S.. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Morningstar Growth ................................................................................................... Non-diversified
Morningstar Mid-Cap .................................................................................................. Diversified
Morningstar Mid-Cap Growth ............................................................................................. Diversified
Morningstar Small-Cap Growth ........................................................................................... Diversified
Morningstar Small-Cap Value ............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Growth
Barclays Bank plc ...................................... $ 74,903 $ (74,903) $ – $ –
BNP Paribas SA ....................................... 7,146,880 (7,146,880) – –
Citigroup Global Markets, Inc. .............................. 4,483,632 (4,483,632) – –
HSBC Bank plc ....................................... 3,303,147 (3,303,147) – –
J.P. Morgan Securities LLC ............................... 927 (927) – –
Morgan Stanley ....................................... 128,966 (128,966) – –
$ 15,138,455 $ (15,138,455) $ – $ –
Morningstar Mid-Cap
Barclays Bank plc ...................................... $ 2,114,966 $ (2,103,748) $ – $ 11,218
(b)
Barclays Capital, Inc. ................................... 254 (251) – 3
(b)
BNP Paribas SA ....................................... 7,173,896 (6,940,404) – 233,492
(b)
BofA Securities, Inc. .................................... 1,778 (1,754) – 24
(b)
Goldman Sachs & Co. LLC ............................... 2,341,155 (2,341,155) – –
J.P. Morgan Securities LLC ............................... 3,401,001 (3,401,001) – –
Morgan Stanley ....................................... 3,393,456 (3,384,990) – 8,466
(b)
State Street Bank & Trust Co. .............................. 1,045 (1,021) – 24
(b)
Toronto-Dominion Bank .................................. 119,146 (119,146) – –
UBS Securities LLC .................................... 3,781,342 (3,781,342) – –
$ 22,328,039 $ (22,074,812) $ – $ 253,227
Morningstar Mid-Cap Growth
Barclays Bank plc ...................................... $ 897,393 $ (897,393) $ – $ –
BMO Capital Markets Corp. ............................... 135,575 (135,575) – –
BofA Securities, Inc. .................................... 2,305,030 (2,065,335) – 239,695
(b)
Citigroup Global Markets, Inc. .............................. 3,771,145 (3,771,145) – –
Goldman Sachs & Co. LLC ............................... 158,868 (158,868) – –
HSBC Bank plc ....................................... 12,479,795 (12,479,795) – –
J.P. Morgan Securities LLC ............................... 33,641,952 (33,184,616) – 457,336
(b)
Jefferies LLC ......................................... 153,492 (153,492) – –
Morgan Stanley ....................................... 1,236,674 (1,236,674) – –
National Financial Services LLC ............................ 1,116,086 (1,116,086) – –
Natixis SA ........................................... 11,197,255 (11,197,255) – –
SG Americas Securities LLC .............................. 33,093 (33,093) – –
UBS AG ............................................ 5,319,495 (5,319,495) – –
Wells Fargo Securities LLC ............................... 322,842 (322,842) – –
$ 72,768,695 $ (72,071,664) $ – $ 697,031
Morningstar Small-Cap Growth
Barclays Bank plc ...................................... $ 9,674,189 $ (9,674,189) $ – $ –

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Small-Cap Growth (continued)
Barclays Capital, Inc. ................................... 384,706 (384,706) – –
BNP Paribas SA ....................................... 11,654,050 (11,654,050) – –
BofA Securities, Inc. .................................... 11,420,676 (11,420,676) – –
Citigroup Global Markets, Inc. .............................. 10,064,739 (9,961,427) – 103,312
(b)
Goldman Sachs & Co. LLC ............................... 13,650,858 (13,650,858) – –
HSBC Bank plc ....................................... 1,965,675 (1,965,675) – –
J.P. Morgan Securities LLC ............................... 22,844,760 (22,844,760) – –
Jefferies LLC ......................................... 401,648 (401,648) – –
Morgan Stanley ....................................... 8,671,172 (8,671,172) – –
National Financial Services LLC ............................ 3,776,636 (3,776,636) – –
Natixis SA ........................................... 2,128,692 (2,128,692) – –
Pershing LLC ......................................... 1,139 (1,139) – –
Scotia Capital (USA), Inc. ................................ 1,605,522 (1,577,732) – 27,790
(b)
SG Americas Securities LLC .............................. 744,384 (744,384) – –
State Street Bank & Trust Co. .............................. 7,679,609 (7,627,367) – 52,242
(b)
Toronto-Dominion Bank .................................. 1,058,151 (1,034,777) – 23,374
(b)
UBS AG ............................................ 1,530,623 (1,530,623) – –
UBS Securities LLC .................................... 5,743 (5,518) – 225
(b)
Virtu Americas LLC ..................................... 767,288 (767,288) – –
Wells Fargo Bank N.A. .................................. 2,183,344 (2,183,344) – –
Wells Fargo Securities LLC ............................... 3,713,475 (3,713,475) – –
$ 115,927,079 $ (115,720,136) $ – $ 206,943
Morningstar Small-Cap Value
Barclays Bank plc ...................................... $ 1,837,276 $ (1,837,276) $ – $ –
Barclays Capital, Inc. ................................... 113,761 (113,761) – –
BMO Capital Markets Corp. ............................... 623,965 (623,965) – –
BNP Paribas SA ....................................... 1,496,895 (1,496,895) – –
BofA Securities, Inc. .................................... 3,588,522 (3,559,660) – 28,862
(b)
Citadel Clearing LLC .................................... 213,192 (213,192) – –
Citigroup Global Markets, Inc. .............................. 3,434,789 (3,428,601) – 6,188
(b)
Deutsche Bank Securities, Inc. ............................. 97,181 (97,051) – 130
(b)
Goldman Sachs & Co. LLC ............................... 8,774,596 (8,774,596) – –
HSBC Bank plc ....................................... 1,502,293 (1,475,419) – 26,874
(b)
J.P. Morgan Securities LLC ............................... 1,698,371 (1,698,371) – –
Jefferies LLC ......................................... 271,211 (271,211) – –
Morgan Stanley ....................................... 4,408,600 (4,408,600) – –
National Financial Services LLC ............................ 831,025 (831,025) – –
Nomura Securities International, Inc. ......................... 155,347 (155,347) – –
Pershing LLC ......................................... 74,650 (74,650) – –
Scotia Capital (USA), Inc. ................................ 5,579 (5,489) – 90
(b)
Scotia Capital, Inc. ..................................... 8,837 (8,822) – 15
(b)
SG Americas Securities LLC .............................. 386,468 (340,798) – 45,670
(b)
State Street Bank & Trust Co. .............................. 480,796 (480,796) – –
Toronto-Dominion Bank .................................. 214,399 (214,399) – –
UBS AG ............................................ 1,278,063 (1,273,534) – 4,529
(b)
Virtu Americas LLC ..................................... 166,076 (166,076) – –
Wells Fargo Bank N.A. .................................. 472,773 (472,773) – –
Wells Fargo Securities LLC ............................... 659,121 (659,121) – –
$ 32,793,786 $ (32,681,428) $ – $ 112,358
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of October 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
iShares ETF Investment Advisory Fees
Morningstar Growth ................................................................................................ 0 .04%
Morningstar Mid-Cap ............................................................................................... 0 .04
Morningstar Mid-Cap Growth .......................................................................................... 0 .06
Morningstar Small-Cap Growth ........................................................................................ 0 .06
Morningstar Small-Cap Value .......................................................................................... 0 .06

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended October 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended October 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Morningstar Growth ....................................................................................................... $ 20,300
Morningstar Mid-Cap ...................................................................................................... 30,658
Morningstar Mid-Cap Growth ................................................................................................. 87,952
Morningstar Small-Cap Growth ............................................................................................... 79,311
Morningstar Small-Cap Value ................................................................................................. 77,935
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Morningstar Growth .................................................................... $ 133,366,545 $ 142,546,538 $ (15,466,249)
Morningstar Mid-Cap .................................................................... 34,765,949 58,094,856 (2,226,830)
Morningstar Mid-Cap Growth .............................................................. 198,749,713 237,650,586 (4,892,853)
Morningstar Small-Cap Growth ............................................................ 76,140,110 72,400,622 (1,715,190)
Morningstar Small-Cap Value .............................................................. 56,160,938 49,065,933 1,799,949
iShares ETF Purchases Sales
Morningstar Growth .................................................................................... $ 231,694,130 $ 233,940,518
Morningstar Mid-Cap ................................................................................... 117,074,728 112,985,956
Morningstar Mid-Cap Growth .............................................................................. 535,390,594 532,964,733
Morningstar Small-Cap Growth ............................................................................ 141,723,778 141,953,117
Morningstar Small-Cap Value .............................................................................. 108,268,090 104,285,823
iShares ETF
In-kind
Purchases
In-kind
Sales
Morningstar Growth .................................................................................... $ 336,348,907 $ 193,581,095
Morningstar Mid-Cap ................................................................................... 219,798,016 4,075,342
Morningstar Mid-Cap Growth .............................................................................. 436,638,211 150,306,006
Morningstar Small-Cap Growth ............................................................................ 38,529,848 12,315,115
Morningstar Small-Cap Value .............................................................................. 55,539,846 2,705,083

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of April 30, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Qualified
 Late-Year
Capital Losses
(b)
Morningstar Growth ..................................................................................... $ (202,822,845) $ —
Morningstar Mid-Cap .................................................................................... (67,484,674) —
Morningstar Mid-Cap Growth ............................................................................... (209,234,315) —
Morningstar Small-Cap Growth ............................................................................. (140,559,410) (273,704)
Morningstar Small-Cap Value ............................................................................... (44,038,135) —
(a)
Amounts available to offset future realized capital gains.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Morningstar Growth ................................................ $ 1,815,003,005 $ 1,365,854,691 $ (37,311,147) $ 1,328,543,544
Morningstar Mid-Cap ............................................... 1,094,876,025 327,351,394 (59,390,309) 267,961,085
Morningstar Mid-Cap Growth ......................................... 2,663,864,658 669,874,223 (113,889,999) 555,984,224
Morningstar Small-Cap Growth ........................................ 724,501,274 210,216,585 (41,895,625) 168,320,960
Morningstar Small-Cap Value ......................................... 525,649,622 99,251,914 (45,293,812) 53,958,102

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Six Months Ended
10/31/25
Year Ended
04/30/25
iShares ETF Shares Amount Shares Amount
Morningstar Growth
Shares sold 3,550,000 $ 337,177,271 4,250,000 $ 348,093,418
Shares redeemed
(2,100,000) (196,191,511) (4,300,000) (356,587,967)
1,450,000 $ 140,985,760 (50,000) $ (8,494,549)
Morningstar Mid-Cap
Shares sold 2,700,000 $ 221,297,383 2,350,000 $ 174,086,501
Shares redeemed
(50,000) (4,100,047) (700,000) (53,218,291)
2,650,000 $ 217,197,336 1,650,000 $ 120,868,210
Morningstar Mid-Cap Growth
Shares sold 5,400,000 $ 438,886,218 8,050,000 $ 597,631,174
Shares redeemed
(1,900,000) (150,946,804) (2,050,000) (142,001,118)
3,500,000 $ 287,939,414 6,000,000 $ 455,630,056
Morningstar Small-Cap Growth
Shares sold 750,000 $ 38,844,014 2,600,000 $ 122,830,048
Shares redeemed
(250,000) (12,412,227) (1,250,000) (53,761,329)
500,000 $ 26,431,787 1,350,000 $ 69,068,719
Morningstar Small-Cap Value
Shares sold 900,000 $ 57,744,832 1,550,000 $ 89,507,934
Shares redeemed
(50,000) (2,842,859) (1,100,000) (64,129,011)
850,000 $ 54,901,973 450,000 $ 25,378,923

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
2025
iShares Semi-Annual Financial Statements and Additional Information

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares Morningstar Growth ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Mid-Cap Growth ETF, iShares Morningstar Small-Cap Growth ETF,
iShares Morningstar Small-Cap Value ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information

Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: December 22, 2025